485BPOS		FILE NOS. 333-182987
ALLIANZ VISION (ALIP)		811-05618
		CLASS I.D. C000119016
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO.	22	X
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO.	549	X

(CHECK APPROPRIATE BOX OR BOXES.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(EXACT NAME OF REGISTRANT)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(NAME OF DEPOSITOR)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297
(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(763) 765-2913
(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

STEWART D. GREGG, SENIOR SECURITIES COUNSEL
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297
(NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE BOX):
IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
X		ON APRIL 30, 2021 PURSUANT TO PARAGRAPH (B) OF RULE 485
60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
ON (DATE) PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
IF APPROPRIATE, CHECK THE FOLLOWING:
THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.
APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING: APRIL 30, 2021
TITLES OF SECURITIES BEING REGISTERED: INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

PART A – PROSPECTUS

NOTICE OF SUBSTITUTION
Dated April 30, 2021

Allianz Life Insurance Company of North America
Allianz Life Variable Account A
Allianz Life Variable Account B
Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
(collectively, “Allianz Life”)
This notice supplements certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

This Notice is to inform you that Allianz Life has obtained an order from the U.S. Securities and Exchange Commission (“SEC”) permitting Allianz Life to substitute shares of the Target Funds listed below with shares of the corresponding Destination Funds, owned through variable insurance products issued by Allianz Life. In other words, any shares of the Target Funds included below, that you hold through an Allianz Life variable product, will be replaced on the date of the substitution (anticipated to be June 18, 2021) with shares of the Destination Fund. You will receive a confirmation following the substitution.
Target Fund	Destination Fund
BlackRock Global Allocation V.I. Fund, Class III	AZL Moderate Index Strategy Fund
BNY MellonVIF Appreciation Portfolio, Service Class	AZL S&P 500 Index Fund, Class 2
Fidelity VIP FundsManager 50% Portfolio, Service Class 2	AZL Balanced Index Strategy Fund
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	AZL Moderate Index Strategy Fund
Franklin Allocation VIP Fund, Class 2	AZL Moderate Index Strategy Fund
Franklin Income VIP Fund, Class 1 Franklin Income VIP Fund, Class 2	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1 AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2
Franklin Mutual Shares VIP Fund, Class 1 Franklin Mutual Shares VIP Fund, Class 2	AZL Russell 1000 Value Index Fund, Class 1 AZL Russell 1000 Value Index Fund, Class 2
Franklin Strategic Income VIP Fund, Class 2	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2
PIMCO All Asset Portfolio, Administrative Class	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2
PIMCO Dynamic Bond Portfolio, Administrative Class	PIMCO Total Return Portfolio, Administrative Class
PIMCO Global Bond Opportunities Portfolio (Unhedged), Administrative Class	PIMCO Global Core Bond (Hedged) Portfolio, Administrative Class
PIMCO Global Managed Asset Allocation Portfolio, Administrative Class	PIMCO Balanced Allocation Portfolio, Administrative Class
Templeton Growth VIP Fund, Class 1 Templeton Growth VIP Fund, Class 2	AZL MSCI Global Equity Index Fund, Class 1 AZL MSCI Global Equity Index Fund, Class 2

From the date of this Notice through the date of the substitution, you are permitted to transfer all or a portion of your Contract value invested in any subaccount investing in the Target Funds into other available Investment Options available to you under your Contract, without any limitation or charge on the transfer and without the transfer being counted as a transfer for purposes of transfer limitations and fees. In addition, if you do not exercise this free transfer right prior to the substitution, for a period of 60 days after the substitution, you may transfer Contract value invested in the Destination Funds into any one or more other
PRO-001-0421     Page 1 of 2

Investment Options available to you under your Contract, again without any limitation or charge on transfers. Any transfers you may make pursuant to this free transfer right will be subject to the restrictions on Investment Option allocations set forth in your Contract. Your free transfer will not count as one of the limited number of transfers permitted in a year free of charge, and Allianz Life will not impose any additional transfer restrictions on this transfer.
If you do not transfer your Contract value from any of the Target Funds prior to the date of the substitution, that amount, at relative net asset value, will be automatically transferred to the corresponding Destination Fund on the date of substitution. This automatic transfer will not count toward the number of free transfers available under your Contract, and you will not be assessed a transfer or any other fee for this automatic transfer.
Except for limitations imposed by a living benefit rider, or as described in the market timing limitations of the prospectus, we will not exercise any rights reserved under the Contracts to impose additional restrictions on transfers out of any Destination Fund during the free transfer period.
Allianz Life will send you an additional Notice within five days after the substitution has occurred. The Post-Substitution Notice will remind you of your right, for a period of 60 days following the date of substitution, to transfer from the Destination Funds into one or more other Investment Options available to you under your Contract, if you have not already exercised your free transfer rights.
We will send to you separately the prospectus for each Destination Fund applicable to you. If you would like further information or a prospectus, free of charge, for any of the Investment Options available under your Contract, or if you would like to make a transfer of your Contract value, please contact your financial professional or call our Service Center toll-free at 800.624.0197. Further information is also available on our website at www.allianzlife.com.

PRO-001-0421     Page 2 of 2

SUPPLEMENT DATED APRIL 30, 2021
To the following variable annuity prospectuses dated April 30, 2021:
ALLIANZ VISIONSM
For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013
ALLIANZ CONNECTIONSSM
For contracts issued on or after April 29, 2013 and for contracts issued from May 2, 2011 through April 26, 2013
ALLIANZ VISIONSM NEW YORK
 For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013
ALLIANZ HIGH FIVESM
ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
or
Allianz Life Insurance Company of New York and Allianz Life® of NY Variable Account C
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference. See the
Investment Option prospectuses for any additional information.

Section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase

We are adding a second sentence to the last paragraph in this section as follows:

Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries. The available options for certain Beneficiaries of Qualified Contracts have changed due to the enactment of the SECURE Act at the end of 2019.

PRO-002-0421
(VSN-400, VSN-159, CNT-400, CNT-062WW, VNY-400, VNY-146, HFV-001)

ALLIANZ VisionSM VARIABLE ANNUITY CONTRACT issued on or after April 29, 2013
Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America
This prospectus describes all material rights and obligations of purchasers under an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).
The Base Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Death Benefit). The Contract previously offered the following optional benefits for an additional charge.
•	Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase). Income Protector was available from April 29, 2013 through April 24, 2020 and and is described in section 11.a.
Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin as early as age 60, or as late as age 90. If we require you to annuitize your Contract while you are receiving Lifetime Plus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.
•	Quarterly Value Death Benefit locks in any quarterly investment gains (Quarterly Anniversary Value) to potentially provide an increased death benefit. For Contracts issued from either July 22, 2013 or October 14, 2013 (depending on your state of issue as indicated in Appendix J) to April 24, 2020 this benefit is described in section 11.b. For Contracts issued from April 29, 2013 to either July 19, 2013 or October 11, 2013 (depending on your state of issue as indicated in Appendix J) this benefit is described in Appendix E.
•	Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments) subject to a three-year vesting schedule. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus. Bonus Option was available at issue from April 29, 2013 through April 24, 2020 and is described in section 11.c.
If you have the Quarterly Value Death Benefit, you must also have either Income Focus, Investment Protector, or Income Protector (an Additional Required Benefit). However, you can have an Additional Required Benefit separately without having the Quarterly Value Death Benefit.
•	Income Focus provides guaranteed lifetime income (Income Focus Payments, which are similar to Lifetime Plus Payments) until annuitization. We base payments on a percentage of adjusted Purchase Payments, and that percentage can potentially increase by 1% each year if your Contract Value increases. Income Focus was available from April 29, 2013 through April 24, 2015 and is described in Appendix F.
•	Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period. Investment Protector was available from April 29, 2013 through October 16, 2016 and is described in Appendix G.
If you have an investment adviser and choose to pay their fees from this Contract, the deduction of this adviser fee is in addition to this Contract’s fees and expenses, may be subject to a withdrawal charge, reduces your guaranteed values, reduces any lifetime payments, and may be subject to federal and state income taxes and a 10% additional federal tax.
All guarantees under the Contract are the obligations of Allianz Life and are subject to our claims paying ability and financial strength.
Please read this prospectus before investing and keep it for future reference. The prospectus describes all material rights and obligations of purchasers under the Contract. It contains important information about the Contract and Allianz Life that you ought to know before investing including material state variations. This prospectus was not offered in any state, country, or jurisdiction in which we were not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity previously offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database. The prospectus and SAI are also available on our website at www.allianzlife.com.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: April 30, 2021
Versions of Optional Benefits Described in this Prospectus
The prospectus includes information on features, charges and available Investment Options for the following versions of benefits. The benefit version identifier, for example (07.12), is located in your rider.
Prospectus section or Appendix	Benefit Version Identifier	Available From	Available Through
11.a – Income Protector	(10.12)	April 29, 2013	April 24, 2015
	(04.15, 04.16)	April 27, 2015	May 2, 2016
	(05.16, 06.16)	May 3, 2016	July 4, 2016
	(07.16, 08.16)	July 5, 2016	September 5, 2016
	(09.16, 10.16, 11.16)	September 6, 2016	December 5, 2016
	(12.16)	December 6, 2017	January 2, 2017
	(01.17, 02.17)	January 3, 2017	March 6, 2017
	(03.17, 04.17, 05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17, 12.17, 01.18, 02.18)	March 7, 2017	March 5, 2018
	(03.18, 04.18, 05.18, 06.18, 07.18, 08.18, 09.18, 10.18, 11.18, 12.18, 01.19, 02.19, 03.19, 04.19v1, 04.19v2, 05.19, 06.19, 07.19, 08.19, 09.19, 10.19, 11.19, 12.19, 01.20, 02.20, 03.20, 04.20)	March 6, 2018	April 24, 2020
11.b – Quarterly Value Death Benefit		July 19, 2013, or October 11, 2013	April 24, 2020
11.c – Bonus Option		April 29, 2013	April 24, 2020
D – Original Traditional Death Benefit		April 29, 2013	July 19, 2013, or October 11, 2013
E – Original Quarterly Value Death Benefit		April 29, 2013	July 19, 2013, or October 11, 2013
F – Income Focus		April 29, 2013	April 24, 2015
G – Investment Protector	(07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16)	April 29, 2013	October 16, 2016

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

If you have a benefit that restricts access to Investment Options, your available Investment Options are listed in the section that describes that benefit. For example, the Investment Options available with Investment Protector are listed in Appendix G. Certain Investment Options that are closed and are no longer available for selection are discussed in Appendix J.
CURRENTLY AVAILABLE INVESTMENT OPTIONS
ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP DFA Multi-Strategy Fund
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP FusionSM Balanced Fund
AZL MVP FusionSM Conservative Fund
AZL MVP FusionSM Moderate Fund
AZL® MVP Global Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
AZL® MVP Moderate Index Strategy Fund
AZL® MVP T. Rowe Price Capital Appreciation Plus FundBLACKROCK
AZL® Enhanced Bond Index Fund
AZL® Government Money Market Fund	BLACKROCK (continued)
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® MSCI Emerging Markets Equity Index Fund
AZL® MSCI Global Equity Index Fund
AZL® Russell 1000 Growth Index Fund
AZL® Russell 1000 Value Index Fund
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund
DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund
FIDELITY
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® Fidelity Institutional Asset Management® Total Bond FundGATEWAY
AZL® Gateway Fund	J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio
METWEST
AZL® MetWest Total Return Bond Fund
MFS
MFS VIT Total Return Bond Portfolio
PIMCO
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT StocksPLUS® Global Portfolio
PIMCO VIT Total Return Portfolio
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

THE CONTRACT IS NO LONGER OFFERED FOR SALE.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date.
Additional Required Benefit – an additional optional benefit you must have if you have the Quarterly Value Death Benefit described in section 11.b. Additional Required Benefits include Income Focus, Investment Protector, or Income Protector.
Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it was initially equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. If selected after issue, it was initially equal to Contract Value determined on the Rider Effective Date excluding any Daily Transactions adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries this value is reset to equal the current Contract Value if greater, and we apply future quarterly simple interest to this reset value.
Annual Increase Percentage – the simple interest increase we apply quarterly to the Annual Increase under Income Protector as discussed in section 11.a. Section 11.a also includes historical Annual Increase Percentage rates for all versions of Income Protector.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, you designate the Annuitant and can add a joint Annuitant for the Annuity Phase. There are restrictions on who can become an Annuitant.
Annuity Date – the date we process your request to begin making Annuity Payments to the Payee from the Contract.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin.
Base Contract – the Contract without any optional benefits.
Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.
Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary under Income Protector as discussed in section 11.a, or Income Focus as discussed in Appendix F.
Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a.
Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector as discussed in section 11.a, or Income Focus Payments under Income Focus as discussed in Appendix F.
Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary under Income Protector as discussed in section 11.a, or under Income Focus as discussed in Appendix F.
Bonus Option – an optional benefit that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81 subject to a three-year vesting schedule as discussed in section 11.c. This benefit has an additional M&E charge and a higher and longer withdrawal charge schedule.
Bonus Value – if you have the Bonus Option, the total Contract Value plus any unvested bonus amounts.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Charge Lock Date – this is the date after which your Income Protector or Income Focus rider charge does not change.
Charge Lock Option – a rider that may be available to you if you have Income Protector or Income Focus and we increase your benefit’s rider charge. The Charge Lock Option rider allows you to keep your benefit at the current rider

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases. The Charge Lock Option rider for Income Protector is discussed in section 11.a, and for Income Focus it is discussed in Appendix F.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. If you have the Bonus Option, Contract Value includes only vested bonus amounts; it does not include unvested bonus amounts.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under Income Protector or Income Focus Payments under Income Focus as discussed in section 2. There are restrictions on who can become a Covered Person.
Daily Transactions – On a Business Day, any additional Purchase Payments received, any withdrawals taken, or transfer fees deducted. Withdrawals include Lifetime Plus Payments, Income Focus Payments and Excess Withdrawals.
Determining Life (Lives) – the person(s) designated at Contract issue and named in the Contract on whose life we base the guaranteed Traditional Death Benefit or Quarterly Value Death Benefit.
Earliest Anniversary – the earliest available initial Target Value Date that you can select under Investment Protector as discussed in Appendix G. In the Contract the Earliest Anniversary is called the Earliest Target Value Anniversary. Appendix G also includes historical Earliest Anniversary rates for all versions of Investment Protector.
Excess Withdrawal – if you have Income Protector or Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. Income Protector is discussed in section 11.a, and Income Focus is discussed in Appendix F.
Financial Professional – the person who advises you regarding the Contract.
Future Anniversary – the number of Rider Anniversaries that occur between the initial Target Value Date and each subsequent Target Value Date under Investment Protector as discussed in Appendix G. Appendix G also includes historical Future Anniversary rates for all versions of Investment Protector.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Guarantee Percentage – a percentage we use to calculate the Target Value under Investment Protector as discussed in Appendix G. Appendix G also includes historical Guarantee Percentage rates for all versions of Investment Protector.
Guarantee Years – the maximum number of years that you can receive simple interest increases under the Annual Increase for Income Protector as discussed in section 11.a. Section 11.a also includes historical Guarantee Years for all versions of Income Protector.
Income Focus – an optional benefit described in Appendix F that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.
Income Focus Payment – the guaranteed lifetime income payment we make to you under Income Focus as discussed in Appendix F. The annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Income Protector – an optional benefit described in section 11.a that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person is at least age 60.
Income Value(s) – if you have Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage as stated in Appendix F. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.
Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment under Income Focus. We establish a separate Income Value Percentage for each Income Value as discussed in Appendix F. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.
Increase Base – an amount we use to determine the Annual Increase under Income Protector as discussed in section 11.a. If selected at issue, it was initially equal to total Purchase Payments adjusted for withdrawals. If selected after issue, it was initially equal to Contract Value determined on the Rider Effective Date excluding any Daily Transactions adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Investment Protector – an optional benefit described in Appendix G that has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
Last Increase Date – if you have Income Protector and select the Charge Lock Option rider, this is the date after which you no longer receive automatic increases to your guaranteed values and payments.
Last Performance Increase Date – if you have Income Focus and select the Charge Lock Option rider, this is the date after which your Income Value Percentages no longer receive Performance Increases.
Lifetime Plus Payment – the guaranteed lifetime income payment we make to you based on the Benefit Base under Income Protector as discussed in section 11.a.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Payment Percentages – a percentage we use to calculate the annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a. Section 11.a also includes historical Payment Percentages tables for all versions of Income Protector.
Performance Increase – a 1% annual increase to each Income Value Percentage under Income Focus if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA contracts).
Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefits as discussed in section 11.b and Appendix E.
Quarterly Value Death Benefit – an optional benefit described in section 11.b and Appendix E that has an additional M&E charge and was intended to provide an increased death benefit. The benefit described in section 11.b required selection of an Additional Required Benefit.
Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector’s Target Value as discussed in Appendix G.
Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you have Income Protector, Income Focus or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.
Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing applications and/or checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Target Value – the amount we guarantee will be available to you on each Target Value Date under Investment Protector as discussed in Appendix G. If you selected Investment Protector at issue, the Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the total Purchase Payments adjusted for withdrawals. If you selected Investment Protector after issue, it is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the Contract Value determined on the Rider Effective Date excluding any Daily Transactions adjusted for subsequent withdrawals and Purchase Payments.
Target Value Date – the date on which we guarantee your Contract Value cannot be less than the Target Value under Investment Protector as discussed in Appendix G.
Total Income Value – the sum of all your individual Income Value(s) under Income Focus as discussed in Appendix F. We use the Total Income Value to determine your Income Focus rider charge.
Traditional Death Benefit – the death benefit provided by the Contract that is equal to the greater of Contract Value or total Purchase Payments adjusted for withdrawals as discussed in section 10 and Appendix D.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Fee Tables
These tables describe the fees and expenses you pay when owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7. These tables do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, fees and expenses would be higher.
Owner Transaction Expenses
Withdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%

Transfer Fee(3)	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(4)	3.5%
(as a percentage of each Purchase Payment)
Owner Periodic Expenses
Contract Maintenance Charge(5)	$50
(per Contract per year)
(1)	The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.
(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.
(3)	We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.
(4)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed in section 7, Expenses – Premium Tax.
(5)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.
Contract Annual Expenses
Mortality and Expense Risk (M&E) Charge(6) (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits	1.40%
Base Contract with Quarterly Value Death Benefit(7)	1.70%
Base Contract with the Bonus Option	1.70%
Base Contract with the Bonus Option and Quarterly Value Death Benefit(7)	2.00%

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Optional Benefits (Version Identifier)	Available Dates	Rider Charge
		Maximum			Current(8)
		Single Payments	Joint Payments	Single Payments	Joint Payments
Income Protector with Lifetime Plus Payments(9) (rider charge as a percentage of the Benefit Base)
Income Protector (01.17 through 04.20)	1/3/2017 – 4/24/2020	2.50%	2.75%	1.40%	1.40%
Income Protector (04.15 through 12.16)	4/27/2015 – 1/2/2017	2.50%	2.75%	1.30%	1.30%
Income Protector (10.12)	4/29/2013 – 4/24/2015	2.50%	2.75%	1.10%	1.10%
Income Focus with Income Focus Payments(9) (rider charge as a percentage of the Total Income Value)
Income Focus	4/29/2013 – 4/24/2015	2.75%	2.95%	1.30%	1.30%

Optional Benefit (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Target Value)
		Maximum	Current(8)
Investment Protector
Investment Protector (07.13 through 10.16)	7/22/2013 – 10/16/2016	2.50%	1.30%
Investment Protector (07.12)	4/29/2013 – 7/19/2013	2.50%	1.20%
(6)	We do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
(7)	If you remove an Additional Required Benefit from your Contract we stop assessing the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the rider termination date.
(8)	The current rider charge may increase or decrease on each Quarterly Anniversary. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix F, and for Investment Protector see Appendix G.
(9)	If you select the Charge Lock Option rider, the rider charge for Income Protector or Income Focus is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as your selected benefit is in effect and your Contract Value is positive. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix F.
Annual Operating Expenses of the Investment Options
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2020, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(10) (including management fees, distribution or 12b-1 fees, and other expenses)
before fee waivers and expense reimbursements	.50%	1.42%
(10)	Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.
Examples
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you selected, and whether and when you take withdrawals. These examples do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, costs would be higher.
We deduct the $50 contract maintenance charge in the examples on each Contract Anniversary during the Accumulation Phase (or the next Business Day if the Contract Anniversary is not a Business Day). A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. We may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

All figures in the examples below reflect the most expensive combination of benefits, which is the Base Contract with Bonus Option, Quarterly Value Death Benefit, and Income Protector with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.75%).
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.42% (maximum Investment Option operating exp.)	$1,539	$2,958	$4,273	$7,403
0.50% (minimum Investment Option operating exp.)	$1,445	$2,688	$3,845	$6,667
2)	If you annuitize your Contract and begin Annuity Payments at the end of each time period. The earliest available Annuity Date (the date we process your request to begin Annuity Payments) is two years after the Issue Date (the date we issue the Contract).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.42% (maximum Investment Option operating expense)	N/A	$2,108	$3,573	$7,403
0.50% (minimum Investment Option operating expense)	N/A	$1,838	$3,145	$6,667
3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.42% (maximum Investment Option operating expense)	$689	$2,108	$3,573	$7,403
0.50% (minimum Investment Option operating expense)	$595	$1,838	$3,145	$6,667
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2020. See the SAI Appendix B for condensed financial information regarding the December 31, 2020 AUVs for other charges.
• FOR CONTRACTS ISSUED BEFORE APRIL 27, 2015: In example 1 (if you surrender your Contract) and example 3 (if you do not surrender your Contract), the most expensive combination of benefits in Year 1 are for the Base Contract with Bonus Option, Quarterly Value Death Benefit, and Income Focus with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.95%). Please see Appendix I for expense example 1 (full surrender) and 3 (no surrender) for these Contracts.

1.  The Variable Annuity Contract
The Contract is no longer offered for sale.
An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge) and you can make additional Purchase Payments subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

The Contract previously offered the following optional benefits, for an additional charge.
•	Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin as early as age 60, or as late as age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). Income Protector was available from April 29, 2013 through April 24, 2020.
•	The Quarterly Value Death Benefit potentially provides an increased death benefit based on the highest quarterly Contract Value adjusted for withdrawals (Quarterly Anniversary Value). Section 11.b describes the Quarterly Value Death Benefit that was available from either July 22, 2013 or October 14, 2013 (depending on your state of issue as indicated in Appendix J) to April 24, 2020. Appendix E describes the original Quarterly Value Death Benefit that was available from April 29, 2013, to either July 19, 2013 or October 11, 2013 (depending on your state of issue as indicated in Appendix J).
•	The Bonus Option (see section 11.c) provides a 6% bonus on Purchase Payments received before age 81 subject to a three-year vesting schedule. The Bonus Option has a higher and longer withdrawal charge schedule and was only available at issue from April 29, 2013 through April 24, 2020.
•	Income Focus (see Appendix F) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus was available from April 29, 2013 through April 24, 2015.
•	Investment Protector (see Appendix G) provides a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. Investment Protector was available from April 29, 2013 through October 16, 2016.
The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Annuity Date. A Business Day is each day the New York Stock Exchange is open for trading and it ends when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
•	The Business Day we process your request for a full withdrawal.
•	Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.
If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Annuity Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If the Annuity Date occurs after Lifetime Plus Payments or Income Focus Payments begin and these payments are greater than the Annuity Payments as calculated for certain Annuity Options, you can elect to convert these payments to Annuity Payments as described in section 9 – When Annuity Payments Begin. Your Annuity Payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
When the Contract Ends
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

2.  Owners, Annuitants, and Other Specified Persons
Owner
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.
Joint Owners
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center. Our “Service Center” is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.
Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Annuity Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Annuity Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Annuity Date. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Annuity Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see Appendix A to the SAI. In order to convert Lifetime Plus Payments or Income Focus Payments to Annuity Payments the Covered Person(s) must be named as the Annuitant(s) as discussed in section 9, When Annuity Payments Begin. Designating different persons as Covered Person(s) and Annuitant(s) will cause Income Protector or Income Focus and any lifetime payments to end at the maximum permitted Annuity Date. Use care when designating Owner(s), Annuitant(s) and Covered Person(s), and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER

Action if the Contract is in the Accumulation Phase

•	We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If you have Income Protector, this benefit and any Lifetime Plus Payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person.
•	If the deceased Owner was a Determining Life and the surviving spouse Beneficiary continues the Contract:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater and available, and the death benefit ends,
–	the surviving spouse becomes the new Owner,
–	the Accumulation Phase continues, and
–	upon the surviving spouse’s death, his or her Beneficiary(s) receives the Contract Value.
–	The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Quarterly Anniversary Value if the Quarterly Value Death Benefit applies.
•	If the deceased Owner was not the Determining Life the Traditional Death Benefit or Quarterly Value Death Benefit are not available.
Action if the Contract is in the Annuity Phase

•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end when the guaranteed period ends.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Determining Life (Lives)
The Determining Life (Lives) are the individuals on whose life we base the guaranteed Traditional Death Benefit or Quarterly Value Death Benefit. We established the Determining Life (Lives) at Contract issue and they generally do not change. For an individually owned Contract the Determining Life (Lives) are the Owner(s). For a non-individually owned Contract the Determining Life is the Annuitant. After the Issue Date the Determining Life (Lives) only change as follows:
•	If you remove a Joint Owner due to divorce we also remove that person as a Determining Life, or
•	If you purchased a jointly owned Non-Qualified Contract and change ownership to a Trust, we remove the prior Owner who is not the Annuitant as a Determining Life.
Beneficiary
The Beneficiary is the person(s) or entity you designated to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
FOR JOINTLY OWNED CONTRACTS: The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries.
Covered Person(s)
If you have Income Protector or Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine when lifetime payments can begin and the initial payment amount. When you selected Income Protector or Income Focus, you chose whether you wanted payments based on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). Joint Owners and joint Covered Persons must be spouses within the meaning of federal tax law. Based on your payment selection, we determined the Covered Persons as follows.
For single lifetime payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, Joint Owners must be spouses and you chose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint lifetime payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments, assuming the surviving non-Annuitant spouse is the beneficiary under the qualified plan or custodial Individual Retirement Annuity (IRA).
You cannot add, remove or replace a Covered Person after the rider effective date if you have Income Protector or Income Focus.
Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses you must send us written notice. Upon notification of divorce, we treat any request to reduce or divide benefits under this Contract as a request for a withdrawal of Contract Value payable to you. We process the withdrawal and remove one spouse from the Contract as a Covered Person, Owner, Joint Owner, Annuitant and/or

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Beneficiary, according to your instructions or any applicable court order. This withdrawal is subject to any applicable tax or withdrawal charge, and may cause lifetme payments to end prematurely. However, if you do not notify us of the divorce, the Contract continues and upon the death of an Owner, we pay any applicable death benefit to the Beneficiary(s) and the Contract and the benefit both end.
If we remove one joint Covered Person, we do not change your rider charge; we continue to assess the charge associated with joint lifetime payments. We also calculate lifetime payments based on the originally named joint Covered Persons and their ages. However, lifetime payments will continue and end based on the life of the remaining Covered Person. If we remove all Covered Persons from the Contract, the benefit and any lifetime payments end.
Once we remove a Covered Person, he or she cannot be reinstated.

• For Joint Owners that selected single lifetime payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay any applicable death benefit to the Beneficiary(s) and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.
Payee
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
Assignments, Changes of Ownership and Other Transfers of Contract Rights
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. A request is in “Good Order” when it contains all the information we require to process it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
• An assignment does not change the Determining Life (Lives). The Traditional Death Benefit and Quarterly Value Death Benefit are only available on the death of a Determining Life. If you assign the Contract and the Determining Life (Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Quarterly Value Death Benefit may not be available and your Beneficiary(s) will only receive the Contract Value.
• An assignment does not change the Covered Person(s) for Contracts with Income Protector or Income Focus. Following an assignment or change of ownership/Annuitant/Beneficiary, if all Covered Persons no longer have the required relationship as stated under “Covered Person(s)” in this section (Owner, Annuitant or sole Beneficiary) your selected benefit and any lifetime payments end. Any existing Contract assignment must be removed before you begin receiving lifetime payments. We may make exceptions to the removal of a Contract assignment in order to comply with applicable law. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

3.  Purchase Payments
Purchase Payment Requirements
The Contract is no longer offered for sale.
The additional Purchase Payment requirements for this Contract are as follows.
•	If you do not have Income Protector, Income Focus, or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•	If you have Income Protector, Income Focus, or Investment Protector, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If you have Income Protector or Income Focus, we do not allow additional payments on or after the date Lifetime Plus Payments or Income Focus Payments begin (Benefit Date). If you have Investment Protector we do not allow additional payments on or after the third rider anniversary. If your benefit was effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary). The minimum additional Purchase Payment we will accept is $50.
If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.
•	We do not accept additional Purchase Payments on or after the Annuity Date.
•	The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.
If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
We may terminate your ability to make additional Purchase Payments because we reserve the right to decline any or all Purchase Payments at any time on a nondiscriminatory basis. This applies to Contracts issued in all states except those listed in Appendix J. If mandated under applicable law, we may be required to reject a Purchase Payment. If we exercise our right to no longer allow additional Purchase Payments this may limit your ability to fund your Contract’s guaranteed benefits such as Income Protector’s Benefit Base, Income Focus’ Income Values, Investment Protector’s Target Value or the Quarterly Value Death Benefit’s Quarterly Anniversary Value.
Allocation of Purchase Payments
You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus, or Investment Protector. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Automatic Investment Plan (AIP)
AIP is not available if you have a Qualified Contract that is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.
The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions. AIP Purchase Payments must comply with the allocation requirements and restrictions stated in this section, including the initial amount if you have Income Protector, Income Focus, or Investment Protector. We must receive your request to stop or change AIP at our Service Center before the end of the last Business Day immediately before the Business Day we process AIP to make the change that month. AIP ends automatically as follows.
•	If you begin Annuity Payments, AIP ends on the Business Day before the Annuity Date.
•	If you have Income Protector or Income Focus, AIP ends on the Benefit Date.
•	If you have Investment Protector, AIP ends on the third rider anniversary.
We reserve the right to discontinue or modify AIP at any time and for any reason.
Dollar Cost Averaging (DCA) Program
The DCA program transfers Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts if you have the Bonus Option) monthly from the AZL Government Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate in this program, you must allocate at least $1,500 to the AZL Government Money Market Fund. Each month while the program is in effect, we transfer Contract Value (or Bonus Value, if applicable) applied to the DCA program from the AZL Government Money Market Fund according to your future Purchase Payment allocation instructions.
Information on the AZL Government Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Government Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center before the end of the Business Day that we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•	the Benefit Date that Lifetime Plus Payments begin if you have Income Protector;
•	you request to end the program (your request must be received at our Service Center before the end of the last Business Day immediately before the tenth to end that month);
•	the DCA program period ends (which is either six or twelve months); or
•	your Contract ends.
If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Government Money Market Fund according to your future allocation instructions.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

• For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Government Money Market Fund.
• This program is not available if you have Income Focus.

4.  Valuing Your Contract
Your Contract Value  (and Bonus Value, if applicable) increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance.
We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount.
Accumulation Units
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus) and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
Computing Contract Value and Bonus Value
We calculate your Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts if you have the Bonus Option) at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. If you have a Bonus Contract, we compute your Contract Value by deducting the unvested bonus amount from the Bonus Value. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value.

5.  Investment Options
The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and principle investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. You can obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.
The COVID-19 pandemic has at times led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the Investment Options, as well as the securities held by the Investment Options. If these market conditions continue, or reoccur, and depending on your individual circumstances (e.g., your selected Investment Options, and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The COVID-19 pandemic and other market factors have resulted in an abnormally low interest rate environment, in which certain rates have gone negative. This low level of rates can affect the returns of an Investment Option, other product features, and the performance of your Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC and Pacific Investment Management Company LLC.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
ALLIANZ FUND OF FUNDS
Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.
	AZL DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, with approximately 60% of assets in the underlying equity funds and 40% in the underlying bond fund.
	AZL Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 50% to 70% of assets in the underlying equity index funds and 30% to 50% in the underlying bond index fund.
	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	High level of current income while maintaining prospects for capital appreciation	Invests primarily (approximately 95%) in the underlying AZL Fidelity Institutional Asset Management® Multi-Strategy Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 50% to 70% of assets in equity funds and approximately 30% to 50% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Global Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of three underlying funds including, AZL MSCI Global Equity Index Fund (42.5%), AZL MSCI Emerging Markets Equity Index Fund (5%), and AZL Enhanced Bond Index Fund (47.5%) under normal market conditions, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 50% to 70% to underlying equity index funds and 30% to 50% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	A “Fund of Funds” Model Portfolio	Long term capital appreciation with preservation of capital as an important intermediate-term objective	Invests primarily (approximately 95%) in a combination of three underlying funds including AZL T. Rowe Price Capital Appreciation Fund (50%), approximately 30% in the AZL S&P 500 Fund and 20% in the AZL Enhanced Bond Index Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
BLACKROCK
Allianz Investment Management LLC/BlackRock Financial Management, Inc.	AZL Enhanced Bond Index Fund	Intermediate-Term Bonds	Exceed total return of the Barclays Capital U.S. Aggregate Bond Index	Invests at least 80% of net assets in investment-grade debt securities of all types and repurchase agreements for those securities.
Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal	Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.
Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Seeks to match the performance of the MSCI EAFE® Index as closely as possible	Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.
	AZL Mid Cap Index Fund	Mid Cap	Seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible	Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
	AZL MSCI Emerging Markets Equity Index Fund	Specialty	Seeks to match the performance of the MSCI Emerging Markets Index as closely as possible	Generally invests at least 90% of its assets in the securities of the MSCI Emerging Markets Index, and in depositary receipts representing securities in the underlying index.
	AZL MSCI Global Equity Index Fund	International Equity	Seeks to match the performance of the MSCI World Index as closely as possible	Generally invests at least 90% of its assets in securities of the MSCI World Index, and in depositary receipts representing securities of the underlying index.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL Russell 1000 Growth Index Fund	Large Growth	Seeks to match the total return of the Russell 1000® Growth Index	Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Growth Index or in derivative instruments linked to that Index, primarily stock index futures contracts.
	AZL Russell 1000 Value Index Fund	Large Value	Seeks to match the total return of the Russell 1000® Value Index	Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Value Index or in derivative instruments linked to that Index, primarily stock index futures contracts.
	AZL S&P 500 Index Fund	Large Blend	Seeks to match total return of the S&P 500®	Generally invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
	AZL Small Cap Stock Index Fund	Small Cap	Seeks to match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return	Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.
DAVIS
Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
DIMENSIONAL
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond	The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value	Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement
FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
Managed by Allianz Investment Management LLC/FIAM® LLC/Geode Capital Management, LLC	AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation	Approximately 60% of the Fund’s assets will be managed by FIAM® LLC, which will invest primarily in investment-grade debt securities. Approximately 40% of the Fund’s assets will be managed by Geode Capital Management, LLC which will invest primarily in the equities securities of large cap companies.
Managed by Allianz Investment Management LLC/ FIAM® LLC	AZL Fidelity Institutional Asset Management® Total Bond Fund	Intermediate-Term Bond	High level of current income	Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.
FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity Management & Research Company/FMR Co., Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return	Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return	Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.
FRANKLIN TEMPLETON
Franklin Advisers, Inc.	Franklin Allocation VIP Fund	Specialty	Capital appreciation with income as a secondary goal	Under normal market conditions, the fund allocates its assets among the broad asset classes of equity and fixed income investments through a variety of investment strategies.
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in a diversified portfolio of debt and equity securities.
Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Advisers, Inc.	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in debt securities of any maturity.
Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including developing markets.
GATEWAY
Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments	Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.
J.P. MORGAN
J.P. Morgan Investment Management, Inc.	JPMorgan Insurance Trust Core Bond Portfolio	Intermediate-Term Bonds	Maximize total return	Invests at least 80% of net assets in bonds with intermediate to long-term maturities.
METWEST
Allianz Investment Management LLC/Metropolitan West Asset Management, LLC	AZL MetWest Total Return Bond Fund	Intermediate-Term Bonds	Maximize long-term total return	At least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the subadviser to be of similar quality and in fixed income securities it regards as bonds. The portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets.
MFS
Massachusetts Financial Services Company	MFS VIT Total Return Bond Portfolio	Intermediate-Term Bond	Total return with an emphasis on current income, but also considering capital appreciation	Invests at least 80% of net assets in debt instruments, mainly investment grade, but also in less than investment grade quality debt instruments. May also invest in foreign securities and may use derivatives for any investment purpose.
PIMCO
Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	PIMCO VIT Balanced Allocation Portfolio	Specialty	Total return which exceeds that of its benchmark	Invests in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (“Equity Sleeve”) and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (“Fixed Income Sleeve”).
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Dynamic Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.
	PIMCO VIT Global Core Bond (Hedged) Portfolio	Intermediate-Term Bonds	Total return which exceeds that of its benchmark	At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
	PIMCO VIT Global Managed Asset Allocation Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index	Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments.
	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.
	PIMCO VIT Long-Term U.S. Government Portfolio	Speciality	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives. May also invest in other types of fixed income instruments.
	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT StocksPLUS® Global Portfolio	International Equity	Total return, which exceeds that of its secondary benchmark index consistent with prudent investment management	The Portfolio normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Secondary Index (50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged)). Derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
T. ROWE PRICE
Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective	Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.
Substitution and Limitation on Further Investments
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
Transfers Between Investment Options
You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee as discussed in section 7, Expenses.
The following applies to any transfer.
•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
•	If you have Income Protector, Income Focus, or Investment Protector, your transfer instructions must comply with the “Investment Option Allocation Restrictions and Quarterly Rebalancing” stated in section 11.a, Income Protector, or Appendix F – Income Focus, or Appendix G – Investment Protector.
•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus or Investment Protector. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
Electronic Investment Option Transfer and Allocation Instructions
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
Excessive Trading and Market Timing
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•	Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.
•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•	Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.
•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following:
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.
This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.
We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Flexible Rebalancing Program
Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value  (and Bonus Value, if applicable) in the Investment Options according to your future Purchase Payment allocation instructions on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center before the end of the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center before the end of the last Business Day immediately before the 20th to end that month.
This program is not available if you have Income Protector, Income Focus, or Investment Protector.
Financial Adviser Fees
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal, which means a withdrawal charge, federal and state income taxes, and a 10% additional federal tax if you are under age 59 1⁄2 may apply. This withdrawal reduces the Contract Value and the amount available under the free withdrawal privilege by the amount withdrawn. It may also reduce your Contract's guaranteed values, such as Income Protector's Benefit Base, by more than the amount withdrawn and these reductions could be significant. If this is a Non-Qualified Contract, a withdrawal will be a taxable withdrawal to the extent that gain exists within the Contract. Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments. Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Your investment adviser acts on your behalf, not ours. We are not party to any agreement between you and your financial adviser, nor are we responsible for your financial adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any financial adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your financial adviser about compensation they receive for this Contract. Allianz Life is not an investment adviser, and does not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review a financial adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your financial adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
Voting Privileges
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows:
•	You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation units for your Contract on the record date. We count fractional units.
•	You receive proxy materials and a voting instruction form.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

6.  Our General Account
Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector’s Benefit Base, or Investment Protector’s Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.
As a result of the COVID-19 pandemic, economic uncertainties have arisen which could negatively impact Allianz Life’s net income and surplus. The extent to which the COVID-19 pandemic impacts our business (including our ability to timely process claims), net income, and surplus, as well as our capital and liquidity position, will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

7.  Expenses
Contract fees and expenses reduce your investment return and are described here in detail.
Mortality and Expense Risk (M&E) Charge
We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.
Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits(1)	1.40%
Base Contract with Quarterly Value Death Benefit(2)	1.70%
Base Contract with the Bonus Option	1.70%
Base Contract with the Bonus Option and Quarterly Value Death Benefit(2)	2.00%
(1)	Upon the death of the Owner, we continue to assess this M&E charge under death benefit payment Option B, and with optional payments under death benefit payment Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
(2)	If you remove an Additional Required Benefit from your Contract we stop assessing the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit’s rider termination date. In this instance you will not receive any future lock ins of quarterly investment gains to your death benefit but you keep any prior lock ins.
The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract.
The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Rider Charge
If you have Income Protector, we deduct a rider charge from your Contract Value  (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base.
We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We calculate the daily rider charge before we process any additional Purchase Payments or withdrawals, and if this is also a Quarterly Anniversary, before we increase the Benefit Base for the Annual Increase Percentage or any Contract Value increase. We deduct the rider charge on each Quarterly Anniversary (or the next Business Day if the Quarterly Anniversary is not a Business Day) while Income Protector is in effect with the following exceptions.
•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.
•	If you annuitize the Contract, we deduct the final rider charge before calculating Annuity Payments.
•	If Income Protector ends due to death, we deduct the final rider charge before calculating the death benefit.

Income Protector (Version Identifier)	Available Dates	Rider Charge(2) ( as a percentage of the Benefit Base)
		Minimum	Maximum			Current(1)
		Single and Joint Payment	Single Payment	Joint Payment	Single Payment	Joint Payment
(01.17 through 04.20)	1/3/2017 – 4/24/2020	0.50%	2.50%	2.75%	1.40%	1.40%
(04.15 through 12.16)	4/27/2015 – 1/2/2017	0.50%	2.50%	2.75%	1.30%	1.30%
(10.12)	4/29/2013 – 4/24/2015	0.50%	2.50%	2.75%	1.10%	1.10%
(1)	The current rider charge may increase or decrease on each Quarterly Anniversary.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

(2)	If you select the Charge Lock Option rider, the Income Protector’s rider charge is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Protector is in effect and your Contract Value is positive.
For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. Alternatively, you can instead reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases or future rider charge decreases. The Charge Lock Option rider for Income Protector is discussed in section 11.a.
We deduct the rider charge on a dollar for dollar basis from the Contract Value  (and Bonus Value, if applicable). We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract’s guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector’s Benefit Base and Quarterly Value Death Benefit’s Quarterly Anniversary Value (see section 11.b). If on a Quarterly Anniversary (or the next Business Day if the Quarterly Anniversary is not a Business Day) the Contract Value is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.
Changes to the Benefit Base change the rider charge amount. For example, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.
This fee compensates us for the benefits provided by Income Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Example: On the Quarterly Anniversary your current annual rider charge is 1.40% and your Benefit Base is $116,250 based on an Annual Increase Percentage of 5% (1.25% simple interest quarterly). During the quarter you make no additional Purchase Payments, take no withdrawals and do not begin Lifetime Plus Payments. We calculate the daily rider charge amount for this quarter as follows:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $116,250 x (1.40% ÷ 365) = $4.46
If there are 89 days in the current quarter (which includes the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or: 89 x $4.46 = $396.94
On the next Quarterly Anniversary we would deduct $396.94 from the Contract Value, then apply the Annual Increase Percentage to the Benefit Base. Assuming the Contract Value is not greater than the Annual Increase after application of simple interest increase, the new Benefit Base for the upcoming quarter would be $117, 500 ($116,250 x 1.25%). We would then use this new Benefit Base to begin computing the daily rider charge for the next quarter on the next day as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $117,500 x (1.40% ÷ 365) = $4.51
If you make an additional Purchase Payment of $15,000 on the 43rd day of the next quarter, your Benefit Base would increase by the amount of the payment to $132,500 ($117,500 + $15,000). We would then use this new Benefit Base to begin computing the daily rider charge for the remainder of the quarter on the next day as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $132,500 x (1.40% ÷ 365) = $5.08
If there are 92 days in the current quarter (which includes the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or:
(43 x $4.51) + (49 x $5.08) = $193.93+ $248.92 = $442.85

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

On the next Quarterly Anniversary we would deduct $442.85 from the Contract Value, then apply the Annual Increase Percentage and lock in any Contract Value increase to the Benefit Base. We would then use this new updated Benefit Base to begin computing the daily rider charge for the next quarter on the next day.
Please note that this example may differ from your actual results due to rounding.

• Rider charges for Income Focus are included in Appendix F, and for Investment Protector are included in Appendix G.
• Selecting the Charge Lock Option rider may reduce Income Protector’s benefits significantly, and you may be better off either accepting a rider charge increase, or removing Income Protector from your Contract. If you select the Charge Lock Option rider your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date. The Charge Lock Option rider may not be available through all broker dealers or as stated in Appendix J. You should consult with your Financial Professional before selecting the Charge Lock Option rider. Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.
• If Income Protector ends before the Benefit Date due to the death of a Covered Person or Owner (or Annuitant if the Owner is a non-individual), we refund any rider charges accrued and deducted after the date of death even if you select the Charge Lock Option rider. If Income Protector ends after the Benefit Date due to the death of a Covered Person or Owner (or Annuitant if the Owner is a non-individual), we will not refund rider charges accrued and deducted after the date of death.
Contract Maintenance Charge
Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•	During the Accumulation Phase if the total Contract Value (or Bonus Value, if applicable) for all VisionSM Contracts you own is at least $100,000 at the end of the last Business Day before the Contract Anniversary, or if the Contract Value (or Bonus Value, if applicable) for this single Vision Contract is at least $100,000 on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day). We determine the total Contract Value (or Bonus Value, if applicable) for all individually owned VisionSM Contracts by using the Owner’s social security number, and for non-individually owned VisionSM Contracts we use the Annuitant’s social security number.
•	During the Annuity Phase if the Contract Value on the last Business Day before the Annuity Date is at least $100,000.
•	When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value  (and Bonus Value, if applicable) determined on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day). If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment.
Withdrawal Charge
You can take withdrawals during the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the transfer fee, contract maintenance charge, or rider charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges,other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege, and waiver of withdrawal charge benefit; payments under our minimum distribution program; Lifetime Plus Payments; and Income Focus Payments.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
1.	First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
2.	Then, if this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
3.	Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.
4.	Finally we withdraw any Contract earnings. Bonuses (if applicable) and earnings on them are considered Contract earnings for withdrawal charge purposes. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%
Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value (and Bonus Value, if applicable). We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.
Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.
1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.
2)	Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.
3)	Purchase Payments on a FIFO basis. We withdraw $30,000 from the first Purchase Payment, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or: $30,000 x 0.925 = $27,750.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Next we withdraw from the second Purchase Payment. So far, you received $39,750 ($12,000 under the free withdrawal privilege and $27,750 from the first Purchase Payment), so we withdraw $12,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or: $12,250 ÷ 0.915 = $13,388
4)	Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,388.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.

• We do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or the deduction of Contract expenses other than the withdrawal charge. This means that upon a full withdrawal, if your Contract Value is less than your remaining Purchase Payments that are still subject to a withdrawal charge we will assess a withdrawal charge on more than the amount withdrawn. This can occur because your Contract Value was reduced for:
– prior penalty-free withdrawals,
– deductions of Contract expenses other than the withdrawal charge, and/or
– poor performance.
This also means that upon a full withdrawal you may not receive any money.
• Withdrawals may have tax consequences and, if taken before age 59 1⁄2, may be subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.
Transfer Fee
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector, Income Focus, or Investment Protector. The transfer fee continues to apply under death benefit payment Option B, and with optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
We deduct the transfer fee on a dollar for dollar basis from the amount of Contract Value being transferred  (and Bonus Value, if applicable) before allocating the remaining Contract Value to your selected Investment Options. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.
Premium Tax
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
Income Tax
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Investment Option Expenses
The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ provided us with the expense information in this prospectus and we did not independently verify it.

8.  Access to Your Money
The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by withdrawing the Target Value on a Target Value Date (if you have Investment Protector);
•	by taking Lifetime Plus Payments (if you have Income Protector);
•	by taking Income Focus Payments (if you have Income Focus);
•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can take withdrawals during the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
Any partial withdrawal must be for at least $100.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*	Does not apply to Lifetime Plus Payments, Income Focus Payments, or required minimum distributions.
**	Does not apply to Lifetime Plus Payments or Income Focus Payments.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you have Income Protector, Income Focus, or Investment Protector, and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.
If you have the Bonus Option and you have multiple bonuses, we reduce the oldest unvested bonus first (see section 11.c, Bonus Option). Partial withdrawals in excess of the free withdrawal privilege reduce unvested bonus amounts by the percentage of the Contract Value withdrawn, as shown in the following example.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	less any final rider charge if you have Income Protector, Income Focus or Investment Protector,
•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges.
We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

• Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.
• Joint Owners: We send one check payable to both Joint Owners and tax each Joint Owner individually. This can create a discrepancy in taxation if only one Joint Owner is under age 59 1⁄2 because that Joint Owner will be subject to the 10% additional federal tax.
• We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.
• For Contracts with Investment Protector: The Target Value is only guaranteed to be available on each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.
Example
•	You purchased a Base Contract with the Bonus Option, made an initial Purchase Payment of $100,000 and received a $6,000 bonus.
•	You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus is not vested.

Calculating the total withdrawal charge:
Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege) = $50,000 – $12,000 =	$38,000.00
Divided by (1 minus the withdrawal charge percentage) = 1 – 0.085 =	÷ 0.915
Total amount subject to a withdrawal charge	$41,530.05
Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 – $38,000.00 =	$3,530.05

Reducing the Contract Value:
Contract Value on the day of (but before) the partial withdrawal	$110,600.00
Minus the total amount withdrawn (amount requested plus the total withdrawal charge) = $50,000.00 + $3,530.05 =	– 53,530.05
Contract Value after the partial withdrawal	$57,069.95

Reducing the unvested bonus:
Amount of the unvested bonus	$6,000.00
Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege, divided by the Contract Value on the day of (but before) the partial withdrawal = ($53,530.05 – $12,000) / $110,600 =	X 0.375
Reduction in the unvested bonus due to the partial withdrawal (0.375 x $6,000)	$2,250
Unvested bonus after the partial withdrawal = $6,000 – $2,250 =	$3,750
Free Withdrawal Privilege
Each Contract Year you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.
The free withdrawal privilege is not available upon a full withdrawal, or while you are receiving Lifetime Plus Payments or Income Focus Payments.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Systematic Withdrawal Program
The systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make annual payments. The minimum amount you can withdraw under this program is $100 and there is no maximum. We make systematic withdrawals on the ninth of the month, or the next Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center before the end of the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
• During the withdrawal charge period , systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge.
• Ordinary income taxes and tax penalties may apply to systematic withdrawals.
• The systematic withdrawal program is not available while you are receiving required minimum distribution payments , Lifetime Plus Payments, or Income Focus Payments.
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the next Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center before the end of the Business Day before we process these payments, or your program does not begin until the next month.
When you request Lifetime Plus Payments or Income Focus Payments, we ask for instructions regarding your RMD needs for this Contract. If you choose to use these payments to satisfy your RMD needs, we determine whether this calendar year’s total RMD has been satisfied by your Lifetime Plus Payments or Income Focus Payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge. For more information, see section 11.a, Income Protector: Calculating Your Lifetime Plus Payments, or Appendix F – Income Focus: Calculating Your Income Focus Payments.
The minimum distribution program is not available while you are receiving systematic withdrawals.
Waiver of Withdrawal Charge Benefit
After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take withdrawals and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order for each withdrawal before we waive the withdrawal charge.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
•	during any other period when the SEC, by order, so permits for the protection of Owners.
*	Including Lifetime Plus Payments, Income Focus Payments, and Excess Withdrawals.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

9.  The Annuity Phase
Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic fixed annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.
Calculating Your Annuity Payments
We base Annuity Payments upon the following:
•	The Contract Value on the Annuity Date.
•	The age of the Annuitant and any joint Annuitant on the Annuity Date.
•	The gender of the Annuitant and any joint Annuitant where permitted.
•	The Annuity Option you select.
•	Your Contract’s interest rate (or current rates, if higher) and mortality table.
We guarantee the dollar amount of Annuity Payments and this amount does not change during the entire annuity payout option period that you selected, except as provided under Annuity Option 3.
Annuity Payment Options
You can choose one of the Annuity Options described below or any other payment option to which we agree. After Annuity Payments begin, you cannot change the Annuity Option.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a minimum guaranteed period that you select.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. The amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.
Under Annuity Options 1, 3, and 5, if all Annuitants die on or after the Annuity Date and before we send the first Annuity Payment, we will cancel Annuity Payments and upon receipt of a Valid Claim, we will pay the amount applied to the selected Annuity Option to the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
After the Annuitant’s death under Annuity Option 2, or the last surviving joint Annuitant's death under Annuity Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
If you do not choose an Annuity Option before the Annuity Date, we make Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.
When Annuity Payments Begin
Annuity Payments begin on the Annuity Date. Your scheduled Annuity Date is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary and is stated in your Contract. An earlier Annuity Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Annuity Date, but any such request is subject to applicable law and our approval. An earlier or later Annuity Date may not be available to you depending on the Financial Professional you purchased your Contract through and your state of residence. Your Annuity Date must be at least two years after the Issue Date. The Annuity Date cannot be later than what is permitted under applicable law. If we require you to annuitize the Contract while you are receiving Lifetime Plus Payments or Income Focus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the payments you are then receiving as described next.
• If on the Annuity Date your Contract Value is greater than zero, you must annuitize the Contract. We notify you of your available options in writing 60 days in advance, including the option to extend your Annuity Date if available. If on your Annuity Date you have not selected an Annuity Option, we make payments under Annuity Option 2 with ten years of guaranteed monthly payments. Upon annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.
• For Contracts with Income Protector or Income Focus: If on the Annuity Date your Contract Value is greater than zero, you are receiving Lifetime Plus Payments or Income Focus Payments, and we require you to annuitize the Contract, we make the following guarantee if you take Annuity Payments under Annuity Option 1 or 3.
For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your Annuity Payments equals the greater of:
– annual Annuity Payments under Annuity Option 1 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your Annuity Payments equals the greater of:
– annual Annuity Payments under Annuity Option 3 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
However, if you select any other Annuity Option, this guarantee does not apply.
If you have a Non-Qualified Contract, these Annuity Payments will receive the benefit of the exclusion ratio, which causes a portion of each Annuity Payment to be non-taxable as described in section 12, Taxes – Taxation of Annuity Contracts.

10.  Death Benefit
“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Base Contract provided the Traditional Death Benefit. Information on the prior version of this benefit that was available in some states until either July 19, 2013, or October 11, 2013, is included in Appendix D. When you purchased this Contract, you could instead have selected the Quarterly Value Death Benefit (see section 11.b, Quarterly Value Death Benefit).
The death benefit is only available during the Accumulation Phase. If you or the Determining Life (Lives) die during the Accumulation Phase, we process the death benefit using prices determined after we receive the required information,

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

which is either a Valid Claim or due proof of death as stated here. (For information on due proof of death see the Glossary – Valid Claim). If we receive this information after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share.
Each Beneficiary’s portion of the death benefit remains in the Investment Options based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
The Contract provides the Traditional Death Benefit based on the greater of:
•	Contract Value (after deduction of the final rider charge, if applicable), or
•	total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If you are the Determining Life, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation we determine the Traditional Death Benefit at the end of the Business Day we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of total Purchase Payments adjusted for withdrawals determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
If you and the Determining Life (Lives) are different individuals and do not die simultaneously, the death benefit is as follows. This can only occur if you change the Owner after the Issue Date.
•	If a Determining Life dies before you we do not pay a death benefit to the Beneficiary(s), but we may increase the Contract Value. We compare the Contract Value and total Purchase Payments adjusted for withdrawals determined at the end of the Business Day we receive due proof of a Determining Life’s death. If your Contract Value is less than total Purchase Payments adjusted for withdrawals, we increase your Contract Value to equal total Purchase Payments adjusted for withdrawals, and the Traditional Death Benefit ends. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions.
•	Upon your death your Beneficiary(s) receive the Contract Value determined at the end of the Business Day during which we receive each Beneficiary’s Valid Claim.
The Traditional Death Benefit ends upon the earliest of the following:
•	The Business Day before the Annuity Date.
•	The Business Day that total Purchase Payments adjusted for withdrawals and Contract Value are both zero.
•	Upon the death of a Determining Life, the end of the Business Day we receive a Valid Claim from all Beneficiaries if you and the Determining Life are the same individuals, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation.
•	Upon the death of a Determining Life, the end of the Business Day we receive due proof of the Determining Life’s death if you and the Determining Life (Lives) are different individuals and do not die simultaneously.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we receive the first Valid Claim from any one Beneficiary, if the Owner (or Annuitant) is no longer a Determining Life.
•	The Business Day the Contract ends.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

• The Traditional Death Benefit is a first-to-die benefit based on the Determining Life (Lives). This means that upon the death of an Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the Contract the Traditional Death Benefit is no longer available. Also, if you and the Determining Life (Lives) are different individuals and you die first, the Traditional Death Benefit is not available to your Beneficiary(s).
• For Contracts with the Bonus Option: Unvested bonus amounts are not included in the parts of the Traditional Death Benefit based on Contract Value. We also do not include the bonus in the parts of the Traditional Death Benefit based on Purchase Payments.
• For Contracts with Income Focus, Investment Protector, or Income Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit's guaranteed value. In addition, each lifetime payment and any Excess Withdrawal reduces the Traditional Death Benefit's guaranteed value by the percentage of Contract Value withdrawn (including any withdrawal charge). Taking lifetime payments and Excess Withdrawals may cause the Traditional Benefit to end.
Death of the Owner and/or Annuitant
Appendix A to the SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
Death Benefit Payment Options During the Accumulation Phase
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the deceased Owner was a Determining Life and the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Quarterly Anniversary Value if the Quarterly Value Death Benefit applies. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions. For Contracts with Income Protector, Income Focus, or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.
If the surviving spouse continues the Contract:
•	he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries;
•	he or she is subject to any remaining withdrawal charge; and
•	upon the surviving spouse’s death their Beneficiary(s) receive the Contract Value determined at the end of the Business Day during which we receive a Valid Claim from each Beneficiary.
Death Benefit Payment Options
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee and a 1.40% M&E charge. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2, or 5 as described under “Annuity Payment Options” in section 9. With our written consent other options may be

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

available for payment over a period not extending beyond the Beneficiary’s life expectancy under which the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee and a 1.40% M&E charge. Option C may not be available on a Qualified Contract.
Distribution from Non-Qualified Contracts must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.
Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries.

11.a  Income Protector
Income Protector was available from April 29, 2013 through April 24, 2020. Income Protector has a rider charge that we deduct from your Contract Value  (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. For information on the rider charge, please see the Fee Tables and section 7, Expenses – Rider Charge.
We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. Lifetime Plus Payments are available once the younger Covered Person reaches the minimum exercise age and before the older Covered Person reaches age 91. The minimum exercise age is age 60. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Protector
You can remove Income Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Lifetime Plus Payment Overview
We base your initial annual maximum Lifetime Plus Payment on the Benefit Base and Payment Percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:
•	Contract Value determined on the Benefit Date excluding any Daily Transactions,
•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

•	quarterly simple interest (Annual Increase Percentage) applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years (Guarantee Years). Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).
The Payment Percentages table, Annual Increase Percentage and the number of Guarantee Years that are used to calculate your Lifetime Plus Payments and Annual Increase are set out in the following table.
Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(09.19 through 04.20) available from September 4, 2019 through April 24, 2020	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.50% 4.00% 5.00%	60 – 64 65 – 79 80+	3.00% 3.50% 4.50%
(07.19 through 08.19) available from July 2, 2019 through September 3, 2019	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(05.19 through 06.19) available from May 7, 2019 through July 1, 2019	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(03.18 through 04.19v2) available from March 6, 2018 through May 6, 2019	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(03.17 through 02.18) available from March 7, 2017 through March 5, 2018	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(01.17, 02.17) available from January 3, 2017 through March 6, 2017	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(12.16) available from December 6, 2016 through January 2, 2017	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(09.16 through 11.16) available from September 6, 2016 through December 5, 2016	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.75% 4.25% 5.25%	60 – 64 65 – 79 80+	3.25% 3.75% 4.75%
(07.16, 08.16) available from July 5, 2016 through September 5, 2016	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(05.16, 06.16) available from May 3, 2016 through July 4, 2016	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(04.15, 04.16) available from April 27, 2015 through May 2, 2016	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(10.12) available from April 29, 2013 through April 24, 2015	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%

• The minimum exercise age that Lifetime Plus Payments can begin is age 60.
• On the Rider Effective Date we established your Contract’s Annual Increase Percentage, Guarantee Years, and Payment Percentages, and we cannot change these values while your benefit is in effect.
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person reaching an age that has a higher Payment Percentage; the result of the current Contract Value multiplied by the increased Payment Percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”
Benefit Base
The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the current Contract Value (excluding any Daily Transactions) and increase your Benefit Base to equal this Contract Value if it is greater.
On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base on a Benefit Anniversary (or the next Business Day if the Benefit Anniversary is not a Business Day) as follows.
•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

•	If we increase your annual maximum Lifetime Plus Payment because the Payment Percentage determined by using the Covered Person’s age multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% Payment Percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the Payment Percentage increases to 4.5% based on the Covered Person’s age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.
Quarterly Anniversary Value
While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the Rider Effective Date was the Issue Date, the Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, the Quarterly Anniversary Value was initially equal to the Contract Value on the Rider Effective Date, excluding any Daily Transactions.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows:
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not on a Business Day) the Quarterly Anniversary Value is equal to the greater of its current value, or the Contract Value excluding any Daily Transactions.
Annual Increase
While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the Guarantee Years, we apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the Guarantee Years.
We established your Contract’s number of Guarantee Years and Annual Increase Percentage on the Rider Effective Date and we cannot change them. The Guarantee Years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of Guarantee Years and the Annual Increase Percentage for the Income Protector rider are included in the Lifetime Plus Payment Overview earlier in this section.
If the Rider Effective Date was the Issue Date, both the Annual Increase and Increase Base were initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, both the Annual Increase and Increase Base were initially equal to the Contract Value on the Rider Effective Date, excluding any Daily Transactions.
At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary on or before the maximum Rider Anniversary (or the next Business Day if the Quarterly Anniversary is not a Business Day), the Annual Increase is equal to:
a + (b x (c – d))

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Where:
a	=	The Annual Increase.
b	=	The Annual Increase Percentage we set on the Rider Effective Date (which is included in the Lifetime Plus Payment Overview earlier in this section) divided by four.
c	=	The Increase Base.
d	=	Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.
The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the Rider Effective Date. For example, if the Issue Date is June 1, 2013, the Rider Effective Date is September 1, 2013, and the number of Guarantee Years is 30, then the maximum Rider Anniversary is September 1, 2043.
We then automatically increase both the Annual Increase and the Increase Base to equal the Contract Value, excluding any Daily Transactions, if this Contract Value is greater than the Annual Increase we just calculated. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.
• FOR CONTRACTS WITH THE BONUS OPTION: Unvested bonus amounts are not included in the parts of the Quarterly Anniversary Value, Annual Increase, and Increase Base based on Contract Value. The bonus is also not included in the parts of these values based on Purchase Payments.
Requesting Lifetime Plus Payments
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date. The Benefit Date can be either the 1st or 15th of a calendar month, or any other day that you request and we agree to. However, we do not allow the Benefit Date to be later than the 28th of a calendar month. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
•	You cannot make additional Purchase Payments, therefore total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	You can only change the Owner if you selected joint Lifetime Plus Payments and an Owner dies and the spouse continues the Contract.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you annuitize the Contract, Lifetime Plus Payments stop and Income Protector ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

•	Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.
•	Each Lifetime Plus Payment and any Excess Withdrawal reduces the total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.
•	If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization that does not convert your Lifetime Plus Payments to Annuity Payments, you will continue to receive your maximum available Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
Calculating Your Lifetime Plus Payments
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the Payment Percentage, determined by using the Covered Person’s current age. The Payment Percentages table for the Income Protector rider is included in the Lifetime Plus Payment Overview earlier in this section. On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial Payment Percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.
You can receive Lifetime Plus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitization, if on the Annuity Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, this guarantee does not apply. For more information, see section 9, The Annuity Phase.
Automatic Annual Lifetime Plus Payment Increases
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value is greater than the Contract Value on the prior Benefit Anniversary (or the Benefit Date if this is the first Benefit Anniversary). If either of these dates does not occur on a Business Day, we use Contract Values from the next Business Day. For the Benefit Date and each Benefit Anniversary, we exclude from that day’s Contract Value any Daily Transactions. This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.
•	If the Payment Percentage determined by using the Covered Person’s current age multiplied by the current Contract Value (excluding any Daily Transactions) results in a higher annual maximum Lifetime Plus Payment. The Payment Percentages table for Income Protector is included in the Lifetime Plus Payment Overview earlier in this section.

• Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.
• If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Benefit Anniversary when determining annual payment increases.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Taxation of Lifetime Plus Payments
We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
Charge Lock Option
If we increase Income Protector’s rider charge, you can reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. You keep Income Protector at the current rider charge, but with reduced guaranteed values, reduced Lifetime Plus Payments, and no opportunity for future payment increases or future rider charge decreases.
We notify you in writing at least 30 days in advance of any increase to your rider charge. The notice will include information on the amount of increase to your rider charge, and the options available to you (accept the rider charge increase, remove Income Protector from your contract, or select the Charge Lock Option rider). If you are interested in the Charge Lock Option rider we ask you to either contact your Financial Professional or call us and we will send you the Charge Lock Option selection form and a copy of this prospectus.
After we receive your selection form in Good Order at our Service Center, the Charge Lock Option rider becomes effective on the Quarterly Anniversary that we are scheduled to increase the rider charge (or on the next Business Day if the Quarterly Anniversary is not a Business Day). To be in Good Order, we must receive your selection form no later than before the end of the last Business Day before the Quarterly Anniversary that we are to increase the rider charge. If we receive your selection form after this date and time we do not add the Charge Lock Option rider to your Contract and we increase your rider charge, but we make no other changes to your Contract. If we do not receive your selection form in time, you can either keep Income Protector at the increased rider charge, or you can make a separate request to remove it on the next Quarterly Anniversary and you will be subject to the increased rider charge until we remove Income Protector from your Contract. If you choose to keep Income Protector and we increase your rider charge in the future, the Charge Lock Option rider will again be available to you at that time, and will be based upon your then-current rider charges.
If you select the Charge Lock Option rider, Income Protector’s rider charge does not change on or after the Charge Lock Date (which is the Quarterly Anniversary or the next Business Day if that day is not a Business Day, that we would have otherwise increased your rider charge).
If you select the Charge Lock Option rider, you do not receive any automatic increases to your guaranteed values and payments after the Last Increase Date. We determine the Last Increase Date as follows.
If the Charge Lock Date is… on or before the Benefit Date after the Benefit Date	the Last Increase Date is… the Charge Lock Date the Benefit Anniversary that occurs on or immediately after the Charge Lock Date

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

If your Last Increase Date is on or before the Benefit Date, we reduce Income Protector’s benefits as follows.
Quarterly Anniversary Value and Annual Increase	If your Last Increase Date is before the Benefit Date, the Annual Increase will receive a quarter of the Annual Increase Percentage and both your Annual Increase and Quarterly Anniversary Value will lock in any higher Contract Value for the last time on your Last Increase Date. After the Last Increase Date, these values only increase or decrease if you make an additional Purchase Payment or take a withdrawal.
If your Benefit Date is the Last Increase Date: We only calculate the Annual Increase and Quarterly Anniversary Value before the Benefit Date, so you will not receive a quarter of the Annual Increase Percentage or lock in higher Contract Value on the Last Increase Date.
Benefit Base	Can only increase before the Benefit Date if you make an additional Purchase Payment, or on the Benefit Date if your current Contract Value is greater than both the Quarterly Anniversary Value and Annual Increase. It decreases with each withdrawal taken before the Benefit Date and each Excess Withdrawal taken after the Benefit Date.
Payment Percentages	We subtract 1% from all the Payment Percentages. So if the Payment Percentage based on your current age is 4% and your Benefit Base is $100,000, your available annual maximum Lifetime Plus Payment would be $4,000. If you select the Charge Lock Option rider, your new Payment Percentage would be 3% and your available annual maximum Lifetime Plus Payment would be $3,000, which is a loss in payment of $1,000.
Automatic annual Lifetime Plus Payment increases	Not available.
Together, these reductions can significantly decrease the amount of Lifetime Plus Payments you receive. The Payment Percentages table for the Income Protector rider is included in the Lifetime Plus Payment Overview earlier in this section.
If your Last Increase Date is after the Benefit Date, your Lifetime Plus Payments do not change until the next Benefit Anniversary. If your Contract Value is zero on the Last Increase Date, the Charge Lock Option rider ends and we make no change to Income Protector. If your Contract Value is positive on the Last Increase Date, we reduce your annual maximum Lifetime Plus Payments as follows.
•	First we calculate your annual maximum Lifetime Plus Payment as we do on each Benefit Anniversary making adjustments for any Excess Withdrawals you took during the prior year and applying any automatic payment increase.
•	Then we reduce this annual maximum payment by 1% using this formula: current Benefit Base x [(current annual maximum Lifetime Plus Payment ÷ the current Benefit Base) - 1%].
•	If your reduced annual maximum Lifetime Plus Payment is $100 or more, we verify that your annual actual Lifetime Plus Payment meets our minimum requirements (it must be either zero, or $100 or more – you cannot request an actual payment of $50). If it is not, we ask you to change either the payment amount, or the frequency.
After the Last Increase Date your annual maximum Lifetime Plus Payment cannot increase, but it can decrease if you take an Excess Withdrawal.
A hypothetical example showing how Income Protector may be affected if you select the Charge Lock Option rider is provided in Appendix H.
The Charge Lock Option rider ends on the earlier of the Business Day Income Protector ends, or the Last Increase Date if your Contract Value equals zero.
• Your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date.
• The Charge Lock Option rider may not be available through all broker dealers. For more information, please contact us or your Financial Professional.
• If you select the Charge Lock Option rider, the reduction to Income Protector’s benefits may be significant, and you may be better off either accepting the rider charge increase, or removing Income Protector from your Contract. You should consult with your Financial Professional before selecting the Charge Lock Option rider.
• Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.
• If you select the Charge Lock Option rider and the reduction to your Payment Percentage causes your annual maximum Lifetime Plus Payment to be less than $100, Income Protector ends. If this occurs on the Benefit Date, you will have paid for Income Protector without receiving any of its advantages.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.
If you have Income Protector we require you to allocate your Contract Value to the Investment Options listed below.
Investment Options available with Income Protector (11.17 through 04.20)
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Total Return Portfolio

Investment Options available with Income Protector (10.12 through 10.17)
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Franklin Income VIP Fund*
Franklin U.S. Government Securities VIP Fund*
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT All Asset Portfolio*
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix J.
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions, which must comply with the restrictions stated here. The rebalancing occurs on each Quarterly Anniversary, or the next Business Day if the Quarterly Anniversary is not a Business Day. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

When Income Protector Ends
Income Protector ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Annuity Date.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100. However, this does not apply if you have the Charge Lock Option rider, your Last Increase Date is the Benefit Date or a Benefit Anniversary, and on the Last Increase Date your annual maximum Lifetime Plus Payment becomes less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

11.b  Quarterly Value Death Benefit
We designed the Quarterly Value Death Benefit to lock in any quarterly investment gains to provide an increased death benefit for Beneficiaries. The benefit described in this section was only available at issue from either July 22, 2013 or October 14, 2013 (depending on your state of issue as indicated in Appendix J) to April 24, 2020. Please see Appendix E for information on the previous version of the Quarterly Value Death Benefit. You cannot remove the Quarterly Value Death Benefit from your Contract. The Quarterly Value Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
The Quarterly Value Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value.
The Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows:
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary before the end date (or on the next Business Day if the Quarterly Anniversary is not on a Business Day) the Quarterly Anniversary Value is equal to the greater of its current value, or the Contract Value excluding any Daily Transactions. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any quarterly investment gains.
The end date occurs on the earliest of:
•	the rider termination date if you remove an Additional Required Benefit;
•	the older Determining Life’s 91st birthday; or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
If you are the Determining Life, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation we determine the Quarterly Value Death Benefit at the end of the Business Day we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of the Quarterly Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

If you and the Determining Life (Lives) are different individuals and do not die simultaneously, the death benefit is as follows. This can only occur if you change the Owner after the Issue Date.
•	If a Determining Life dies before you we do not pay a death benefit to the Beneficiary(s), but we may increase the Contract Value. We compare the Contract Value and Quarterly Anniversary Value determined at the end of Business Day we receive due proof of a Determining Life’s death. If your Contract Value is less than the Quarterly Anniversary Value, we increase your Contract Value to equal the Quarterly Anniversary Value. The Quarterly Anniversary Value becomes the Contract Value, and the Quarterly Value Death Benefit ends. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions.
•	Upon your death your Beneficiary(s) receive the Contract Value determined at the end of the Business Day during which we receive each Beneficiary’s Valid Claim.
The Quarterly Value Death Benefit ends upon the earliest of the following.
•	The Business Day before the Annuity Date.
•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
•	Upon the death of a Determining Life, the end of the Business Day we receive a Valid Claim from all Beneficiaries if you and the Determining Life are the same individuals, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation.
•	Upon the death of a Determining Life, the end of the Business Day we receive due proof of the Determining Life’s death if you and the Determining Life (Lives) are different individuals and do not die simultaneously.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we receive the first Valid Claim from any one Beneficiary, if the Owner (or Annuitant) is no longer a Determining Life.
•	The Business Day the Contract ends.

• Required selection of an Additional Required Benefit. If you remove the Additional Required Benefit you keep any prior lock ins of quarterly investment gains to your death benefit but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit.
• If you have Income Protector or Income Focus, your Contract Value decreases with each Lifetime Plus Payment or Income Focus Payment, Excess Withdrawal, and rider charge deduction. This reduces the likelihood of locking in investment gains and directly reduces the Quarterly Anniversary Value. Taking lifetime payments and Excess Withdrawals may cause the Quarterly Value Death Benefit to end prematurely.
• The Quarterly Value Death Benefit is a first-to-die benefit based on the Determining Life (Lives). This means that upon the death of an Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the Contract the Quarterly Value Death Benefit is no longer available and we no longer assess the additional 0.30% M&E charge for this benefit. Also, if you and the Determining Life (Lives) are different individuals and you die first, the Quarterly Value Death Benefit is not available to your Beneficiary(s).
• For Contracts with the Bonus Option: Unvested bonus amounts are not included in the parts of the Quarterly Anniversary Value based on Contract Value. The Bonus is also not included in the parts of the Quarterly Value Death Benefit based on Purchase Payments.

11.c   Bonus Option
We designed the Bonus Option for Owners who believe the bonus’ returns are offset by this benefit’s additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81 (or the Annuitant reaches age 81 if Owner is a non-individual) subject to a three-year vesting schedule. The Bonus Option was only available at issue from April 29, 2013 through April 24, 2020. You cannot remove the Bonus Option from your Contract. This benefit ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

The bonus is subject to the following terms.
•	Bonus amounts are available to you as they vest. We include the bonus in any part of a guaranteed value based on Contract Value, but only as it vests. We do not include the bonus in any part of a guaranteed value based on Purchase Payments. The vesting schedule is as follows.

Number of Complete Years Since Purchase Payment Receipt	Vesting Percentage
0	0%
1	35%
2	70%
3+	100%
•	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.
•	All bonus gains and losses are part of your Contract Value and are always 100% vested.
We pay all bonus amounts from the general account assets of Allianz Life.
We deduct Contract charges other than the M&E charge from the Bonus Value, which is your Contract Value plus any unvested bonus. If you take a withdrawal* or annuitization, or if a death benefit is payable in the first three years after we receive a Purchase Payment, you lose all or some of your bonus. We expect to profit from the Bonus Option’s additional M&E charge and withdrawal charge.
*	Including Lifetime Plus Payments, Income Focus Payments, and Excess Withdrawals.

• The bonus may be more than offset by the Bonus Option’s additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.
• The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule complies with IRA requirements.

12.  Taxes
This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the SAI, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.
Qualified and Non-Qualified Contracts
Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may have been purchased pursuant to Section 408 of the Code as an IRA.
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must have been purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.
We previously offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Taxation of Annuity Contracts
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
•	When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.
•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
•	Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.
•	If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
•	If you annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.
•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•	Lifetime Plus Payments and Income Focus Payments are taxed as partial withdrawals.
•	If you take out earnings before age 59 1⁄2, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code. If the Contract is jointly owned, we send one check payable to both Joint Owners and tax each Joint Owner individually. This can create a discrepancy in taxation if only one Joint Owner is under age 59 1⁄2 because that Joint Owner will be subject to the 10% additional federal tax.
•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•	If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.
•	Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.
•	Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.
•	When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.
Taxation of Lifetime Payments
We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax. If you begin lifetime payments before age 59 1⁄2 the payments will generally be subject to a 10% additional federal tax. In addition, if the Contract is jointly owned, we tax each Joint Owner individually which can create a discrepancy in taxation if only one Joint Owner is under age 59 1⁄2 because that Joint Owner will be subject to the 10% additional federal tax.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Tax-Free Section 1035 Exchanges
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.  Other Information
Allianz Life
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We currently offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
The Separate Account
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.
Distribution
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of our products. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell our products on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of our products. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and charges imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of our products may receive payments from us for administrative and other services that do not directly involve sales of our products, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
The Investment Options may assess a Rule 12b-1 fee. These fees are paid to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to ALFS or its affiliates.
Additional Credits for Certain Groups
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower administrative expenses or better than expected mortality or persistency experience.
Administration/Allianz Service Center
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	maintenance of the Contracts,
•	maintenance of Owner records, and

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total), and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
Legal Proceedings
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
Financial Statements
The statutory financial statements of Allianz Life have been included or incorporated by reference in Part C of the Registration Statement. The statutory financial statements of the Separate Account have been included in the SAI.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

14.  Privacy Notice
Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
800.328.5600
Your privacy is a high priority for Allianz Life Insurance Company of North America (Allianz) (“we” or “our”). This Privacy Notice outlines our principles for collecting, using and protecting information that we maintain about you. This Privacy Notice is also displayed on our website at www.allianzlife.com.
Information about you that Allianz collects
We collect information about you so that we can process the insurance transactions you request and administer or service your policy. We also collect information to inform you of new products and services and to engage in studies or research relating to our business. We limit the information collected to what is needed for our business purposes. We may collect your information from the following sources.
•	From you, either directly or through our financial professionals. This may include information provided on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, Social Security number, address, telephone number, mobile phone number, and email address.
•	From others, through the process of issuing a policy or handling a claim. This may include information from consumer reporting agencies and medical or accident reports.
•	From your doctor or during a home visit by a health care professional. This may include your health records gathered with your written consent.
•	From your relationship with us. For example, this may include the number of years you have been a customer or the types of products you have purchased.
•	From data brokers that collect publicly available information about you. This includes household information, financial transactions, and social media activity.
Information about you that Allianz shares
We do not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share the information we collect about you as follows.
•	With people and entities when we have your consent to share your information.
•	With our affiliates and other third parties in order to process your application, or administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to decide eligibility for a policy or to process transactions you request.
•	With our financial professionals so that they can service your policy. They may also inform you of other Allianz products and services that may be of interest to you.
•	With health care providers in order to process your claim.
•	As required or otherwise permitted by law. This may include sharing information with state insurance agencies, law enforcement, and other government officials. We may also share your information to respond to subpoenas, court orders, and other legal requests.
•	With research groups to conduct studies on our business to improve the products and services we offer.
•	To inform you of products and services that may be of interest to you. These communications may be made by us, our financial professionals, or through third parties.
•	With our affiliates so they can market their products and services to you. State insurance laws do not allow you to restrict this disclosure.
Allianz does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain your “opt in election,” “opt out election,” or authorization.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Allianz policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it for our business purposes. We protect your information using safeguards that comply with applicable federal and state law. This includes measures that are administrative, physical, and technical in nature. We use reasonable measures to secure our websites and protect the information that may be shared over these sites.
Your ability to access and correct your information
You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. You may also write to us and ask about disclosure(s) of your information made within the last two (2) years. If you wish to review your information, please write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
Please provide your full name, address, and policy number(s) in your written request. For your protection, please have your request notarized. We reserve the right to ask for additional verification of your identity.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, you may write to us at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so you can contact them directly.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to implementing any changes.
For more information or if you have questions
If you have any questions or concerns about our privacy practices, please call the Corporate Compliance Privacy Office at 800.328.5600, contact us via the secured website, or write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
This Privacy Notice is being provided on behalf of the following companies:
•	Allianz Life Insurance Company of North America
•	Allianz Life Financial Services, LLC
M40018 (R-08/2020)

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

15.  Table of Contents of the SAI
Allianz Life	3
Experts	3
Legal Opinions	3
Distributor	3
Administrative Service Fees	4
Federal Tax Status	4
Annuity Contracts in General	4
Taxation of Annuities in General	4
Qualified Contracts.	5
Distributions Qualified Contracts	6
Distributions Non-Qualified Contracts	8
Required Distributions	8
Diversification	9
Owner Control.	9
Contracts Owned by Non-Individuals	9
Annuity Purchases by Nonresident Aliens and Foreign Corporations	9
Income Tax Withholding	9
Multiple Contracts	10
Partial 1035 Exchanges	10
Assignments, Pledges and Gratuitous Transfers	10
Death Benefits	10
Spousal Continuation and the Federal Defense of Marriage Act (DOMA)	10
Federal Estate Taxes	11
Generation-Skipping Transfer Tax	11
Foreign Tax Credits	11
Possible Tax Law Changes	11
Annuity Payments	11
Annuity Payment Options	11
Financial Statements	12
Appendix A – Death of the Owner and/or Annuitant	13
Appendix B – Condensed Financial Information	16
Appendix C – Allianz Life Variable Account B Financial Statements	16

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

Appendix A – Annual Operating Expenses for Each Investment Option
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option’s average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options’ prospectuses for further information regarding the expenses you may expect to pay. Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. If these fees are deducted from Investment Option assets, they are reflected in the table below.
Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
BLACKROCK
AZL Enhanced Bond Index Fund	.35	.25	–	.06	–	.66
AZL Government Money Market Fund	.35	.25	–	.04	–	.64
AZL International Index Fund	.35	.25	–	.11	–	.71
AZL Mid Cap Index Fund	.25	.25	–	.08	–	.58
AZL MSCI Emerging Markets Equity Index Fund	.85	.25	–	.32	–	1.42
AZL MSCI Global Equity Index Fund	.70	.25	–	.13	–	1.08
AZL Russell 1000 Growth Index Fund	.44	.25	–	.08	–	.77
AZL Russell 1000 Value Index Fund	.44	.25	–	.08	–	.77
AZL S&P 500 Index Fund – Class 2.17		.25	–	.08	–	.50
AZL Small Cap Stock Index Fund	.26	.25	–	.08	–	.59
BlackRock Global Allocation V.I. Fund – Class 3.64		.25	–	.22	.02	1.13
DAVIS
Davis VA Financial Portfolio	.55	–	–	.10	–	.65
DIMENSIONAL
AZL DFA Five-Year Global Fixed Income Fund	.60	.25	–	.08	–	.93
FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	.70	.25	–	.08	–	1.03
AZL Fidelity Institutional Asset Management® Total Bond Fund	.50	.25	–	.08	–	.83
FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.45	.95
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.52	1.02
FRANKLIN TEMPLETON
Franklin Funds Allocation VIP Fund – Class 2.55		.25	–	.05	.02	.87
Franklin Income VIP Fund – Class 2.46		.25	–	.01	.01	.73
Franklin Mutual Shares VIP Fund – Class 2.68		.25	–	.05	–	.98
Franklin U.S. Government Securities VIP Fund – Class 2.48		.25	–	.05	–	.78
Templeton Global Bond VIP Fund – Class 2.46		.25	–	.04	.04	.79
Templeton Growth VIP Fund – Class 2.84		.25	–	.07	–	1.16
GATEWAY
AZL Gateway Fund	.80	.25	–	.07	–	1.12
J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio – Class 2.40		.25	–	.14	.02	.81
METWEST
AZL MetWest Total Return Bond Fund	.60	.25	–	.07	–	.92
MFS
MFS VIT Total Return Bond Portfolio – Service Class	.50	.25	–	.04	–	.79
PIMCO
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.80	1.375
PIMCO VIT Balanced Allocation Portfolio – Admin. Class	.71	_	.15	.01	.04	.91
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	.35	.14	1.38
PIMCO VIT Dynamic Bond Portfolio – Admin Class	.85	–	.15	.02	–	1.02

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix A

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	.10	–	1.10
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Admin. Class	.75	–	.15	.03	–	.93
PIMCO VIT Global Core Bond (Hedged) Portfolio – Admin. Class	.56	–	.15	.07	–	.78
PIMCO VIT Global Managed Asset Allocation Portfolio – Admin. Class	.95	–	.15	.02	.22	1.34
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	.04	–	.79
PIMCO VIT Long-Term U.S. Government Portfolio – Admin. Class	.475	–	.15	.22	–	.845
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	.19	–	.84
PIMCO VIT StocksPLUS® Global Portfolio – Advisor Class	.61	.25	–	.05	–	.91
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	.04	–	.69
T. ROWE PRICE
AZL T. Rowe Price Capital Appreciation Fund	.75	.25	–	.06	.02	1.08

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix A

This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option’s average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.
Investment Option	Management fees	Rule 12b-1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.04	.09	.59	.68
AZL DFA Multi-Strategy Fund	.05	–	.03	.08	.90	.98
AZL Moderate Index Strategy Fund	.40	–	.03	.43	.58	1.01
AZL MVP Balanced Index Strategy Fund	.10	–	.04	.14	.57	.71
AZL MVP DFA Multi-Strategy Fund	.20	–	.10	.30	.85	1.15
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	.10	–	.05	.15	.67	.82
AZL MVP Fusion Balanced Fund	.20	–	.03	.23	.71	.94
AZL MVP Fusion Conservative Fund	.20	–	.05	.25	.72	.97
AZL MVP Fusion Moderate Fund	.20	–	.02	.22	.71	.93
AZL MVP Global Balanced Index Strategy Fund	.10	–	.03	.13	.65	.78
AZL MVP Growth Index Strategy Fund	.10	–	.02	.12	.53	.65
AZL MVP Moderate Index Strategy Fund	.10	–	.03	.13	.55	.68
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	.10	--	.02	.12	.73	.85

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix A

Appendix B – Condensed Financial Information
The statutory financial statements of Allianz Life Insurance Company of North America are included or incorporated by reference in Part C of the Registration Statement.
AUV information corresponding to the lowest and highest combination of M&E charges as of December 31, 2020 is listed in the tables below. A separate rider charge may also apply to your Contract if you have Income Protector, Investment Protector, or Income Focus, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges as of December 31, 2020 in Appendix B of the SAI, which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Appendix C of the SAI.
Lowest and Highest Combination of Benefit Options	M&E Charge
Base Contract without optional benefits	1.40%
Base Contract with the Bonus Option and Quarterly Value Death Benefit	2.00%
(Number of accumulation units in thousands)
M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
12/31/2012	N/A	12.008	0.00	12/31/2012	N/A	11.780	0.00
12/31/2013	12.008	13.374	146.00	12/31/2013	11.780	13.043	1.00
12/31/2014	13.374	13.996	267.00	12/31/2014	13.043	13.569	2.00
12/31/2015	13.996	13.804	333.00	12/31/2015	13.569	13.304	2.00
12/31/2016	13.804	14.533	382.00	12/31/2016	13.304	13.924	2.00
12/31/2017	14.533	15.981	407.00	12/31/2017	13.924	15.223	1.00
12/31/2018	15.981	15.072	364.00	12/31/2018	15.223	14.271	0.00
12/31/2019	15.072	17.426	322.00	12/31/2019	14.271	16.404	0.00
12/31/2020	17.426	19.290	282.00	12/31/2020	16.404	18.050	0.00
AZL DFA Five-Year Global Fixed Income Fund
12/31/2017	N/A	9.868	9.00	12/31/2017	N/A	9.710	0.00
12/31/2018	9.868	9.845	112.00	12/31/2018	9.710	9.630	1.00
12/31/2019	9.845	10.049	173.00	12/31/2019	9.630	9.772	9.00
12/31/2020	10.049	9.966	200.00	12/31/2020	9.772	9.634	6.00
AZL DFA Multi-Strategy Fund
12/31/2012	N/A	12.408	0.00	12/31/2012	N/A	12.172	0.00
12/31/2013	12.408	14.815	345.00	12/31/2013	12.172	14.449	5.00
12/31/2014	14.815	15.564	426.00	12/31/2014	14.449	15.090	7.00
12/31/2015	15.564	15.247	455.00	12/31/2015	15.090	14.695	8.00
12/31/2016	15.247	16.438	386.00	12/31/2016	14.695	15.750	8.00
12/31/2017	16.438	18.269	333.00	12/31/2017	15.750	17.402	7.00
12/31/2018	18.269	16.951	291.00	12/31/2018	17.402	16.051	6.00
12/31/2019	16.951	19.488	260.00	12/31/2019	16.051	18.345	5.00
12/31/2020	19.488	21.264	197.00	12/31/2020	18.345	19.898	4.00
AZL Enhanced Bond Index Fund
12/31/2014	N/A	11.290	46.00	12/31/2014	N/A	10.925	0.00
12/31/2015	11.290	11.160	191.00	12/31/2015	10.925	10.736	6.00
12/31/2016	11.160	11.257	545.00	12/31/2016	10.736	10.766	46.00
12/31/2017	11.257	11.436	577.00	12/31/2017	10.766	10.872	19.00
12/31/2018	11.436	11.211	630.00	12/31/2018	10.872	10.596	13.00
12/31/2019	11.211	11.983	716.00	12/31/2019	10.596	11.258	25.00
12/31/2020	11.983	12.707	734.00	12/31/2020	11.258	11.869	29.00

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2012	N/A	12.145	0.00	12/31/2012	N/A	11.915	0.00
12/31/2013	12.145	14.148	245.00	12/31/2013	11.915	13.798	5.00
12/31/2014	14.148	14.251	320.00	12/31/2014	13.798	13.817	7.00
12/31/2015	14.251	13.287	341.00	12/31/2015	13.817	12.806	8.00
12/31/2016	13.287	13.957	317.00	12/31/2016	12.806	13.373	6.00
12/31/2017	13.957	15.295	271.00	12/31/2017	13.373	14.569	4.00
12/31/2018	15.295	14.778	227.00	12/31/2018	14.569	13.993	4.00
12/31/2019	14.778	17.092	190.00	12/31/2019	13.993	16.089	3.00
12/31/2020	17.092	19.126	152.00	12/31/2020	16.089	17.897	2.00
AZL Fidelity Institutional Asset Management Total Bond Fund
12/31/2012	N/A	10.015	0.00	12/31/2012	N/A	9.996	0.00
12/31/2013	10.015	9.660	260.00	12/31/2013	9.996	9.585	17.00
12/31/2014	9.660	10.038	605.00	12/31/2014	9.585	9.902	52.00
12/31/2015	10.038	9.812	848.00	12/31/2015	9.902	9.621	25.00
12/31/2016	9.812	10.209	1048.00	12/31/2016	9.621	9.952	27.00
12/31/2017	10.209	10.499	1094.00	12/31/2017	9.952	10.174	25.00
12/31/2018	10.499	10.223	1128.00	12/31/2018	10.174	9.848	24.00
12/31/2019	10.223	11.118	1157.00	12/31/2019	9.848	10.648	35.00
12/31/2020	11.118	11.934	1091.00	12/31/2020	10.648	11.362	37.00
AZL Gateway Fund
12/31/2012	N/A	10.544	0.00	12/31/2012	N/A	10.376	0.00
12/31/2013	10.544	11.276	56.00	12/31/2013	10.376	11.031	0.00
12/31/2014	11.276	11.464	67.00	12/31/2014	11.031	11.149	0.00
12/31/2015	11.464	11.529	100.00	12/31/2015	11.149	11.146	1.00
12/31/2016	11.529	11.920	103.00	12/31/2016	11.146	11.457	1.00
12/31/2017	11.920	12.868	169.00	12/31/2017	11.457	12.295	1.00
12/31/2018	12.868	12.099	102.00	12/31/2018	12.295	11.492	1.00
12/31/2019	12.099	13.224	83.00	12/31/2019	11.492	12.486	1.00
12/31/2020	13.224	13.993	58.00	12/31/2020	12.486	13.134	1.00
AZL Government Money Market Fund
12/31/2012	N/A	10.650	0.00	12/31/2012	N/A	9.855	0.00
12/31/2013	10.650	10.503	4159.00	12/31/2013	9.855	9.662	381.00
12/31/2014	10.503	10.359	3190.00	12/31/2014	9.662	9.473	333.00
12/31/2015	10.359	10.216	3814.00	12/31/2015	9.473	9.288	403.00
12/31/2016	10.216	10.076	2749.00	12/31/2016	9.288	9.107	315.00
12/31/2017	10.076	9.942	2024.00	12/31/2017	9.107	8.933	229.00
12/31/2018	9.942	9.904	2462.00	12/31/2018	8.933	8.846	275.00
12/31/2019	9.904	9.903	1894.00	12/31/2019	8.846	8.793	200.00
12/31/2020	9.903	9.786	3308.00	12/31/2020	8.793	8.638	151.00
AZL International Index Fund
12/31/2012	N/A	10.321	0.00	12/31/2012	N/A	10.125	0.00
12/31/2013	10.321	12.353	455.00	12/31/2013	10.125	12.047	6.00
12/31/2014	12.353	11.429	614.00	12/31/2014	12.047	11.080	8.00
12/31/2015	11.429	11.115	755.00	12/31/2015	11.080	10.712	7.00
12/31/2016	11.115	11.002	1772.00	12/31/2016	10.712	10.541	30.00
12/31/2017	11.002	13.537	1556.00	12/31/2017	10.541	12.895	21.00
12/31/2018	13.537	11.475	1471.00	12/31/2018	12.895	10.865	19.00
12/31/2019	11.475	13.743	1255.00	12/31/2019	10.865	12.936	15.00
12/31/2020	13.743	14.556	953.00	12/31/2020	12.936	13.621	12.00
AZL MetWest Total Return Bond Fund
12/31/2015	N/A	9.894	135.00	12/31/2015	N/A	9.843	9.00
12/31/2016	9.894	9.982	523.00	12/31/2016	9.843	9.873	24.00
12/31/2017	9.982	10.154	444.00	12/31/2017	9.873	9.983	26.00
12/31/2018	10.154	9.991	524.00	12/31/2018	9.983	9.765	55.00
12/31/2019	9.991	10.690	588.00	12/31/2019	9.765	10.387	56.00
12/31/2020	10.690	11.446	697.00	12/31/2020	10.387	11.056	92.00

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Mid Cap Index Fund
12/31/2012	N/A	11.880	0.00	12/31/2012	N/A	11.690	0.00
12/31/2013	11.880	15.548	546.00	12/31/2013	11.690	15.211	5.00
12/31/2014	15.548	16.746	799.00	12/31/2014	15.211	16.286	8.00
12/31/2015	16.746	16.073	861.00	12/31/2015	16.286	15.540	11.00
12/31/2016	16.073	18.946	1678.00	12/31/2016	15.540	18.210	36.00
12/31/2017	18.946	21.647	1470.00	12/31/2017	18.210	20.684	29.00
12/31/2018	21.647	18.924	1264.00	12/31/2018	20.684	17.975	22.00
12/31/2019	18.924	23.380	1077.00	12/31/2019	17.975	22.077	15.00
12/31/2020	23.380	26.407	755.00	12/31/2020	22.077	24.787	15.00
AZL Moderate Index Strategy Fund
12/31/2012	N/A	13.678	0.00	12/31/2012	N/A	12.984	0.00
12/31/2013	13.678	16.816	216.00	12/31/2013	12.984	15.869	9.00
12/31/2014	16.816	17.994	336.00	12/31/2014	15.869	16.880	14.00
12/31/2015	17.994	17.307	328.00	12/31/2015	16.880	16.141	11.00
12/31/2016	17.307	18.589	286.00	12/31/2016	16.141	17.234	10.00
12/31/2017	18.589	20.771	235.00	12/31/2017	17.234	19.145	9.00
12/31/2018	20.771	19.423	202.00	12/31/2018	19.145	17.796	7.00
12/31/2019	19.423	22.857	167.00	12/31/2019	17.796	20.819	5.00
12/31/2020	22.857	25.435	154.00	12/31/2020	20.819	23.031	3.00
AZL MSCI Emerging Markets Equity Index Fund
12/31/2012	N/A	11.670	0.00	12/31/2012	N/A	11.211	0.00
12/31/2013	11.670	11.267	0.00	12/31/2013	11.211	10.760	0.00
12/31/2014	11.267	10.532	0.00	12/31/2014	10.760	9.999	0.00
12/31/2015	10.532	9.048	2.00	12/31/2015	9.999	8.540	0.00
12/31/2016	9.048	9.806	3.00	12/31/2016	8.540	9.200	0.00
12/31/2017	9.806	13.213	3.00	12/31/2017	9.200	12.325	0.00
12/31/2018	13.213	11.015	13.00	12/31/2018	12.325	10.213	0.00
12/31/2019	11.015	12.729	14.00	12/31/2019	10.213	11.734	0.00
12/31/2020	12.729	14.676	7.00	12/31/2020	11.734	13.449	0.00
AZL MSCI Global Equity Index Fund
12/31/2014	N/A	15.780	19.00	12/31/2014	N/A	15.253	0.00
12/31/2015	15.780	13.606	32.00	12/31/2015	15.253	13.074	0.00
12/31/2016	13.606	13.294	37.00	12/31/2016	13.074	12.699	1.00
12/31/2017	13.294	16.019	54.00	12/31/2017	12.699	15.212	0.00
12/31/2018	16.019	14.384	73.00	12/31/2018	15.212	13.579	0.00
12/31/2019	14.384	18.051	72.00	12/31/2019	13.579	16.941	0.00
12/31/2020	18.051	20.535	45.00	12/31/2020	16.941	19.159	0.00
AZL MVP Balanced Index Strategy Fund
12/31/2012	N/A	10.703	0.00	12/31/2012	N/A	10.640	0.00
12/31/2013	10.703	11.880	2172.00	12/31/2013	10.640	11.742	60.00
12/31/2014	11.880	12.430	3994.00	12/31/2014	11.742	12.213	158.00
12/31/2015	12.430	12.231	5618.00	12/31/2015	12.213	11.946	236.00
12/31/2016	12.231	12.860	6484.00	12/31/2016	11.946	12.486	232.00
12/31/2017	12.860	14.128	6384.00	12/31/2017	12.486	13.638	207.00
12/31/2018	14.128	13.313	6427.00	12/31/2018	13.638	12.775	226.00
12/31/2019	13.313	15.350	6210.00	12/31/2019	12.775	14.643	210.00
12/31/2020	15.350	16.043	5842.00	12/31/2020	14.643	15.214	197.00
AZL MVP DFA Multi-Strategy Fund
12/31/2015	N/A	9.410	1160.00	12/31/2015	N/A	9.371	27.00
12/31/2016	9.410	10.120	2487.00	12/31/2016	9.371	10.019	31.00
12/31/2017	10.120	11.233	3346.00	12/31/2017	10.019	11.057	53.00
12/31/2018	11.233	10.388	3877.00	12/31/2018	11.057	10.164	61.00
12/31/2019	10.388	11.863	3818.00	12/31/2019	10.164	11.540	66.00
12/31/2020	11.863	12.141	3524.00	12/31/2020	11.540	11.740	69.00

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2012	N/A	10.586	0.00	12/31/2012	N/A	10.543	0.00
12/31/2013	10.586	12.297	4403.00	12/31/2013	10.543	12.175	74.00
12/31/2014	12.297	12.411	8476.00	12/31/2014	12.175	12.215	221.00
12/31/2015	12.411	11.479	10166.00	12/31/2015	12.215	11.231	242.00
12/31/2016	11.479	11.413	9857.00	12/31/2016	11.231	11.101	216.00
12/31/2017	11.413	12.486	8460.00	12/31/2017	11.101	12.074	202.00
12/31/2018	12.486	12.050	7920.00	12/31/2018	12.074	11.583	187.00
12/31/2019	12.050	13.814	7507.00	12/31/2019	11.583	13.201	207.00
12/31/2020	13.814	14.599	6941.00	12/31/2020	13.201	13.869	202.00
AZL MVP Fusion Balanced Fund
12/31/2012	N/A	12.739	0.00	12/31/2012	N/A	12.165	0.00
12/31/2013	12.739	14.002	1935.00	12/31/2013	12.165	13.293	91.00
12/31/2014	14.002	14.442	3396.00	12/31/2014	13.293	13.630	186.00
12/31/2015	14.442	13.993	4439.00	12/31/2015	13.630	13.129	287.00
12/31/2016	13.993	14.618	4773.00	12/31/2016	13.129	13.634	352.00
12/31/2017	14.618	16.179	4745.00	12/31/2017	13.634	15.002	371.00
12/31/2018	16.179	15.093	4499.00	12/31/2018	15.002	13.912	300.00
12/31/2019	15.093	17.231	4281.00	12/31/2019	13.912	15.789	279.00
12/31/2020	17.231	17.635	3744.00	12/31/2020	15.789	16.064	257.00
AZL MVP Fusion Conservative Fund
12/31/2012	N/A	12.098	0.00	12/31/2012	N/A	11.868	0.00
12/31/2013	12.098	12.881	719.00	12/31/2013	11.868	12.562	40.00
12/31/2014	12.881	13.314	1368.00	12/31/2014	12.562	12.908	63.00
12/31/2015	13.314	13.028	1779.00	12/31/2015	12.908	12.557	70.00
12/31/2016	13.028	13.532	2433.00	12/31/2016	12.557	12.965	110.00
12/31/2017	13.532	14.588	2705.00	12/31/2017	12.965	13.895	65.00
12/31/2018	14.588	13.846	3325.00	12/31/2018	13.895	13.111	67.00
12/31/2019	13.846	15.504	3496.00	12/31/2019	13.111	14.594	129.00
12/31/2020	15.504	16.021	3419.00	12/31/2020	14.594	14.992	85.00
AZL MVP Fusion Moderate Fund
12/31/2012	N/A	12.289	0.00	12/31/2012	N/A	11.735	0.00
12/31/2013	12.289	13.958	5515.00	12/31/2013	11.735	13.251	214.00
12/31/2014	13.958	14.348	9336.00	12/31/2014	13.251	13.541	382.00
12/31/2015	14.348	13.851	11738.00	12/31/2015	13.541	12.995	455.00
12/31/2016	13.851	14.305	12265.00	12/31/2016	12.995	13.342	542.00
12/31/2017	14.305	16.080	11731.00	12/31/2017	13.342	14.910	533.00
12/31/2018	16.080	14.832	11403.00	12/31/2018	14.910	13.672	486.00
12/31/2019	14.832	17.159	10972.00	12/31/2019	13.672	15.723	498.00
12/31/2020	17.159	17.689	9890.00	12/31/2020	15.723	16.113	498.00
AZL MVP Global Balanced Index Strategy Fund
12/31/2012	N/A	10.526	0.00	12/31/2012	N/A	10.465	0.00
12/31/2013	10.526	11.843	9487.00	12/31/2013	10.465	11.704	190.00
12/31/2014	11.843	11.914	16698.00	12/31/2014	11.704	11.706	451.00
12/31/2015	11.914	11.574	19653.00	12/31/2015	11.706	11.305	524.00
12/31/2016	11.574	11.806	19762.00	12/31/2016	11.305	11.464	567.00
12/31/2017	11.806	12.976	18921.00	12/31/2017	11.464	12.526	500.00
12/31/2018	12.976	12.057	18362.00	12/31/2018	12.526	11.570	488.00
12/31/2019	12.057	13.817	17191.00	12/31/2019	11.570	13.180	449.00
12/31/2020	13.817	14.689	15305.00	12/31/2020	13.180	13.930	424.00

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Growth Index Strategy Fund
12/31/2012	N/A	10.947	0.00	12/31/2012	N/A	10.883	0.00
12/31/2013	10.947	13.047	12638.00	12/31/2013	10.883	12.895	319.00
12/31/2014	13.047	13.700	24616.00	12/31/2014	12.895	13.460	634.00
12/31/2015	13.700	13.402	33261.00	12/31/2015	13.460	13.091	644.00
12/31/2016	13.402	14.116	36479.00	12/31/2016	13.091	13.706	649.00
12/31/2017	14.116	16.144	37786.00	12/31/2017	13.706	15.583	683.00
12/31/2018	16.144	14.893	39498.00	12/31/2018	15.583	14.291	695.00
12/31/2019	14.893	17.701	38347.00	12/31/2019	14.291	16.886	649.00
12/31/2020	17.701	18.282	35472.00	12/31/2020	16.886	17.337	688.00
AZL MVP Moderate Index Strategy Fund
12/31/2012	N/A	10.741	0.00	12/31/2012	N/A	10.678	0.00
12/31/2013	10.741	13.123	5051.00	12/31/2013	10.678	12.969	152.00
12/31/2014	13.123	14.031	10239.00	12/31/2014	12.969	13.785	349.00
12/31/2015	14.031	13.392	13411.00	12/31/2015	13.785	13.081	374.00
12/31/2016	13.392	13.925	13283.00	12/31/2016	13.081	13.521	386.00
12/31/2017	13.925	15.549	13004.00	12/31/2017	13.521	15.009	345.00
12/31/2018	15.549	14.527	12602.00	12/31/2018	15.009	13.939	354.00
12/31/2019	14.527	16.996	12134.00	12/31/2019	13.939	16.213	386.00
12/31/2020	16.996	17.840	11643.00	12/31/2020	16.213	16.918	403.00
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
12/31/2014	N/A	10.970	6433.00	12/31/2014	N/A	10.907	183.00
12/31/2015	10.970	11.267	15466.00	12/31/2015	10.907	11.137	419.00
12/31/2016	11.267	11.959	20846.00	12/31/2016	11.137	11.751	507.00
12/31/2017	11.959	13.470	23480.00	12/31/2017	11.751	13.158	519.00
12/31/2018	13.470	13.061	24773.00	12/31/2018	13.158	12.683	610.00
12/31/2019	13.061	15.635	25968.00	12/31/2019	12.683	15.094	665.00
12/31/2020	15.635	16.656	25527.00	12/31/2020	15.094	15.984	586.00
AZL Russell 1000 Growth Index Fund
12/31/2014	N/A	17.777	56.00	12/31/2014	N/A	17.287	0.00
12/31/2015	17.777	18.384	183.00	12/31/2015	17.287	17.772	5.00
12/31/2016	18.384	19.296	1305.00	12/31/2016	17.772	18.544	21.00
12/31/2017	19.296	24.528	1131.00	12/31/2017	18.544	23.434	15.00
12/31/2018	24.528	23.669	1007.00	12/31/2018	23.434	22.479	15.00
12/31/2019	23.669	31.578	829.00	12/31/2019	22.479	29.814	12.00
12/31/2020	31.578	43.157	554.00	12/31/2020	29.814	40.506	8.00
AZL Russell 1000 Value Index Fund
12/31/2014	N/A	16.928	36.00	12/31/2014	N/A	16.461	0.00
12/31/2015	16.928	15.955	92.00	12/31/2015	16.461	15.424	0.00
12/31/2016	15.955	18.277	1084.00	12/31/2016	15.424	17.564	20.00
12/31/2017	18.277	20.372	1002.00	12/31/2017	17.564	19.463	17.00
12/31/2018	20.372	18.337	911.00	12/31/2018	19.463	17.415	13.00
12/31/2019	18.337	22.761	775.00	12/31/2019	17.415	21.489	11.00
12/31/2020	22.761	22.897	611.00	12/31/2020	21.489	21.490	9.00
AZL S&P 500 Index Fund
12/31/2012	N/A	9.675	0.00	12/31/2012	N/A	9.351	0.00
12/31/2013	9.675	12.562	1229.00	12/31/2013	9.351	12.070	17.00
12/31/2014	12.562	14.014	1586.00	12/31/2014	12.070	13.386	22.00
12/31/2015	14.014	13.952	1840.00	12/31/2015	13.386	13.248	38.00
12/31/2016	13.952	15.335	2497.00	12/31/2016	13.248	14.476	58.00
12/31/2017	15.335	18.354	2288.00	12/31/2017	14.476	17.224	46.00
12/31/2018	18.354	17.223	2093.00	12/31/2018	17.224	16.067	34.00
12/31/2019	17.223	22.232	1795.00	12/31/2019	16.067	20.618	26.00
12/31/2020	22.232	25.761	1338.00	12/31/2020	20.618	23.750	12.00

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Small Cap Stock Index Fund
12/31/2012	N/A	10.930	0.00	12/31/2012	N/A	10.564	0.00
12/31/2013	10.930	15.158	46.00	12/31/2013	10.564	14.564	0.00
12/31/2014	15.158	15.731	99.00	12/31/2014	14.564	15.026	0.00
12/31/2015	15.731	15.127	111.00	12/31/2015	15.026	14.364	0.00
12/31/2016	15.127	18.753	247.00	12/31/2016	14.364	17.702	0.00
12/31/2017	18.753	20.852	243.00	12/31/2017	17.702	19.568	0.00
12/31/2018	20.852	18.726	256.00	12/31/2018	19.568	17.469	0.00
12/31/2019	18.726	22.566	252.00	12/31/2019	17.469	20.928	0.00
12/31/2020	22.566	24.637	215.00	12/31/2020	20.928	22.714	0.00
AZL T. Rowe Price Capital Appreciation Fund
12/31/2012	N/A	11.951	0.00	12/31/2012	N/A	11.176	0.00
12/31/2013	11.951	15.315	368.00	12/31/2013	11.176	14.238	9.00
12/31/2014	15.315	16.882	460.00	12/31/2014	14.238	15.603	17.00
12/31/2015	16.882	17.493	563.00	12/31/2015	15.603	16.072	22.00
12/31/2016	17.493	18.604	731.00	12/31/2016	16.072	16.992	20.00
12/31/2017	18.604	21.107	732.00	12/31/2017	16.992	19.166	21.00
12/31/2018	21.107	20.892	704.00	12/31/2018	19.166	18.858	18.00
12/31/2019	20.892	25.627	728.00	12/31/2019	18.858	22.996	15.00
12/31/2020	25.627	29.690	592.00	12/31/2020	22.996	26.485	11.00
BlackRock Global Allocation V.I. Fund
12/31/2012	N/A	10.530	0.00	12/31/2012	N/A	10.239	0.00
12/31/2013	10.530	11.882	1165.00	12/31/2013	10.239	11.486	18.00
12/31/2014	11.882	11.945	1358.00	12/31/2014	11.486	11.478	23.00
12/31/2015	11.945	11.662	1332.00	12/31/2015	11.478	11.140	24.00
12/31/2016	11.662	11.938	1179.00	12/31/2016	11.140	11.337	23.00
12/31/2017	11.938	13.388	986.00	12/31/2017	11.337	12.639	21.00
12/31/2018	13.388	12.201	831.00	12/31/2018	12.639	11.451	16.00
12/31/2019	12.201	14.169	672.00	12/31/2019	11.451	13.220	14.00
12/31/2020	14.169	16.867	421.00	12/31/2020	13.220	15.644	11.00
Davis VA Financial Portfolio
12/31/2012	N/A	13.582	0.00	12/31/2012	N/A	12.568	0.00
12/31/2013	13.582	17.582	0.00	12/31/2013	12.568	16.174	0.00
12/31/2014	17.582	19.567	0.00	12/31/2014	16.174	17.894	0.00
12/31/2015	19.567	19.683	0.00	12/31/2015	17.894	17.895	0.00
12/31/2016	19.683	22.178	1.00	12/31/2016	17.895	20.044	0.00
12/31/2017	22.178	26.558	0.00	12/31/2017	20.044	23.862	0.00
12/31/2018	26.558	23.394	0.00	12/31/2018	23.862	20.895	0.00
12/31/2019	23.394	29.037	0.00	12/31/2019	20.895	25.783	0.00
12/31/2020	29.037	26.920	0.00	12/31/2020	25.783	23.762	0.00
Fidelity VIP FundsManager 50% Portfolio
12/31/2012	N/A	11.705	0.00	12/31/2012	N/A	11.243	0.00
12/31/2013	11.705	13.236	71.00	12/31/2013	11.243	12.638	3.00
12/31/2014	13.236	13.700	83.00	12/31/2014	12.638	13.004	2.00
12/31/2015	13.700	13.508	81.00	12/31/2015	13.004	12.746	2.00
12/31/2016	13.508	13.865	83.00	12/31/2016	12.746	13.006	2.00
12/31/2017	13.865	15.622	79.00	12/31/2017	13.006	14.568	1.00
12/31/2018	15.622	14.577	71.00	12/31/2018	14.568	13.513	0.00
12/31/2019	14.577	16.919	64.00	12/31/2019	13.513	15.592	0.00
12/31/2020	16.919	19.002	46.00	12/31/2020	15.592	17.408	0.00

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP FundsManager 60% Portfolio
12/31/2012	N/A	10.651	0.00	12/31/2012	N/A	10.314	0.00
12/31/2013	10.651	12.436	91.00	12/31/2013	10.314	11.971	40.00
12/31/2014	12.436	12.909	116.00	12/31/2014	11.971	12.354	36.00
12/31/2015	12.909	12.765	127.00	12/31/2015	12.354	12.144	32.00
12/31/2016	12.765	13.174	120.00	12/31/2016	12.144	12.459	29.00
12/31/2017	13.174	15.170	98.00	12/31/2017	12.459	14.263	24.00
12/31/2018	15.170	13.986	83.00	12/31/2018	14.263	13.071	17.00
12/31/2019	13.986	16.586	74.00	12/31/2019	13.071	15.410	14.00
12/31/2020	16.586	18.796	60.00	12/31/2020	15.410	17.361	10.00
Franklin Allocation VIP Fund
12/31/2012	N/A	9.015	0.00	12/31/2012	N/A	8.722	0.00
12/31/2013	9.015	11.004	0.00	12/31/2013	8.722	10.584	0.00
12/31/2014	11.004	11.161	7.00	12/31/2014	10.584	10.672	0.00
12/31/2015	11.161	10.323	12.00	12/31/2015	10.672	9.813	0.00
12/31/2016	10.323	11.522	12.00	12/31/2016	9.813	10.888	0.00
12/31/2017	11.522	12.725	11.00	12/31/2017	10.888	11.954	0.00
12/31/2018	12.725	11.337	11.00	12/31/2018	11.954	10.588	0.00
12/31/2019	11.337	13.401	11.00	12/31/2019	10.588	12.442	0.00
12/31/2020	13.401	14.768	0.00	12/31/2020	12.442	13.629	0.00
Franklin Income VIP Fund
12/31/2012	N/A	56.038	0.00	12/31/2012	N/A	48.536	0.00
12/31/2013	56.038	62.969	961.00	12/31/2013	48.536	54.218	41.00
12/31/2014	62.969	64.966	2191.00	12/31/2014	54.218	55.608	70.00
12/31/2015	64.966	59.549	2855.00	12/31/2015	55.608	50.672	77.00
12/31/2016	59.549	66.962	3171.00	12/31/2016	50.672	56.645	76.00
12/31/2017	66.962	72.428	3256.00	12/31/2017	56.645	60.909	67.00
12/31/2018	72.428	68.349	2875.00	12/31/2018	60.909	57.139	60.00
12/31/2019	68.349	78.230	2644.00	12/31/2019	57.139	65.014	55.00
12/31/2020	78.230	77.682	2436.00	12/31/2020	65.014	64.178	53.00
Franklin Mutual Shares VIP Fund
12/31/2012	N/A	22.436	0.00	12/31/2012	N/A	20.363	0.00
12/31/2013	22.436	28.379	279.00	12/31/2013	20.363	25.605	2.00
12/31/2014	28.379	29.981	342.00	12/31/2014	25.605	26.891	3.00
12/31/2015	29.981	28.107	353.00	12/31/2015	26.891	25.062	7.00
12/31/2016	28.107	32.170	321.00	12/31/2016	25.062	28.517	7.00
12/31/2017	32.170	34.376	317.00	12/31/2017	28.517	30.293	5.00
12/31/2018	34.376	30.825	268.00	12/31/2018	30.293	27.003	4.00
12/31/2019	30.825	37.261	220.00	12/31/2019	27.003	32.449	3.00
12/31/2020	37.261	34.892	162.00	12/31/2020	32.449	30.207	3.00
Franklin U.S. Government Securities VIP Fund
12/31/2012	N/A	30.720	0.00	12/31/2012	N/A	26.629	0.00
12/31/2013	30.720	29.618	136.00	12/31/2013	26.629	25.522	6.00
12/31/2014	29.618	30.197	334.00	12/31/2014	25.522	25.868	10.00
12/31/2015	30.197	29.922	512.00	12/31/2015	25.868	25.482	15.00
12/31/2016	29.922	29.704	632.00	12/31/2016	25.482	25.148	40.00
12/31/2017	29.704	29.688	519.00	12/31/2017	25.148	24.986	29.00
12/31/2018	29.688	29.374	498.00	12/31/2018	24.986	24.576	23.00
12/31/2019	29.374	30.484	474.00	12/31/2019	24.576	25.354	24.00
12/31/2020	30.484	31.213	423.00	12/31/2020	25.354	25.808	19.00
JPMorgan Insurance Trust Core Bond Portfolio
12/31/2014	N/A	13.502	83.00	12/31/2014	N/A	12.841	0.00
12/31/2015	13.502	13.431	215.00	12/31/2015	12.841	12.698	0.00
12/31/2016	13.431	13.489	194.00	12/31/2016	12.698	12.677	2.00
12/31/2017	13.489	13.742	246.00	12/31/2017	12.677	12.840	2.00
12/31/2018	13.742	13.521	318.00	12/31/2018	12.840	12.559	7.00
12/31/2019	13.521	14.383	370.00	12/31/2019	12.559	13.281	16.00
12/31/2020	14.383	15.274	413.00	12/31/2020	13.281	14.020	16.00

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS VIT Total Return Bond Portfolio
12/31/2014	N/A	17.753	44.00	12/31/2014	N/A	16.256	25.00
12/31/2015	17.753	17.406	120.00	12/31/2015	16.256	15.845	13.00
12/31/2016	17.406	17.854	184.00	12/31/2016	15.845	16.157	14.00
12/31/2017	17.854	18.345	216.00	12/31/2017	16.157	16.504	16.00
12/31/2018	18.345	17.850	336.00	12/31/2018	16.504	15.964	20.00
12/31/2019	17.850	19.350	436.00	12/31/2019	15.964	17.203	57.00
12/31/2020	19.350	20.642	427.00	12/31/2020	17.203	18.244	57.00
PIMCO VIT All Asset Portfolio
12/31/2012	N/A	16.375	0.00	12/31/2012	N/A	15.544	0.00
12/31/2013	16.375	16.193	1259.00	12/31/2013	15.544	15.281	29.00
12/31/2014	16.193	16.045	1821.00	12/31/2014	15.281	15.053	56.00
12/31/2015	16.045	14.402	1922.00	12/31/2015	15.053	13.431	64.00
12/31/2016	14.402	16.039	1994.00	12/31/2016	13.431	14.870	64.00
12/31/2017	16.039	17.960	1971.00	12/31/2017	14.870	16.554	85.00
12/31/2018	17.960	16.753	1813.00	12/31/2018	16.554	15.350	59.00
12/31/2019	16.753	18.487	1683.00	12/31/2019	15.350	16.839	61.00
12/31/2020	18.487	19.692	1451.00	12/31/2020	16.839	17.831	56.00
PIMCO VIT Balanced Allocation Portfolio
12/31/2012	N/A	10.237	0.00	12/31/2012	N/A	10.196	0.00
12/31/2013	10.237	9.478	1426.00	12/31/2013	10.196	9.384	63.00
12/31/2014	9.478	9.804	2187.00	12/31/2014	9.384	9.649	143.00
12/31/2015	9.804	9.566	2979.00	12/31/2015	9.649	9.360	162.00
12/31/2016	9.566	9.712	2996.00	12/31/2016	9.360	9.446	181.00
12/31/2017	9.712	10.964	2735.00	12/31/2017	9.446	10.603	166.00
12/31/2018	10.964	10.208	2549.00	12/31/2018	10.603	9.813	140.00
12/31/2019	10.208	11.980	2334.00	12/31/2019	9.813	11.449	128.00
12/31/2020	11.980	13.128	2028.00	12/31/2020	11.449	12.472	110.00
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2012	N/A	11.531	0.00	12/31/2012	N/A	11.012	0.00
12/31/2013	11.531	9.700	0.00	12/31/2013	11.012	9.209	0.00
12/31/2014	9.700	7.804	1.00	12/31/2014	9.209	7.365	0.00
12/31/2015	7.804	5.718	1.00	12/31/2015	7.365	5.364	0.00
12/31/2016	5.718	6.493	1.00	12/31/2016	5.364	6.056	0.00
12/31/2017	6.493	6.542	0.00	12/31/2017	6.056	6.065	0.00
12/31/2018	6.542	5.539	0.00	12/31/2018	6.065	5.105	0.00
12/31/2019	5.539	6.087	0.00	12/31/2019	5.105	5.578	0.00
12/31/2020	6.087	6.084	0.00	12/31/2020	5.578	5.542	0.00
PIMCO VIT Dynamic Bond Portfolio
12/31/2012	N/A	10.414	0.00	12/31/2012	N/A	10.310	0.00
12/31/2013	10.414	10.155	1792.00	12/31/2013	10.310	9.995	82.00
12/31/2014	10.155	10.320	2805.00	12/31/2014	9.995	10.097	106.00
12/31/2015	10.320	10.006	3275.00	12/31/2015	10.097	9.732	130.00
12/31/2016	10.006	10.335	3356.00	12/31/2016	9.732	9.993	122.00
12/31/2017	10.335	10.703	3432.00	12/31/2017	9.993	10.288	129.00
12/31/2018	10.703	10.663	3305.00	12/31/2018	10.288	10.189	120.00
12/31/2019	10.663	11.035	3297.00	12/31/2019	10.189	10.482	122.00
12/31/2020	11.035	11.406	2619.00	12/31/2020	10.482	10.770	123.00
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2012	N/A	17.966	0.00	12/31/2012	N/A	17.157	0.00
12/31/2013	17.966	16.487	0.00	12/31/2013	17.157	15.652	0.00
12/31/2014	16.487	16.504	0.00	12/31/2014	15.652	15.576	0.00
12/31/2015	16.504	15.911	0.00	12/31/2015	15.576	14.928	0.00
12/31/2016	15.911	17.780	0.00	12/31/2016	14.928	16.583	0.00
12/31/2017	17.780	19.266	0.00	12/31/2017	16.583	17.864	0.00
12/31/2018	19.266	18.100	0.00	12/31/2018	17.864	16.683	0.00
12/31/2019	18.100	20.486	0.00	12/31/2019	16.683	18.771	0.00
12/31/2020	20.486	21.557	0.00	12/31/2020	18.771	19.636	0.00

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
12/31/2012	N/A	14.490	0.00	12/31/2012	N/A	13.837	0.00
12/31/2013	14.490	13.078	0.00	12/31/2013	13.837	12.416	0.00
12/31/2014	13.078	13.190	0.00	12/31/2014	12.416	12.448	0.00
12/31/2015	13.190	12.483	0.00	12/31/2015	12.448	11.712	0.00
12/31/2016	12.483	12.808	0.00	12/31/2016	11.712	11.946	0.00
12/31/2017	12.808	13.721	21.00	12/31/2017	11.946	12.723	0.00
12/31/2018	13.721	12.964	9.00	12/31/2018	12.723	11.949	0.00
12/31/2019	12.964	13.568	9.00	12/31/2019	11.949	12.432	0.00
12/31/2020	13.568	14.733	9.00	12/31/2020	12.432	13.421	0.00
PIMCO VIT Global Core Bond (Hedged) Portfolio
12/31/2012	N/A	10.276	0.00	12/31/2012	N/A	10.173	0.00
12/31/2013	10.276	9.815	601.00	12/31/2013	10.173	9.660	32.00
12/31/2014	9.815	9.535	969.00	12/31/2014	9.660	9.329	53.00
12/31/2015	9.535	8.931	1302.00	12/31/2015	9.329	8.686	77.00
12/31/2016	8.931	9.405	1356.00	12/31/2016	8.686	9.093	99.00
12/31/2017	9.405	9.673	1591.00	12/31/2017	9.093	9.298	99.00
12/31/2018	9.673	9.638	1668.00	12/31/2018	9.298	9.210	96.00
12/31/2019	9.638	10.255	1678.00	12/31/2019	9.210	9.741	97.00
12/31/2020	10.255	10.932	1452.00	12/31/2020	9.741	10.323	94.00
PIMCO VIT Global Managed Asset Allocation Portfolio
12/31/2012	N/A	11.435	0.00	12/31/2012	N/A	11.218	0.00
12/31/2013	11.435	10.390	224.00	12/31/2013	11.218	10.133	5.00
12/31/2014	10.390	10.728	209.00	12/31/2014	10.133	10.401	6.00
12/31/2015	10.728	10.565	192.00	12/31/2015	10.401	10.182	4.00
12/31/2016	10.565	10.840	161.00	12/31/2016	10.182	10.386	4.00
12/31/2017	10.840	12.196	141.00	12/31/2017	10.386	11.617	3.00
12/31/2018	12.196	11.370	116.00	12/31/2018	11.617	10.766	1.00
12/31/2019	11.370	13.127	95.00	12/31/2019	10.766	12.356	0.00
12/31/2020	13.127	15.124	59.00	12/31/2020	12.356	14.153	0.00
PIMCO VIT High Yield Portfolio
12/31/2012	N/A	19.367	0.00	12/31/2012	N/A	17.922	0.00
12/31/2013	19.367	20.195	1681.00	12/31/2013	17.922	18.578	31.00
12/31/2014	20.195	20.581	2882.00	12/31/2014	18.578	18.822	74.00
12/31/2015	20.581	19.963	3519.00	12/31/2015	18.822	18.149	114.00
12/31/2016	19.963	22.138	3831.00	12/31/2016	18.149	20.008	148.00
12/31/2017	22.138	23.276	4013.00	12/31/2017	20.008	20.913	132.00
12/31/2018	23.276	22.345	3920.00	12/31/2018	20.913	19.958	105.00
12/31/2019	22.345	25.281	3833.00	12/31/2019	19.958	22.448	98.00
12/31/2020	25.281	26.364	3286.00	12/31/2020	22.448	23.271	85.00
PIMCO VIT Long-Term U.S. Government Portfolio
12/31/2017	N/A	28.291	3.00	12/31/2017	N/A	25.293	0.00
12/31/2018	28.291	27.234	7.00	12/31/2018	25.293	24.204	0.00
12/31/2019	27.234	30.435	11.00	12/31/2019	24.204	26.890	0.00
12/31/2020	30.435	35.234	39.00	12/31/2020	26.890	30.946	0.00
PIMCO VIT Real Return Portfolio
12/31/2012	N/A	16.603	0.00	12/31/2012	N/A	15.667	0.00
12/31/2013	16.603	14.865	887.00	12/31/2013	15.667	13.944	40.00
12/31/2014	14.865	15.113	1370.00	12/31/2014	13.944	14.093	66.00
12/31/2015	15.113	14.501	1649.00	12/31/2015	14.093	13.443	74.00
12/31/2016	14.501	15.044	1838.00	12/31/2016	13.443	13.864	100.00
12/31/2017	15.044	15.379	1885.00	12/31/2017	13.864	14.089	99.00
12/31/2018	15.379	14.830	1847.00	12/31/2018	14.089	13.506	89.00
12/31/2019	14.830	15.859	1814.00	12/31/2019	13.506	14.359	92.00
12/31/2020	15.859	17.472	1455.00	12/31/2020	14.359	15.725	82.00

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT StocksPLUS Global Portfolio
12/31/2012	N/A	10.513	0.00	12/31/2012	N/A	10.346	0.00
12/31/2013	10.513	12.358	95.00	12/31/2013	10.346	12.090	0.00
12/31/2014	12.358	12.298	140.00	12/31/2014	12.090	11.960	0.00
12/31/2015	12.298	11.036	174.00	12/31/2015	11.960	10.669	0.00
12/31/2016	11.036	11.724	159.00	12/31/2016	10.669	11.268	1.00
12/31/2017	11.724	14.220	155.00	12/31/2017	11.268	13.587	1.00
12/31/2018	14.220	12.517	164.00	12/31/2018	13.587	11.889	0.00
12/31/2019	12.517	15.742	131.00	12/31/2019	11.889	14.864	0.00
12/31/2020	15.742	17.547	97.00	12/31/2020	14.864	16.471	0.00
PIMCO VIT Total Return Portfolio
12/31/2012	N/A	20.507	0.00	12/31/2012	N/A	18.977	0.00
12/31/2013	20.507	19.827	1429.00	12/31/2013	18.977	18.240	73.00
12/31/2014	19.827	20.390	2148.00	12/31/2014	18.240	18.647	127.00
12/31/2015	20.390	20.199	2644.00	12/31/2015	18.647	18.363	135.00
12/31/2016	20.199	20.453	3078.00	12/31/2016	18.363	18.485	154.00
12/31/2017	20.453	21.163	3197.00	12/31/2017	18.485	19.014	152.00
12/31/2018	21.163	20.758	3351.00	12/31/2018	19.014	18.540	157.00
12/31/2019	20.758	22.182	3365.00	12/31/2019	18.540	19.696	150.00
12/31/2020	22.182	23.767	3022.00	12/31/2020	19.696	20.978	130.00
Templeton Global Bond VIP Fund
12/31/2012	N/A	49.669	0.00	12/31/2012	N/A	43.197	0.00
12/31/2013	49.669	49.781	799.00	12/31/2013	43.197	43.040	12.00
12/31/2014	49.781	49.994	1249.00	12/31/2014	43.040	42.969	24.00
12/31/2015	49.994	47.181	1513.00	12/31/2015	42.969	40.313	30.00
12/31/2016	47.181	47.897	1626.00	12/31/2016	40.313	40.684	46.00
12/31/2017	47.897	48.147	1662.00	12/31/2017	40.684	40.656	37.00
12/31/2018	48.147	48.399	1573.00	12/31/2018	40.656	40.627	35.00
12/31/2019	48.399	48.691	1634.00	12/31/2019	40.627	40.632	36.00
12/31/2020	48.691	45.481	1454.00	12/31/2020	40.632	37.729	38.00
Templeton Growth VIP Fund
12/31/2012	N/A	25.187	0.00	12/31/2012	N/A	22.498	0.00
12/31/2013	25.187	32.495	232.00	12/31/2013	22.498	28.856	5.00
12/31/2014	32.495	31.144	322.00	12/31/2014	28.856	27.493	8.00
12/31/2015	31.144	28.722	295.00	12/31/2015	27.493	25.206	8.00
12/31/2016	28.722	31.050	244.00	12/31/2016	25.206	27.088	7.00
12/31/2017	31.050	36.288	221.00	12/31/2017	27.088	31.472	6.00
12/31/2018	36.288	30.470	184.00	12/31/2018	31.472	26.270	6.00
12/31/2019	30.470	34.603	154.00	12/31/2019	26.270	29.658	5.00
12/31/2020	34.603	36.103	94.00	12/31/2020	29.658	30.761	4.00

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix B

Appendix C – Effects of Partial Withdrawals and Lifetime Payments on the Values Available Under the Contract
These calculations show the effects of partial withdrawals and lifetime payments on the Contract’s values. All fractional numbers in these examples have been rounded up to the next whole number.
Partial withdrawals (including withdrawals for financial adviser fees and any withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.
The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal to pay financial adviser fees (before beginning any Lifetime Plus Payments or Income Focus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and (Quarterly Anniversary Value) is $102,000. The Traditional Death Benefit guaranteed value is total Purchase Payments adjusted for withdrawals.
Partial Withdrawal	Contract Value	Total Income Value (Income Focus) and Traditional Death Benefit guaranteed value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	(Quarterly Anniversary Value) (Quarterly Value Death Benefit)
Prior to withdrawal	$ 100,000	$ 90,000	$104,040	$100,000	$102,000
$5,000 withdrawal		– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000)
		x 90,000)]	x 104,040)]	x 100,000)]	x 102,000)]
	– 5,000	= – 4,500	= – 5,202	= – 5,000	= – 5,100
After withdrawal	$ 95,000	$ 85,500	$ 98,838	$ 95,000	$ 96,900
Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.
The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Contract Value is $97,000, the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).
Lifetime Plus Payment	Contract Value	Traditional Death Benefit guaranteed value	Benefit Base	Income Focus Payment	Contract Value	Traditional Death Benefit guaranteed value	Income Value
Before payment	$ 97,000	$ 85,500	$ 120,000	Before payment	$ 97,000	$ 85,500	$ 85,500
$4,800 payment		– [(4,800/ 97,000)		$5,344 payment		– [(5,344/ 97,000)
		x 85,500)]				x 85,500)]
	– 4,800	= – 4,231	no change		– 5,344	= – 4,710	no change
After payment	$ 92,200	$ 81,269	$ 120,000	After payment	$ 91,656	$ 80,790	$ 85,500
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix C

Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.
Excess Withdrawal	Contract Value	Traditional Death Benefit guaranteed value	Benefit Base	Next anniverary’s annual maximum Lifetime Plus Payment	Income Value	Next anniverary’s annual maximum Income Focus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800	$ 85,500	$ 5,344
$5,000 withdrawal		– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)
		x 81,269)]	x 120,000)]	x 4,800)]	x 85,500	x 5,344)]
	– 5,000	= – 4,417	= – 6,522	= – 261	= – 4,647	= – 290
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539	$ 80,853	$ 5,054

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix C

Appendix D – Original Traditional Death Benefit
The original Traditional Death Benefit was available in certain states until either July 19, 2013, or October 11, 2013, as indicated in Appendix J. The only differences between the original Traditional Death Benefit and the Traditional Death Benefit discussed in section 10, Death Benefit is that the original Traditional Death Benefit is not a first-to-die death benefit based on the Determining Life (Lives). As a result, the original Traditional Death Benefit ends upon the earliest of the following.
•	The Business Day before the Annuity Date.
•	The Business Day that total Purchase Payments adjusted for withdrawals and Contract Value are both zero.
•	The Business Day the Contract ends.
Also, upon the death of the Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the Contract the original Traditional Death Benefit continues.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix D

Appendix E – Original Quarterly Value Death Benefit
The original Quarterly Value Death Benefit was available in certain states until either July 19, 2013, or October 11, 2013, as indicated in Appendix J. The only difference between the original Quarterly Value Death Benefit and the Quarterly Value Death Benefit discussed in section 11.b, Quarterly Value Death Benefit is that the original Quarterly Value Death Benefit is not a first-to-die death benefit based on the Determining Life (Lives). As a result, the original Quarterly Value Death Benefit ends upon the earliest of the following.
•	The Business Day before the Annuity Date.
•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
•	The Business Day the Contract ends.
Also, upon the death of the Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the Contract the original Quarterly Value Death Benefit continues.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix E

Appendix F – Income Focus
Income Focus was available from April 29, 2013 through April 24, 2015. Income Focus has a rider charge that we deduct from your Contract Value  (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Total Income Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
	Rider Charge (as a percentage of the Total Income Value)
	Maximum	Minimum	Current
Income Focus(1)
Single Income Focus Payments	2.75%	0.50%	1.30%
Joint Income Focus Payments	2.95%	0.50%	1.30%
(1)	If you select the Charge Lock Option rider, the rider charge for Income Focus is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Focus is in effect and your Contract Value is positive.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. Alternatively, you can instead reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases or future rider charge decreases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.

• Selecting the Charge Lock Option rider may reduce Income Focus’s benefits significantly, and you may be better off either accepting a rider charge increase, or removing Income Focus from your Contract. If you select the Charge Lock Option rider your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date. The Charge Lock Option rider may not be available through all broker dealers or as stated in Appendix J. You should consult with your Financial Professional before selecting the Charge Lock Option rider. Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.
• If Income Focus ends before the Benefit Date due to the death of a Covered Person or Owner (or Annuitant if the Owner is a non-individual), we refund any rider charges accrued and deducted after the date of death even if you select the Charge Lock Option rider. If Income Focus ends after the Benefit Date due to the death of a Covered Person or Owner (or Annuitant if the Owner is a non-individual), we will not refund rider charges accrued and deducted after the date of death.
We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Focus
You can remove Income Focus from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix F

If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
You must transfer your Contract Value out of Income Focus’ Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Income Focus Payment Overview
Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under “Income Values.” Each Income Value has an associated Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person’s age at the time you selected Income Focus as set out in the following table.
Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next as discussed under “Income Value Percentages and Performance Increases.” A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Income Focus Payments begin. You can receive the 1% Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.
The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see “Income Value Percentages and Performance Increases.”
Example
Assume you purchased a Contract with Income Focus at age 60 with a $100,000 initial Purchase Payment, and you are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).
On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).
If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix F

Total Income Value
The Total Income Value determines your rider charge and is equal to the sum of all Income Values.
Income Values
Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.
For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.
•	If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.
•	If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.
If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.
Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For Contracts with the Bonus Option, bonus amounts are not included in the parts of Income Values or Total Income Value based on Purchase Payments and unvested bonus amounts are not included in the parts of these values based on Contract Value.
Income Value Percentages and Performance Increases
Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.
Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in “Income Focus Payment Overview.”
On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase of 1% to each Income Value Percentage associated with an eligible Income Value if the Contract Value (or Bonus Value, if applicable) increases as discussed next in this section. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91.
Performance Increases On or Before the Benefit Date
On each Rider Anniversary you receive a 1% Performance Increase if the Contract Value is greater than the Contract Value on the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). If a Rider Anniversary does not occur on a Business Day, we use Contract Values from the next Business Day. For the Rider Effective Date and each Rider Anniversary we exclude from that day’s Contract Value any Daily Transactions. Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the current Contract Value.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix F

However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if the Contract Value excluding any Daily Transactions and any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.
Performance Increases After the Benefit Date
On each Benefit Anniversary you receive a Performance Increase if the Contract Value is greater than the Contract Value on the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary). If either of these dates does not occur on a Business Day, we use Contract Values from the next Business Day. For the Benefit Date and each Benefit Anniversary we exclude from that day’s Contract Value any Daily Transactions.

• Performance Increases are not available once the older Covered Person reaches age 91.
• After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.
• If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Rider Anniversary or Benefit Anniversary when determining Performance Increases.
• For Contracts with the Bonus Option, we include any unvested Bonus amounts when determining Performance Increases. So when we compute a Performance Increase, each Purchase Payment includes its associated bonus and we use Bonus Values instead of Contract Values.
Requesting Income Focus Payments
You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date. The Benefit Date can be either the 1st or 15th of a calendar month, or any other day that you request and we agree to. However, we do not allow the Benefit Date to be later than the 28th of a calendar month. At least one Covered Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages. In addition, before Income Focus Payments begin you are paying for a benefit that you are not currently using.
Once Income Focus Payments begin:
•	You cannot make additional Purchase Payments, therefore the total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal program ends.
•	The free withdrawal privilege is not available.
•	You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	You can only change the Owner if you selected joint Income Focus Payments and an Owner dies and the spouse continues the Contract.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you annuitize the Contract, Income Focus Payments stop and Income Focus ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix F

•	Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.
•	Each Income Focus Payment and any Excess Withdrawal reduces the total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.
Calculating Your Income Focus Payments
The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.
You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix F

Excess Withdrawals
Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitization, if on the Annuity Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, this guarantee does not apply. For more information, see section 9, The Annuity Phase.
Taxation of Income Focus Payments
We treat Income Focus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
Charge Lock Option
If we increase Income Focus’ rider charge, you can reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. You keep Income Focus at the current rider charge, but we subtract 1% from all your Income Value Percentages, and you have no opportunity for future Performance Increases or future rider charge decreases.
We notify you in writing at least 30 days in advance of any increase to your rider charge. The notice will include information on the amount of increase to your rider charge, and the options available to you (accept the rider charge increase, remove Income Focus from your contract, or select the Charge Lock Option rider). If you are interested in the Charge Lock Option rider we ask you to either contact your Financial Professional or call us and we will send you the Charge Lock Option selection form and a copy of this prospectus.
After we receive your selection form in Good Order at our Service Center, the Charge Lock Option becomes effective on the Quarterly Anniversary that we are scheduled to increase the rider charge (or on the next Business Day if the Quarterly Anniversary is not a Business Day). To be in Good Order, we must receive your selection form no later than before the end of the last Business Day before the Quarterly Anniversary that we are to increase the rider charge. If we receive your selection form after this date and time we do not add the Charge Lock Option rider to your Contract and we

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix F

increase your rider charge, but we make no other changes to your Contract. If we do not receive your selection form in time, you can either keep Income Focus at the increased rider charge, or you can make a separate request to remove it on the next Quarterly Anniversary and you will be subject to the increased rider charge until you remove Income Focus from your Contract. If you choose to keep Income Focus and we increase your rider charge in the future, the Charge Lock Option rider will again be available to you at that time, and will be based upon your then-current rider charges.
If you select the Charge Lock Option rider, Income Focus’s rider charge does not change on or after the Charge Lock Date, the Quarterly Anniversary or the next Business Day if that day is not a Business Day, that we would have otherwise increased your rider charge.
If you select the Charge Lock Option rider, you do not receive any Performance Increases after the Last Performance Increase Date. We determine the Last Performance Increase Date as follows.
If the Charge Lock Date is… before the Benefit Date the Benefit Date after the Benefit Date	the Last Performance Increase Date is…
the earlier of the Benefit Date, or the Rider Anniversary on or immediately after the Charge Lock Date the Benefit Date
the Benefit Anniversary that occurs on or immediately after the Charge Lock Date
If your Contract Value is zero on the Last Performance Increase Date, the Charge Lock Option rider ends and we make no change to Income Focus or your Income Focus Payments. If your Contract Value is positive on the Last Performance Increase Date, we reduce your benefits as follows.
If the Last Performance Increase Date is on or before the Benefit Date
•	If the Last Performance Increase Date is a Rider Anniversary before the Benefit Date, we first apply a Performance Increase to each eligible Income Value Percentage if your Contract Value (or Bonus Value, if applicable) has increased.
•	Next we subtract 1% from each Income Value Percentage, including the initial Income Value Percentage for any new Income Values you establish in the future. After this date your Income Value Percentages will not increase.
•	Then on the Benefit Date we calculate your annual maximum Income Focus Payment using these reduced Income Value Percentages. Your annual maximum Income Focus Payments will not increase after this date.
If the Last Performance Increase Date is a Benefit Anniversary
•	We first apply Performance Increases to each Income Value Percentage if your Contract Value (or Bonus Value, if applicable) has increased, and then we subtract 1% from each Income Value Percentage.
•	Next we calculate your annual maximum Income Focus Payment using these reduced Income Value Percentages. Your annual maximum Income Focus Payments will not increase after this date.
•	If your reduced annual maximum Income Focus Payment is $100 or more, we verify that your annual actual Income Focus Payment meets our minimum requirements (it must be either zero, or $100 or more – you cannot request an actual payment of $50). If it is not, we ask you to change either the payment amount, or the frequency.
A hypothetical example showing how Income Focus may be affected if you select the Charge Lock Option rider is provided in Appendix H.
The Charge Lock Option rider ends on the earlier of the Business Day Income Focus ends, or the Last Performance Increase Date if you Contract Value equals zero.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix F

• Your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date.
• The Charge Lock Option rider may not be available through all broker dealers. For more information, please contact us or your Financial Professional.
• If you select the Charge Lock Option rider, the reduction to Income Focus’ benefits may be significant, and you may be better off either accepting the rider charge increase, or removing Income Focus from your Contract. You should consult with your Financial Professional before selecting the Charge Lock Option rider.
• Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.
• If you select the Charge Lock Option rider before Income Focus Payments begin, then request to begin payments before the Last Performance Increase Date, you give up the opportunity to receive one last Performance Increase, which may further reduce your Income Focus Payments.
• If you select the Charge Lock Option rider and the reduction to your Income Value Percentages causes your annual maximum Income Focus Payment to be less than $100, Income Focus ends. If this occurs on the Benefit Date, you will have paid for Income Focus without receiving any of its advantages.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Income Focus, we restrict your Investment Option selection and require you to allocate your Contract Value to the Investment Options listed below. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Focus’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Performance Increases.
Income Focus available Investment Options
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund	AZL MVP Fusion Moderate Fund AZL MVP Growth Index Strategy Fund AZL MVP Moderate Index Strategy Fund AZL MVP T. Rowe Price Capital Appreciation Plus Fund PIMCO VIT Balanced Allocation Portfolio
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs on each Quarterly Anniversary, or the next Business Day if the Quarterly Anniversary is not a Business Day. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
When Income Focus Ends
Income Focus ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Annuity Date.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix F

•	The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100. However, this does not apply if you have the Charge Lock Option rider, your Last Performance Increase Date is the Benefit Date or a Benefit Anniversary, and on the Last Performance Increase Date your annual maximum Income Focus Payment becomes less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix F

Appendix G – Investment Protector
Investment Protector was available from April 29, 2013 through October 16, 2016. Investment Protector has a rider charge that we deduct from your Contract Value  (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Target Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
Investment Protector (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Target Value)
		Maximum	Minimum	Current
(07.13 through 10.16)	7/22/2013 – 10/16/2016	2.50%	0.35%	1.30%
(07.12)	4/29/2013 – 7/19/2013	2.50%	0.35%	1.20%
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
If Investment Protector ends due to the death of an Owner (or Annuitant if the Owner is a non individual) and we deduct rider charges after the date of death, the rider charges accrued and deducted after the date of death are refunded if a Target Value Date does not occur between the date of death and the date we receive the first Valid Claim. We do not refund rider charges if a Target Value Date occurs between the date of death and the date we receive the first Valid Claim.
Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and a percentage (Guarantee Percentage) of any annual investment gains through the Target Value. The Target Value is a future guarantee to your Contract Value. The Target Value is first available on the initial Target Value Date which you select. The initial Target Value Date cannot occur before the Earliest Anniversary, and it must occur before age 91. Subsequent Target Value Dates will occur on every Future Anniversary. The Target Value is only guaranteed to be available to you on each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.
We established your Contract’s Guarantee Percentage, Earliest Anniversary and Future Anniversary on the Rider Effective Date and we cannot change them. The Guarantee Percentage, Earliest Anniversary and Future Anniversary that are used to calculate your Target Value and determine your Target Value Dates are as follows.
Investment Protector (Version Identifier)	Available Dates	Earliest Anniversary used to determine the initial Target Value Date	Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
(07.13 through 10.16)	7/22/2013 – 10/16/2016	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
(07.12)	4/29/2013 – 7/19/2013	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Removing Investment Protector
You can remove Investment Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix G

If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Target Value Dates
Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You selected the initial Target Value Date when you selected this benefit. The earliest available initial Target Value Date is the Earliest Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every Future Anniversary after the initial Target Value Date while this benefit is in effect.
For example, assume you purchased a Contract as the sole Owner on September 1, 2013 and you were age 70. You selected Investment Protector on the first Quarterly Anniversary, December 1, 2013 when you were still age 70, the Earliest Anniversary is the tenth Rider Anniversary and the Future Anniversary is the fifth Rider Anniversary. The earliest available initial Target Value Date is December 1, 2023 and the latest date is December 1, 2033. If you selected the earliest available initial date (December 1, 2023), subsequent Target Value Dates would occur on December 1st in 2028, 2033, 2038, etc.
On each Target Value Date (or on the next Business Day if the Target Value Date is not a Business Day) if your Contract Value excluding any Daily Transactions is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The Target Value Dates are the only days that we guarantee your Contract Value equals or exceeds the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. The rebalancing occurs on each Quarterly Anniversary, or the next Business Day if the Quarterly Anniversary is not a Business Day. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value excluding any Daily Transactions is at least equal to the Target Value using the values determined on the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is the Earliest Anniversary after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix G

your future Purchase Payment allocation instructions. You can change your future Purchase Payment allocation instructions at any time without penalty or fee. The changes to these allocation instructions must comply with the current maximum allowable allocations.
Target Value
The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.
On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the Guarantee Percentage or one of the following.
•	If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
•	If you selected the benefit after issue, the Contract Value on the Rider Effective Date, excluding any Daily Transactions plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.
•	If you reset the initial Target Value Date, the Contract Value on the reset date, excluding any Daily Transactions plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.
Withdrawals include any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If the Rider Effective Date was the Issue Date, the Rider Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, the Rider Anniversary Value was initially equal to the Contract Value on the Rider Effective Date, excluding any Daily Transactions.
At the end of each Business Day, we adjust the Rider Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Rider Anniversary (or on the next Business Day if the Rider Anniversary is not on a Business Day) the Rider Anniversary Value is equal to the greater of its current value, or the Contract Value excluding any Daily Transactions.
• For Contracts with the Bonus Option unvested bonus amounts are not included in the parts of the Target Value based on Contract Value. Bonus amounts are also not included in the parts of the Target Value based on Purchase Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector’s guarantees. The maximum amount of Contract Value allowed in the Equity Investment Option group decreases as the number of years until your initial Target Value Date declines, and if negative Investment Option performance reduces the Contract Value in comparison to the Target Value. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We established your Contract’s Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from the groups discussed in this section. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from the Equity group to the Fixed Income group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix G

Investment Protector (07.12 through 10.16)
These are the Investment Option groups:
TABLE 1: Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Gateway Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund	AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin Mutual Shares VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Managed Asset Allocation Portfolio*
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund*

Fixed Income Group
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
Franklin U.S. Government Securities VIP Fund*
JP Morgan Insurance Trust Core Bond Portfolio	MFS VIT Total Return Bond Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Uncontstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix J.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix G

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.
TABLE 2: Maximum Contract Value Allowed in the Equity Group
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix G

You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs on each Quarterly Anniversary, or the next Business Day if the Quarterly Anniversary is not a Business Day. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Government Money Market Fund under that program.
If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations on each Quarterly Anniversary (or the next Business Day if the Quarterly Anniversary is not a Business Day) as follows:
1.	We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
2.	If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.
3.	If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options’ Contract Value using the formula: a x (b / c) where:

a	=	The new required group allocation on the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

• For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
• In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.
• Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.
• We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
• Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.
• The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.
When Investment Protector Ends
Investment Protector ends upon the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix G

•	The Business Day before the Annuity Date.
•	The Business Day we process your request for a full withdrawal.
•	The Business Day the Contract ends.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix G

Appendix H – Charge Lock Option Examples
These hypothetical examples show how Income Protector and Income Focus may be affected if you select the Charge Lock Option rider. These examples are intended to help you understand the Charge Lock Option rider and are not intended to display values specific to any Contract.
Income Protector
This hypothetical example assumes you have yet not begun Lifetime Plus Payments, and do not choose to do so on the Charge Lock Date. Your Benefit Base on the Charge Lock Date (which is also your Last Increase Date) is $100,000, and the simple interest on your Annual Increase is 6%. Your current Income Protector rider charge is 1.20%, and we notify you that we intend to increase your rider charge to 1.45%. Assuming your Contract Value is never greater than your Annual Increase, the amount you would pay for the rider charge for one year would be $1,227 based on a 1.20% rider charge and a 6% simple interest increase to the Benefit Base. You are the only Covered Person, your current age is 66, and the current payment percentage for ages 65-79 is 4.5%.
If you accept the rider charge increase, your Annual Increase continues receiving 6% annual simple interest, 1.5% each quarter. Assuming your Contract Value is never greater than your Annual Increase, your Benefit Base on the next rider anniversary will be $106,000 and the available annual maximum Lifetime Plus Payment at that time would be $4,770 (4.5% x $106,000). The amount you pay for the annual rider charge for this next year will increase to $1,483 based on the 6% simple interest increase to your Benefit Base and the increase to the rider charge.
If instead you select the Charge Lock Option rider, we subtract 1% from the current payment percentage, so the new payment percentage for ages 65-79 will be 3.5%. Your Annual Increase will not receive simple interest after the Charge Lock Date. If you were to exercise Income Protector your annual maximum Lifetime Plus Payment will be $3,500 (3.5% x $100,000). This is a loss in payment of $1,270, and these Lifetime Plus Payments can never increase. Finally, the amount you pay for the annual rider charge will be $1,200 (1.20% x $100,000) and your rider charge percentage will never change.
In this example, if you select the Charge Lock Option rider instead of accepting the rider charge increase, your rider charge does not increase ($283 savings). However, your Lifetime Plus Payment decreases by $1,270.
Income Focus
This hypothetical example assumes you are the sole Covered Person, and you have already begun taking Income Focus Payments. On the Last Performance Increase Date you have one Income Value of $100,000 and its Income Value Percentage after application of the Performance Increase is 5.75%, so your annual maximum Income Focus Payment is $5,750 (5.75% x $100,000). Your current Income Focus rider charge is 1.30%, and we notify you that we intend to increase your rider charge to 1.55%. The amount you are currently paying for the annual rider charge before the increase is $1,300 (1.30% x $100,000).
If you accept the rider charge increase, your Income Value Percentage continues to be eligible for future Performance Increases and, assuming you take no Excess Withdrawals, you continue to be eligible to receive an annual maximum Income Focus Payment of at least $5,750 (5.75% x $100,000) for the rest of your life. The amount you pay for the annual rider charge will increase to $1,550 (1.55% x $100,000).
If instead you select the Charge Lock Option rider, we reduce your Income Value Percentage to 4.75%, which reduces your annual maximum Income Focus to $4,750 (4.75% x $100,000). This is a loss in payment of $1,000, and these Income Focus Payments can never increase. The amount you pay for the annual rider charge remains $1,300 and your rider charge percentage will never change.
In this example, if you select the Charge Lock Option rider instead of accepting the rider charge increase, your rider charge does not increase ($250 savings). However, your Income Focus Payment decreases by $1,000.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix H

Appendix I – Additional Expense Examples
The expense examples contained in the Fee Tables reflect the most expensive combination of benefits. However, for Contracts issued before April 27, 2015, in example 1 (if you surrender your Contract) and example 3 (if you do not surrender your Contract), the most expensive combination of benefits in Year 1 are for the Base Contract with Bonus Option, Quarterly Value Death Benefit and Income Focus with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.95%). Here are additional example 1 and example 3 figures for these Contracts.
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.42% (maximum Investment Option operating exp.)	$1,552	$2,938	$4,148	$6,734
0.50% (minimum Investment Option operating exp.)	$1,458	$2,668	$3,719	$5,981
3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.42% (maximum Investment Option operating expense)	$702	$2,088	$3,448	$6,734
0.50% (minimum Investment Option operating expense)	$608	$1,818	$3,019	$5,981

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix I

Appendix J – Material Contract Variations by State and Issue Date
Your Contract is subject to the law of the state in which it is issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. In addition, not all features and benefits are approved in all states. All material state and Issue Date variations in the Contract are disclosed in this Appendix. If you would like more information regarding state or Issue Date specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Closed Investment Options
The following Investment Options were closed effective October 16, 2017, and are no longer available for selection. Assets in closed Investment Options will remain in those Investment Options until we receive alternate instructions from you, or in the event that we elect to effect a substitution into alternate Investment Options. Closed Investment Options are treated differently in Contracts that include one of the following optional living benefits: Investment Protector, or Income Protector versions available on or before October 13, 2017.
•	If your Contract does not include one of these optional living benefits, we no longer allow assets to move into a closed Investment Option either by Purchase Payment or transfer.
•	If your Contract includes one of these optional living benefits, closed Investment Options remain in your future Purchase Payment allocation instructions, continue to be subject to the automatic quarterly asset rebalancing transfers associated with your living benefit, and remain in an active AIP or DCA program unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

CLOSED INVESTMENT OPTIONS
BLACKROCK
BlackRock Global Allocation V.I. Fund
DAVIS
Davis VA Financial Portfolio
FIDELITY
Fidelity VIP Funds
Manager® 50% Portfolio
Fidelity VIP Funds
Manager® 60% Portfolio
FRANKLIN TEMPLETON
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund	FRANKLIN TEMPLETON (conintued)
Franklin U.S. Government Securities VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
PIMCO VIT Global Managed Asset Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Dynamic Bond Portfolio
Material State Contract Variations
ISSUE STATE	FEATURE AND BENEFITS	VARIATION
California	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership
• The Traditional Death Benefit and Quarterly Value Death Benefit are only available on the death of a Determining Life. If you assign the Contract and the Determining Life (Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Quarterly Value Death Benefit may not be available and your Beneficiary(s) will only receive the Contract Value.
• If you have Income Protector or Income Focus and you assign the Contract and the Covered Person(s) who was previously an Owner(s) no longer has that position, your selected benefit and any lifetime payments may end even if the Covered Person is still alive.
	Traditional Death Benefit See section 10	Not available before October 11, 2013.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix J

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
California (continued)	When Income Protector Ends See section 11.a	An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.
	Quarterly Value Death Benefit See section 11.b	Was not available before October 11, 2013.
	Original Traditional Death Benefit See section D	Available from April 29, 2013 through October 11, 2013.
	Original Quarterly Value Death Benefit See section E	Available from April 29, 2013 through October 11, 2013.
	When Income Focus Ends See Appendix F	An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. This means that Income Focus Payments may end even if a Covered Person is still alive.
Connecticut	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We can only restrict assignments to settlement companies and institutional investors as defined in your Contract..
• The Traditional Death Benefit and Quarterly Value Death Benefit are only available on the death of a Determining Life. If you assign the Contract and the Determining Life (Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Quarterly Value Death Benefit may not be available and your Beneficiary(s) will only receive the Contract Value.
• If you have Income Protector or Income Focus and you assign the Contract and the Covered Person(s) who was previously an Owner(s) no longer has that position, your selected benefit and any lifetime payments may end even if the Covered Person is still alive.
	Traditional Death Benefit See section 10	Not available before July 19, 2013.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix J

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Connecticut (continued)	When Income Protector Ends See section 11.a	An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.
	Quarterly Value Death Benefit See section 11.b	Was not available before July 19, 2013.
	Bonus Option See section 11.c	Not available.
	Original Traditional Death Benefit See section D	Available from April 29, 2013 through July 19, 2013.
	Original Quarterly Value Death Benefit See section E	Available from April 29, 2013 through July 19, 2013.
	When Income Focus Ends See Appendix F	An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. This means that Income Focus Payments may end even if a Covered Person is still alive.
Delaware	Traditional Death Benefit See section 10	Was not available before July 19, 2013.
	Quarterly Value Death Benefit See section 11.b	Was not available before July 19, 2013.
	Original Traditional Death Benefit See section D	Available from April 29, 2013 through July 19, 2013.
	Original Quarterly Value Death Benefit See section E	Available from April 29, 2013 through July 19, 2013.
Florida	Withdrawal Charges See Fee Tables and section 7	The total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix J

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Florida (continued)	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• The Traditional Death Benefit and Quarterly Value Death Benefit are only available on the death of a Determining Life. If you assign the Contract and the Determining Life (Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Quarterly Value Death Benefit may not be available and your Beneficiary(s) will only receive the Contract Value.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	Purchase Requirements See section 3	• The maximum total Purchase Payments that we can accept is $1 million. We must decline an additional Purchase Payment if it would cause total Purchase Payments to be more than this amount, or if it would otherwise violate the Purchase Payment restrictions of your Contract (for example, the initial amount for Income Protector).
• If you have Investment Protector we do not accept additional Purchase Payments on or after the third Contract Anniversary. This restriction continues to apply even if you later remove Investment Protector from your Contract. Contracts that include Investment Protector are issued as individual limited purchase payment variable deferred annuity contracts.
	When Annuity Payments Begin See section 9	The earliest acceptable Annuity Date is one year after the Issue Date.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See Appendix F	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Hawaii	Traditional Death Benefit See section 10	Was not available before July 19, 2013.
	Quarterly Value Death Benefit See section 11.b	Was not available before July 19, 2013.
	Original Traditional Death Benefit See section D	Available from April 29, 2013 through July 19, 2013.
	Original Quarterly Value Death Benefit See section E	Available from April 29, 2013 through July 19, 2013.
Illinois	Charge Lock Option See section 11.a and Appendix F	The Charge Lock Option rider is not available.
Kentucky	Traditional Death Benefit See section 10	Was not available before July 19, 2013.
	Quarterly Value Death Benefit See section 11.b	Was not available before July 19, 2013.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix J

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Kentucky (continued)	Original Traditional Death Benefit See section D	Available from April 29, 2013 through July 19, 2013.
	Original Quarterly Value Death Benefit See section E	Available from April 29, 2013 through July 19, 2013.
Maryland	Purchase Requirements See section 3	We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount for Income Protector).
	Traditional Death Benefit See section 10	Was not available before July 19, 2013.
	Quarterly Value Death Benefit See section 11.b	Was not available before July 19, 2013.
	Original Traditional Death Benefit See section D	Available from April 29, 2013 through July 19, 2013.
	Original Quarterly Value Death Benefit See section E	Available from April 29, 2013 through July 19, 2013.
Massachusetts	Purchase Requirements See section 3	If you have Investment Protector we do not accept additional Purchase Payments on or after the third Contract Anniversary. This restriction continues to apply even if you later remove Investment Protector from your Contract. Contracts that include Investment Protector are issued as individual limited purchase payment variable deferred annuity contracts.
	Waiver of Withdrawal Charge Benefit See section 8	The waiver of withdrawal charge benefit is not available.
Minnesota	Traditional Death Benefit See section 10	Was not available before July 19, 2013.
	Quarterly Value Death Benefit See section 11.b	Was not available before July 19, 2013.
	Original Traditional Death Benefit See section D	Available from April 29, 2013 through July 19, 2013.
	Original Quarterly Value Death Benefit See section E	Available from April 29, 2013 through July 19, 2013.
Mississippi	Withdrawal Charges See Fee Tables and section 7	The withdrawal charge for the time periods referenced in the Fee Tables and section 7 is:
• 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3% and 0% for the Base Contract.
• 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the Bonus Contract.
	Purchase Requirements See section 3	We do not accept additional Purchase Payments on or after the first Contract Anniversary. During the first Contract Year, we allow additional Purchase Payments on or after the first Quarterly Anniversary and before the first Contract Anniversary up to the initial amount described in section 3.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix J

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Montana	Traditional Death Benefit See section 10	Was not available before July 19, 2013.
	Quarterly Value Death Benefit See section 11.b	Was not available before July 19, 2013.
	Original Traditional Death Benefit See section D	Available from April 29, 2013 through July 19, 2013.
	Original Quarterly Value Death Benefit See section E	Available from April 29, 2013 through July 19, 2013.
New Hampshire	Waiver of Withdrawal Charge Benefit See section 8	The definition of nursing home is an institution operated in accordance with state law.
New Jersey	Joint Owners See section 2	We allow civil union partners to be Joint Owners.
	Covered Person(s) See section 2	• We do not remove a person as a Covered Person following an assignment, ownership change, or Beneficiary change.
• We allow civil union partners to be joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long lifetime payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is not allowed for a surviving civil union partner under the federal tax law. However, if the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, lifetime payments can continue as Annuity Payments if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, lifetime payments stop.
	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• The Traditional Death Benefit and Quarterly Value Death Benefit are only available on the death of a Determining Life. If you assign the Contract and the Determining Life (Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Quarterly Value Death Benefit may not be available and your Beneficiary(s) will only receive the Contract Value.
• If you have Income Protector or Income Focus we do not change the Covered Person(s) following an assignment or ownership change. If you assign the Contract and the Covered Person(s) who was previously an Owner(s) no longer has that position, your selected benefit and any lifetime payments may end even if the Covered Person is still alive.
	Purchase Requirements See section 3	The maximum total Purchase Payments that we can accept is $1 million. We must decline an additional Purchase Payment if it would cause total Purchase Payments to be more than this amount, or if it would otherwise violate the Purchase Payment restrictions of your Contract (for example, the initial amount for Income Protector).

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix J

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
New Jersey (continued)	When Income Protector Ends See section 11.a	• If a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Protector ends on the Business Day before the Annuity Date.
• An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. For Covered Persons who are civil union partners, Income Protector and Lifetime Plus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.
	When Income Focus Ends See Appendix F	• If a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Focus ends on the Business Day before the Annuity Date.
• An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. For Covered Persons who are civil union partners, Income Focus and Income Focus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Income Focus Payments may end even if a Covered Person is still alive.
	When Investment Protector Ends See Appendix G	The termination provision regarding death is revised to allow the benefit to continue upon the death of an Owner (or Annuitant if the Contract is owned by a non-individual) if a surviving civil union partner elects to continue the Contract. However, the type of Contract continuation that is available to a surviving civil union partner is different than the type of continuation available to a surviving federally recognized spouse. Federal tax law requires that distribution of the death benefit must begin within one year of the date of the Owner's death (or Annuitant's death if the Contract is owned by a non-individual) and the benefit ends at the end of the Business Day we receive a Valid Claim.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix J

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Ohio	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• The Traditional Death Benefit and Quarterly Value Death Benefit are only available on the death of a Determining Life. If you assign the Contract and the Determining Life (Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Quarterly Value Death Benefit may not be available and your Beneficiary(s) will only receive the Contract Value.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See Appendix F	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Oregon	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• The Traditional Death Benefit and Quarterly Value Death Benefit are only available on the death of a Determining Life. If you assign the Contract and the Determining Life (Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Quarterly Value Death Benefit may not be available and your Beneficiary(s) will only receive the Contract Value.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	Purchase Requirements See section 3	We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount for Income Protector).
	Bonus Option See section 11.c	Not available.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See Appendix F	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Pennsylvannia	Waiver of Withdrawal Charge Benefit See section 8	The waiver is not available if on the Issue Date, an Owner was confined to a nursing home or was already diagnosed with a terminal illness. Also, the nursing home confinement requirement is a total of 90 days within a six month period. These 90 days do not need to be consecutive.
	Charge Lock Option See section 11.a and F	If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your guaranteed values or payments.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix J

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Texas	Access to Your Money See section 8	We can only treat a partial withdrawal that reduces the Contract Value below $2,000 as a full withdrawal if you have not made an additional Purchase Payment in the past two calendar years.
Virginia	Traditional Death Benefit See section 10	Was not available before July 19, 2013.
	Quarterly Value Death Benefit See section 11.b	Was not available before July 19, 2013.
	Original Traditional Death Benefit See section D	Available from April 29, 2013 through July 19, 2013.
	Original Quarterly Value Death Benefit See section E	Available from April 29, 2013 through July 19, 2013.
Wisconsin	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• The Traditional Death Benefit and Quarterly Value Death Benefit are only available on the death of a Determining Life. If you assign the Contract and the Determining Life (Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Quarterly Value Death Benefit may not be available and your Beneficiary(s) will only receive the Contract Value.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See F	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Wyoming	Traditional Death Benefit See section 10	Was not available before July 19, 2013.
	Quarterly Value Death Benefit See section 11.b	Was not available before July 19, 2013.
	Original Traditional Death Benefit See section D	Available from April 29, 2013 through July 19, 2013.
	Original Quarterly Value Death Benefit See section E	Available from April 29, 2013 through July 19, 2013.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021
Appendix J

For Service or More Information
The SEC maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Our Service Center
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment, or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	For general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America NW5989 P.O. Box 1450 Minneapolis, MN 55485-5989	Allianz Life Insurance Company of North America P.O. Box 561 Minneapolis, MN 55440-0561
OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America NW5989 1801 Parkview Drive Shoreview, MN 55126	Allianz Life Insurance Company of North America 5701 Golden Hills Drive Golden Valley, MN 55416-1297

Checks sent to the wrong address for an additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above which may delay processing.
For general customer service by email, please use this address: Contact.Us@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

Allianz VisionSM Variable Annuity Prospectus – April 30, 2021

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ VisionSM VARIABLE ANNUITY contract issued on or after April 29, 2013
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued by
Allianz Life® Variable Account B (the Separate Account) and
Allianz Life Insurance Company of North America (Allianz Life, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus contains important information about the Contract and Allianz Life that you ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 561
Minneapolis, MN 55440-0561
(800) 624-0197
Dated: April 30, 2021
VIS(ALIP)SAI-0521

Allianz VisionSM Statement of Additional Information – April 30, 2021
 2

Allianz Life
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and registered index-linked annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

Experts
The financial statements of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America as of December 31, 2020 and 2019 and for each of the two years in the period ended December 31, 2020 included in Appendix C of this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The statutory financial statements of Allianz Life Insurance Company of North America as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020 included in Part C of this Registration Statement filed with the SEC on Form N-4 have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Legal Opinions
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor of the contracts.
ALFS sells annuity contracts issued by Allianz Life primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 705 retail broker/dealers to sell its contracts.
We pay commissions for the sale of our products. ALFS passes through most of the commissions it receives to the selling firms. ALFS received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to ALFS	Aggregate Amount of Commissions Retained by ALFS After Payments to Selling Firms
2018	$221,519,279.49	$0
2019	$284,788,589.36	$0
2020	$319,676,842.37	$0
As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 58 broker-dealer firms and one insurance

Allianz VisionSM Statement of Additional Information – April 30, 2021
 3

agency. These payments vary in amount. In 2020, the five firms receiving the largest payments, ranging from $804,015 to $8,322,586, are listed below.
Firm Name
LPL Financial
Wells Fargo Advisors LLC – Wealth (ISG)
Royal Alliance
Wells Fargo Advisors LLC (PCG)
Woodbury Financial Services, Inc.

Administrative Service Fees
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 13, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2018	$1,450,101
2019	$1,548,030
2020	$1,737,100

Federal Tax Status
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
Taxation of Annuities in General
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). For a full withdrawal, the amount received that exceeds the Contract’s cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.

Allianz VisionSM Statement of Additional Information – April 30, 2021
 4

For Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for Annuity Payments by dividing the investment in the Contract (adjusted for any guaranteed period or refund guarantee) by the expected return anticipated to be paid as Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each Annuity Payment that is excluded from income by multiplying the Annuity Payment by the exclusion ratio. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the amounts excluded from income equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.
Qualified Contracts
If you purchased the Contract as an IRA, Roth IRA or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules under the Code. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract funded by an annuity does not provide any additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for an IRA or qualified retirement plan.
Types of Qualified Contracts
We previously offered the following types of Qualified Contracts.
•	IRA. Section 408 of the Code permits eligible individuals to maintain IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified retirement plans that are “rolled over” on a tax-deferred basis into an IRA.
•	Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.
Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 1⁄2, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
•	Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may have permitted the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of

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distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions out of the plan. We are responsible for any reporting required for the Contract as an IRA.
Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
Distributions – Qualified Contracts
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

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Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1⁄2;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
7)	distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)	distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and
12)	distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000).
With respect to 12) above, a qualified birth or adoption distribution may be repaid in one or more contributions into an IRA or qualified retirement plan (if you are eligible to make a contribution to the qualified retirement plan). The repayment contribution will be treated as a rollover into the IRA or qualified retirement plan.
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1⁄2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
For 2020 only, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, permitted corona-virus related distributions from Qualified Contracts and IRAs up to an aggregate amount of $100,000. This type of distribution was an exception to the 10% federal additional tax. To qualify for the distribution, generally you, your spouse, or dependent had to have been diagnosed with the virus, or you had to have been affected economically in certain ways because of the virus. The tax associated with the distributions may be paid ratably over three years, beginning with the 2020 tax year. The CARES Act also allows you to recontribute the amount you withdrew to an eligible retirement plan (to which you can make a rollover contribution) in one or more payments within three years.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 72 (or age 70  1⁄2 if you reached this age prior to January 1, 2020). Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 72 (or age 70  1⁄2 if you reached this age prior to January 1, 2020) or retire.

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Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 50% additional federal tax is imposed as to the amount not distributed. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed.
Distributions – Non-Qualified Contracts
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and Income Focus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments or Income Focus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
Upon annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after you annuitize the Contract should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59 1⁄2;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Required Distributions
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after you annuitize the Contract, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before you annuitize the Contract, the Contract’s entire interest must be distributed within five years

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after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries. The available options for certain Beneficiaries of Qualified Contracts have changed due to the enactment of the SECURE Act at the end of 2019.
Diversification
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Investment Options be managed by the investment advisers so that they comply with these diversification standards.
Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contract’s features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
Contracts Owned by Non-Individuals
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.
Income Tax Withholding
Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.

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Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•	a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
Multiple Contracts
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.
Partial 1035 Exchanges
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
Assignments, Pledges and Gratuitous Transfers
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Annuity Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
Death Benefits
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
Spousal Continuation and the Federal Defense of Marriage Act (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.

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The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.
Federal Estate Taxes
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Annuity Payments
We base Annuity Payments on the Contract Value. We guarantee the dollar amount of Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. The Contract Value you apply to Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Annuity Payments are based on an interest rate and mortality table specified in your Contract. These rates are guaranteed and we cannot use lower rates.
Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and the end of the guaranteed period.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	When the Contract ends.
Annuity Payment Options
The Annuity Payment Options are briefly described in prospectus section 9 – The Annuity Phase, and we included additional information that you may find helpful here.

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Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the last surviving joint Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. The amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.

Financial Statements
The audited statutory financial statements of Allianz Life as of and for the year ended December 31, 2020 and 2019 are included in Part C of the Registration Statement and are incorporated herein by reference. The statutory financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year or periods ended December 31, 2020 and 2019 are included in Appendix C.

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Appendix A – Death of the Owner and/or Annuitant
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
Upon the Death of a Sole Owner

Action if the Contract is in the Accumulation Phase

•	We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•	If the deceased Owner was a Determining Life and the Traditional Death Benefit or Quarterly Value Death Benefit is in effect, the death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•	If the deceased Owner was not a Determining Life the Traditional Death Benefit or Quarterly Value Death Benefit end and the Beneficiary(s) receive the Contract Value.
•	If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	if the Traditional Death Benefit or Quarterly Value Death Benefit is in effect and the deceased was a Determining Life, we increase the Contract Value to equal the guaranteed death benefit value if greater and the death benefit ends,
–	the surviving spouse becomes the new Owner,
–	the Accumulation Phase continues, and
–	upon the surviving spouse’s death, his or her Beneficiary(s) receives the Contract Value.
Action if the Contract is in the Annuity Phase

•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end when the guaranteed period ends.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

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UPON THE DEATH OF A JOINT OWNER

Action if the Contract is in the Accumulation Phase

•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•	We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•	If the deceased Joint Owner was a Determining Life and the Traditional Death Benefit or Quarterly Value Death Benefit is in effect, the death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•	If the deceased Joint Owner was not a Determining Life the Traditional Death Benefit or Quarterly Value Death Benefit end and the Beneficiary(s) receive the Contract Value.
•	If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	if the Traditional Death Benefit or Quarterly Value Death Benefit is in effect and the deceased was a Determining Life, we increase the Contract Value to equal the guaranteed death benefit value if greater and the death benefit ends,
–	the surviving Joint Owner/spouse becomes the new Owner,
–	the Accumulation Phase continues, and
–	upon the surviving Joint Owner/spouse’s death, his or her Beneficiary(s) receives the Contract Value.
Action if the Contract is in the Annuity Phase

•	If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end when the guaranteed period ends.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix A
 14

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

Action if the Contract is in the Accumulation Phase

•	If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•	If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a surviving spouse, the new surviving spouse Owner can name a new Annuitant subject to our approval.
•	If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a surviving Joint Owner who is also a surviving spouse, the surviving spouse Joint Owner can name a new Annuitant subject to our approval.
•	If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the surviving spouse is named as the primary beneficiary under the qualified plan or custodial account.
Action if the Contract is in the Annuity Phase

•	No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end when the guaranteed period ends.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT

•	Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining guaranteed period of time.
•	No death benefit is payable.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix A
 15

Appendix B – Condensed Financial Information
The financial statements of Allianz Life Insurance Company of North America are included in Part C of the Registration Statement.
AUV information corresponding to the highest and lowest combination of M&E charges for the Contract as of December 31, 2020 are found in prospectus Appendix B. A separate rider charge may also apply to your Contract if you have Income Protector, Income Focus or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges as of December 31, 2020 is found here in this Appendix.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Appendix C.
Additional Combinations of Benefit Options	M&E Charge
Base Contract with Quarterly Value Death Benefit	1.70%
Base Contract with Bonus Option	1.70%
(Number of Accumulation Units in thousands)
Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.70%
	12/31/2012	N/A	11.894	0
	12/31/2013	11.894	13.207	43
	12/31/2014	13.207	13.781	84
	12/31/2015	13.781	13.552	94
	12/31/2016	13.552	14.225	84
	12/31/2017	14.225	15.597	90
	12/31/2018	15.597	14.666	83
	12/31/2019	14.666	16.907	78
	12/31/2020	16.907	18.659	84
AZL DFA Five-Year Global Fixed Income Fund
1.70%
	12/31/2017	N/A	9.789	31
	12/31/2018	9.789	9.737	42
	12/31/2019	9.737	9.909	50
	12/31/2020	9.909	9.799	40
AZL DFA Multi-Strategy Fund
1.70%
	12/31/2012	N/A	12.290	0
	12/31/2013	12.290	14.631	100
	12/31/2014	14.631	15.325	151
	12/31/2015	15.325	14.968	148
	12/31/2016	14.968	16.090	126
	12/31/2017	16.090	17.830	121
	12/31/2018	17.830	16.495	77
	12/31/2019	16.495	18.907	65
	12/31/2020	18.907	20.569	47
AZL Enhanced Bond Index Fund
1.70%
	12/31/2014	N/A	11.106	26
	12/31/2015	11.106	10.946	134
	12/31/2016	10.946	11.008	279
	12/31/2017	11.008	11.150	292
	12/31/2018	11.150	10.899	299
	12/31/2019	10.899	11.615	287
	12/31/2020	11.615	12.280	331

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix B
 16

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
1.70%
	12/31/2012	N/A	12.029	0
	12/31/2013	12.029	13.972	86
	12/31/2014	13.972	14.032	100
	12/31/2015	14.032	13.044	98
	12/31/2016	13.044	13.662	91
	12/31/2017	13.662	14.927	75
	12/31/2018	14.927	14.380	68
	12/31/2019	14.380	16.582	60
	12/31/2020	16.582	18.500	56
AZL Fidelity Institutional Asset Management Total Bond Fund
1.70%
	12/31/2012	N/A	10.006	0
	12/31/2013	10.006	9.622	115
	12/31/2014	9.622	9.970	212
	12/31/2015	9.970	9.716	313
	12/31/2016	9.716	10.079	380
	12/31/2017	10.079	10.335	404
	12/31/2018	10.335	10.034	436
	12/31/2019	10.034	10.880	438
	12/31/2020	10.880	11.644	399
AZL Gateway Fund
1.70%
	12/31/2012	N/A	10.460	0
	12/31/2013	10.460	11.153	24
	12/31/2014	11.153	11.305	33
	12/31/2015	11.305	11.336	33
	12/31/2016	11.336	11.686	41
	12/31/2017	11.686	12.578	31
	12/31/2018	12.578	11.792	27
	12/31/2019	11.792	12.849	65
	12/31/2020	12.849	13.556	16
AZL Government Money Market Fund
1.70%
	12/31/2012	N/A	10.245	0
	12/31/2013	10.245	10.074	2,002
	12/31/2014	10.074	9.906	2,558
	12/31/2015	9.906	9.741	3,122
	12/31/2016	9.741	9.579	2,144
	12/31/2017	9.579	9.424	1,679
	12/31/2018	9.424	9.359	1,821
	12/31/2019	9.359	9.331	1,355
	12/31/2020	9.331	9.193	1,464
AZL International Index Fund
1.70%
	12/31/2012	N/A	10.223	0
	12/31/2013	10.223	12.199	82
	12/31/2014	12.199	11.253	125
	12/31/2015	11.253	10.911	146
	12/31/2016	10.911	10.769	412
	12/31/2017	10.769	13.212	362
	12/31/2018	13.212	11.165	371
	12/31/2019	11.165	13.333	326
	12/31/2020	13.333	14.080	268

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix B
 17

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MetWest Total Return Bond Fund
1.70%
	12/31/2015	N/A	9.861	118
	12/31/2016	9.861	9.920	354
	12/31/2017	9.920	10.060	345
	12/31/2018	10.060	9.870	443
	12/31/2019	9.870	10.529	477
	12/31/2020	10.529	11.241	742
AZL Mid Cap Index Fund
1.70%
	12/31/2012	N/A	11.785	0
	12/31/2013	11.785	15.378	150
	12/31/2014	15.378	16.514	254
	12/31/2015	16.514	15.804	342
	12/31/2016	15.804	18.574	585
	12/31/2017	18.574	21.160	587
	12/31/2018	21.160	18.443	554
	12/31/2019	18.443	22.719	541
	12/31/2020	22.719	25.583	399
AZL Moderate Index Strategy Fund
1.70%
	12/31/2012	N/A	13.326	0
	12/31/2013	13.326	16.336	48
	12/31/2014	16.336	17.428	83
	12/31/2015	17.428	16.714	136
	12/31/2016	16.714	17.899	105
	12/31/2017	17.899	19.941	96
	12/31/2018	19.941	18.591	80
	12/31/2019	18.591	21.814	69
	12/31/2020	21.814	24.202	51
AZL MSCI Emerging Markets Equity Index Fund
1.70%
	12/31/2012	N/A	11.438	0
	12/31/2013	11.438	11.011	0
	12/31/2014	11.011	10.262	0
	12/31/2015	10.262	8.790	0
	12/31/2016	8.790	9.498	0
	12/31/2017	9.498	12.761	0
	12/31/2018	12.761	10.606	1
	12/31/2019	10.606	12.221	1
	12/31/2020	12.221	14.049	0
AZL MSCI Global Equity Index Fund
1.70%
	12/31/2014	N/A	15.514	4
	12/31/2015	15.514	13.338	8
	12/31/2016	13.338	12.993	19
	12/31/2017	12.993	15.610	26
	12/31/2018	15.610	13.975	32
	12/31/2019	13.975	17.487	39
	12/31/2020	17.487	19.834	34

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix B
 18

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Balanced Index Strategy Fund
1.70%
	12/31/2012	N/A	10.671	0
	12/31/2013	10.671	11.811	680
	12/31/2014	11.811	12.321	1,426
	12/31/2015	12.321	12.088	1,779
	12/31/2016	12.088	12.671	2,045
	12/31/2017	12.671	13.881	1,862
	12/31/2018	13.881	13.041	1,876
	12/31/2019	13.041	14.992	1,812
	12/31/2020	14.992	15.622	1,736
AZL MVP DFA Multi-Strategy Fund
1.70%
	12/31/2015	N/A	9.390	293
	12/31/2016	9.390	10.069	412
	12/31/2017	10.069	11.144	493
	12/31/2018	11.144	10.275	671
	12/31/2019	10.275	11.700	667
	12/31/2020	11.700	11.938	670
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
1.70%
	12/31/2012	N/A	10.565	0
	12/31/2013	10.565	12.236	1,265
	12/31/2014	12.236	12.312	2,581
	12/31/2015	12.312	11.354	3,195
	12/31/2016	11.354	11.256	3,088
	12/31/2017	11.256	12.278	2,783
	12/31/2018	12.278	11.814	2,598
	12/31/2019	11.814	13.504	2,509
	12/31/2020	13.504	14.228	2,300
AZL MVP Fusion Balanced Fund
1.70%
	12/31/2012	N/A	12.449	0
	12/31/2013	12.449	13.643	887
	12/31/2014	13.643	14.030	1,559
	12/31/2015	14.030	13.554	1,882
	12/31/2016	13.554	14.117	2,005
	12/31/2017	14.117	15.579	1,847
	12/31/2018	15.579	14.490	1,723
	12/31/2019	14.490	16.494	1,712
	12/31/2020	16.494	16.831	1,498
AZL MVP Fusion Conservative Fund
1.70%
	12/31/2012	N/A	11.983	0
	12/31/2013	11.983	12.721	258
	12/31/2014	12.721	13.109	644
	12/31/2015	13.109	12.790	733
	12/31/2016	12.790	13.246	884
	12/31/2017	13.246	14.237	832
	12/31/2018	14.237	13.473	873
	12/31/2019	13.473	15.041	773
	12/31/2020	15.041	15.497	788

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix B
 19

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Moderate Fund
1.70%
	12/31/2012	N/A	12.009	0
	12/31/2013	12.009	13.600	2,401
	12/31/2014	13.600	13.939	4,176
	12/31/2015	13.939	13.416	4,475
	12/31/2016	13.416	13.815	4,541
	12/31/2017	13.815	15.484	4,291
	12/31/2018	15.484	14.240	4,174
	12/31/2019	14.240	16.425	3,860
	12/31/2020	16.425	16.882	3,414
AZL MVP Global Balanced Index Strategy Fund
1.70%
	12/31/2012	N/A	10.496	0
	12/31/2013	10.496	11.773	3,166
	12/31/2014	11.773	11.809	5,334
	12/31/2015	11.809	11.439	6,201
	12/31/2016	11.439	11.633	6,190
	12/31/2017	11.633	12.749	5,989
	12/31/2018	12.749	11.811	5,610
	12/31/2019	11.811	13.494	5,304
	12/31/2020	13.494	14.304	4,863
AZL MVP Growth Index Strategy Fund
1.70%
	12/31/2012	N/A	10.915	0
	12/31/2013	10.915	12.971	3,569
	12/31/2014	12.971	13.580	6,721
	12/31/2015	13.580	13.245	8,086
	12/31/2016	13.245	13.909	9,051
	12/31/2017	13.909	15.861	9,412
	12/31/2018	15.861	14.589	9,598
	12/31/2019	14.589	17.288	9,298
	12/31/2020	17.288	17.802	8,587
AZL MVP Moderate Index Strategy Fund
1.70%
	12/31/2012	N/A	10.710	0
	12/31/2013	10.710	13.046	1,853
	12/31/2014	13.046	13.908	3,883
	12/31/2015	13.908	13.236	5,065
	12/31/2016	13.236	13.722	5,202
	12/31/2017	13.722	15.276	4,915
	12/31/2018	15.276	14.230	4,525
	12/31/2019	14.230	16.600	4,254
	12/31/2020	16.600	17.372	4,019
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
1.70%
	12/31/2014	N/A	10.938	2,325
	12/31/2015	10.938	11.202	5,255
	12/31/2016	11.202	11.854	6,956
	12/31/2017	11.854	13.313	7,278
	12/31/2018	13.313	12.870	7,304
	12/31/2019	12.870	15.362	7,265
	12/31/2020	15.362	16.316	6,860

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix B
 20

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Russell 1000 Growth Index Fund
1.70%
	12/31/2014	N/A	17.530	19
	12/31/2015	17.530	18.075	73
	12/31/2016	18.075	18.916	445
	12/31/2017	18.916	23.974	505
	12/31/2018	23.974	23.066	522
	12/31/2019	23.066	30.682	525
	12/31/2020	30.682	41.809	354
AZL Russell 1000 Value Index Fund
1.70%
	12/31/2014	N/A	16.693	70
	12/31/2015	16.693	15.687	75
	12/31/2016	15.687	17.917	347
	12/31/2017	17.917	19.912	322
	12/31/2018	19.912	17.870	308
	12/31/2019	17.870	22.116	301
	12/31/2020	22.116	22.181	261
AZL S&P 500 Index Fund
1.70%
	12/31/2012	N/A	9.512	0
	12/31/2013	9.512	12.314	296
	12/31/2014	12.314	13.697	522
	12/31/2015	13.697	13.595	598
	12/31/2016	13.595	14.899	940
	12/31/2017	14.899	17.780	988
	12/31/2018	17.780	16.635	919
	12/31/2019	16.635	21.409	890
	12/31/2020	21.409	24.735	732
AZL Small Cap Stock Index Fund
1.70%
	12/31/2012	N/A	10.746	0
	12/31/2013	10.746	14.858	24
	12/31/2014	14.858	15.374	40
	12/31/2015	15.374	14.740	58
	12/31/2016	14.740	18.220	134
	12/31/2017	18.220	20.200	182
	12/31/2018	20.200	18.087	220
	12/31/2019	18.087	21.731	271
	12/31/2020	21.731	23.655	227
AZL T. Rowe Price Capital Appreciation Fund
1.70%
	12/31/2012	N/A	11.557	0
	12/31/2013	11.557	14.767	88
	12/31/2014	14.767	16.230	194
	12/31/2015	16.230	16.767	315
	12/31/2016	16.767	17.779	351
	12/31/2017	17.779	20.113	377
	12/31/2018	20.113	19.849	394
	12/31/2019	19.849	24.276	469
	12/31/2020	24.276	28.041	373

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix B
 21

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Global Allocation V.I. Fund
1.70%
	12/31/2012	N/A	10.384	0
	12/31/2013	10.384	11.682	371
	12/31/2014	11.682	11.709	461
	12/31/2015	11.709	11.398	465
	12/31/2016	11.398	11.634	383
	12/31/2017	11.634	13.008	323
	12/31/2018	13.008	11.820	280
	12/31/2019	11.820	13.686	224
	12/31/2020	13.686	16.243	171
Davis VA Financial Portfolio
1.70%
	12/31/2012	N/A	13.065	0
	12/31/2013	13.065	16.863	0
	12/31/2014	16.863	18.712	0
	12/31/2015	18.712	18.768	0
	12/31/2016	18.768	21.084	0
	12/31/2017	21.084	25.173	0
	12/31/2018	25.173	22.109	0
	12/31/2019	22.109	27.361	0
	12/31/2020	27.361	25.291	0
Fidelity VIP FundsManager 50% Portfolio
1.70%
	12/31/2012	N/A	11.472	0
	12/31/2013	11.472	12.934	10
	12/31/2014	12.934	13.347	11
	12/31/2015	13.347	13.122	15
	12/31/2016	13.122	13.428	15
	12/31/2017	13.428	15.086	13
	12/31/2018	15.086	14.035	12
	12/31/2019	14.035	16.241	8
	12/31/2020	16.241	18.187	7
Fidelity VIP FundsManager 60% Portfolio
1.70%
	12/31/2012	N/A	10.481	0
	12/31/2013	10.481	12.201	48
	12/31/2014	12.201	12.628	62
	12/31/2015	12.628	12.451	65
	12/31/2016	12.451	12.811	96
	12/31/2017	12.811	14.709	85
	12/31/2018	14.709	13.520	78
	12/31/2019	13.520	15.987	69
	12/31/2020	15.987	18.064	60
Franklin Allocation VIP Fund
1.70%
	12/31/2012	N/A	8.867	0
	12/31/2013	8.867	10.792	0
	12/31/2014	10.792	10.914	0
	12/31/2015	10.914	10.064	0
	12/31/2016	10.064	11.201	0
	12/31/2017	11.201	12.333	0
	12/31/2018	12.333	10.956	0
	12/31/2019	10.956	12.912	0
	12/31/2020	12.912	14.187	0

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix B
 22

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Income VIP Fund
1.70%
	12/31/2012	N/A	52.152	0
	12/31/2013	52.152	58.430	276
	12/31/2014	58.430	60.105	600
	12/31/2015	60.105	54.931	772
	12/31/2016	54.931	61.587	860
	12/31/2017	61.587	66.418	808
	12/31/2018	66.418	62.491	718
	12/31/2019	62.491	71.314	668
	12/31/2020	71.314	70.605	606
Franklin Mutual Shares VIP Fund
1.70%
	12/31/2012	N/A	21.374	0
	12/31/2013	21.374	26.957	193
	12/31/2014	26.957	28.394	189
	12/31/2015	28.394	26.541	144
	12/31/2016	26.541	30.288	137
	12/31/2017	30.288	32.269	123
	12/31/2018	32.269	28.850	99
	12/31/2019	28.850	34.771	80
	12/31/2020	34.771	32.464	62
Franklin U.S. Government Securities VIP Fund
1.70%
	12/31/2012	N/A	28.601	0
	12/31/2013	28.601	27.494	51
	12/31/2014	27.494	27.949	95
	12/31/2015	27.949	27.612	147
	12/31/2016	27.612	27.331	185
	12/31/2017	27.331	27.235	173
	12/31/2018	27.235	26.868	168
	12/31/2019	26.868	27.800	163
	12/31/2020	27.800	28.381	143
JPMorgan Insurance Trust Core Bond Portfolio
1.70%
	12/31/2014	N/A	13.167	6
	12/31/2015	13.167	13.059	22
	12/31/2016	13.059	13.077	54
	12/31/2017	13.077	13.283	66
	12/31/2018	13.283	13.031	143
	12/31/2019	13.031	13.821	142
	12/31/2020	13.821	14.633	175
MFS VIT Total Return Bond Portfolio
1.70%
	12/31/2014	N/A	16.988	33
	12/31/2015	16.988	16.607	50
	12/31/2016	16.607	16.985	60
	12/31/2017	16.985	17.400	88
	12/31/2018	17.400	16.880	228
	12/31/2019	16.880	18.245	265
	12/31/2020	18.245	19.405	295

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix B
 23

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT All Asset Portfolio
1.70%
	12/31/2012	N/A	15.954	0
	12/31/2013	15.954	15.731	408
	12/31/2014	15.731	15.541	525
	12/31/2015	15.541	13.908	637
	12/31/2016	13.908	15.443	652
	12/31/2017	15.443	17.243	643
	12/31/2018	17.243	16.036	592
	12/31/2019	16.036	17.644	557
	12/31/2020	17.644	18.738	503
PIMCO VIT Balanced Allocation Portfolio
1.70%
	12/31/2012	N/A	10.216	0
	12/31/2013	10.216	9.431	590
	12/31/2014	9.431	9.726	996
	12/31/2015	9.726	9.462	1,210
	12/31/2016	9.462	9.578	1,203
	12/31/2017	9.578	10.782	1,047
	12/31/2018	10.782	10.008	997
	12/31/2019	10.008	11.711	920
	12/31/2020	11.711	12.795	924
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.70%
	12/31/2012	N/A	11.269	0
	12/31/2013	11.269	9.452	0
	12/31/2014	9.452	7.581	0
	12/31/2015	7.581	5.538	0
	12/31/2016	5.538	6.271	6
	12/31/2017	6.271	6.299	0
	12/31/2018	6.299	5.318	0
	12/31/2019	5.318	5.827	0
	12/31/2020	5.827	5.806	0
PIMCO VIT Dynamic Bond Portfolio
1.70%
	12/31/2012	N/A	10.362	0
	12/31/2013	10.362	10.075	516
	12/31/2014	10.075	10.208	667
	12/31/2015	10.208	9.868	901
	12/31/2016	9.868	10.163	901
	12/31/2017	10.163	10.493	917
	12/31/2018	10.493	10.423	816
	12/31/2019	10.423	10.755	814
	12/31/2020	10.755	11.083	738
PIMCO VIT Emerging Markets Bond Portfolio
1.70%
	12/31/2012	N/A	17.557	0
	12/31/2013	17.557	16.064	0
	12/31/2014	16.064	16.033	0
	12/31/2015	16.033	15.412	0
	12/31/2016	15.412	17.171	0
	12/31/2017	17.171	18.551	0
	12/31/2018	18.551	17.377	0
	12/31/2019	17.377	19.609	0
	12/31/2020	19.609	20.574	0

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix B
 24

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
1.70%
	12/31/2012	N/A	14.160	0
	12/31/2013	14.160	12.742	0
	12/31/2014	12.742	12.813	0
	12/31/2015	12.813	12.091	0
	12/31/2016	12.091	12.369	0
	12/31/2017	12.369	13.212	0
	12/31/2018	13.212	12.446	0
	12/31/2019	12.446	12.987	0
	12/31/2020	12.987	14.061	0
PIMCO VIT Global Core Bond (Hedged) Portfolio
1.70%
	12/31/2012	N/A	10.224	0
	12/31/2013	10.224	9.737	240
	12/31/2014	9.737	9.432	441
	12/31/2015	9.432	8.807	572
	12/31/2016	8.807	9.248	610
	12/31/2017	9.248	9.483	610
	12/31/2018	9.483	9.422	631
	12/31/2019	9.422	9.994	624
	12/31/2020	9.994	10.623	617
PIMCO VIT Global Managed Asset Allocation Portfolio
1.70%
	12/31/2012	N/A	11.326	0
	12/31/2013	11.326	10.260	55
	12/31/2014	10.260	10.563	50
	12/31/2015	10.563	10.372	59
	12/31/2016	10.372	10.610	58
	12/31/2017	10.610	11.902	49
	12/31/2018	11.902	11.064	42
	12/31/2019	11.064	12.735	38
	12/31/2020	12.735	14.630	33
PIMCO VIT High Yield Portfolio
1.70%
	12/31/2012	N/A	18.631	0
	12/31/2013	18.631	19.370	527
	12/31/2014	19.370	19.682	912
	12/31/2015	19.682	19.035	1,132
	12/31/2016	19.035	21.046	1,584
	12/31/2017	21.046	22.063	1,492
	12/31/2018	22.063	21.117	1,320
	12/31/2019	21.117	23.822	1,233
	12/31/2020	23.822	24.768	981
PIMCO VIT Long-Term U.S. Government Portfolio
1.70%
	12/31/2017	N/A	26.750	0
	12/31/2018	26.750	25.674	2
	12/31/2019	25.674	28.607	10
	12/31/2020	28.607	33.020	17

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix B
 25

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Real Return Portfolio
1.70%
	12/31/2012	N/A	16.128	0
	12/31/2013	16.128	14.397	298
	12/31/2014	14.397	14.594	464
	12/31/2015	14.594	13.962	546
	12/31/2016	13.962	14.441	591
	12/31/2017	14.441	14.719	588
	12/31/2018	14.719	14.152	539
	12/31/2019	14.152	15.090	501
	12/31/2020	15.090	16.575	453
PIMCO VIT StocksPLUS Global Portfolio
1.70%
	12/31/2012	N/A	10.429	0
	12/31/2013	10.429	12.223	16
	12/31/2014	12.223	12.127	14
	12/31/2015	12.127	10.851	21
	12/31/2016	10.851	11.493	14
	12/31/2017	11.493	13.900	14
	12/31/2018	13.900	12.198	16
	12/31/2019	12.198	15.296	29
	12/31/2020	15.296	17.000	12
PIMCO VIT Total Return Portfolio
1.70%
	12/31/2012	N/A	19.727	0
	12/31/2013	19.727	19.017	498
	12/31/2014	19.017	19.499	894
	12/31/2015	19.499	19.259	1,154
	12/31/2016	19.259	19.444	1,318
	12/31/2017	19.444	20.060	1,523
	12/31/2018	20.060	19.617	1,494
	12/31/2019	19.617	20.901	1,554
	12/31/2020	20.901	22.328	1,498
Templeton Global Bond VIP Fund
1.70%
	12/31/2012	N/A	46.320	0
	12/31/2013	46.320	46.288	295
	12/31/2014	46.288	46.348	443
	12/31/2015	46.348	43.611	563
	12/31/2016	43.611	44.142	526
	12/31/2017	44.142	44.242	536
	12/31/2018	44.242	44.342	495
	12/31/2019	44.342	44.478	499
	12/31/2020	44.478	41.423	485
Templeton Growth VIP Fund
1.70%
	12/31/2012	N/A	23.805	0
	12/31/2013	23.805	30.621	70
	12/31/2014	30.621	29.262	77
	12/31/2015	29.262	26.906	84
	12/31/2016	26.906	29.001	78
	12/31/2017	29.001	33.794	65
	12/31/2018	33.794	28.292	52
	12/31/2019	28.292	32.035	45
	12/31/2020	32.035	33.324	27

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix B
 26

Appendix C – Allianz Life Variable Account B Financial Statements

Allianz VisionSM Statement of Additional Information – April 30, 2021
Appendix C
 27

ALLIANZ LIFE VARIABLE ACCOUNT B

of

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

December 31, 2020

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Allianz Life Insurance Company of North America and the Contract Owners of Allianz Life Variable Account B of Allianz Life Insurance Company of North America.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America, indicated in the table below (other than: RCM Dynamic Multi‐Asset Plus VIT Fund, AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which do not present statements of assets and liabilities) as of December 31, 2020, the related statements of operations for the year then ended (other than: RCM Dynamic Multi‐Asset Plus VIT Fund, which is for the period January 1, 2020 to April 24, 2020 (date of merger with AZL MVP Moderate Index Strategy Fund) AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which is for the period January 1, 2020 to August 21, 2020 (date of both mergers with AZL S&P 500 Index Fund)), and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America (other than: RCM Dynamic Multi‐Asset Plus VIT Fund, AZL Morgan Stanley Global Real Estate Fund Class 1, and AZL Morgan Stanley Global Real Estate Fund Class 2, which do not present statements of assets and liabilities) as of December 31, 2020, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2020 (other than: RCM Dynamic Multi‐Asset Plus VIT Fund, which is for the period January 1, 2020 to April 24, 2020 (date of merger with AZL MVP Moderate Index Strategy Fund) AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which is for the period January 1, 2020 to August 21, 2020 (date of both mergers with AZL S&P 500 Index Fund)), in conformity with accounting principles generally accepted in the United States of America.

Subaccounts of Allianz Life Variable Account B
AZL Balanced Index Strategy Fund	AZL Russell 1000 Value Index Fund Class 2	Ivy VIP Growth Portfolio
AZL DFA Five-Year Global Fixed Income Fund	AZL S&P 500 Index Fund	Ivy VIP Mid Cap Growth Portfolio
AZL DFA Multi-Strategy Fund	AZL Small Cap Stock Index Fund Class 1	Ivy VIP Natural Resources Portfolio
AZL Enhanced Bond Index Fund	AZL Small Cap Stock Index Fund Class 2	Ivy VIP Science and Technology Portfolio
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL T. Rowe Price Capital Appreciation Fund	JPMorgan Insurance Trust Core Bond Portfolio
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	BlackRock Equity Dividend V.I. Fund	Lazard Retirement International Equity Portfolio
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	BlackRock Global Allocation V.I. Fund	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

AZL Gateway Fund	BNY Mellon VIF Appreciation Portfolio	MFS International Intrinsic Value Portfolio
AZL Government Money Market Fund	ClearBridge Variable Aggressive Growth Portfolio	MFS VIT Total Return Bond Portfolio
AZL International Index Fund Class 1	Columbia Variable Portfolio – Seligman Global Technology Fund	MFS VIT Utilities Portfolio
AZL International Index Fund Class 2	Davis VA Financial Portfolio	PIMCO VIT All Asset Portfolio
AZL MetWest Total Return Bond Fund	Davis VA Real Estate Portfolio	PIMCO VIT Balanced Allocation Portfolio
AZL Mid Cap Index Fund Class 1	Eaton Vance VT Floating-Rate Income Fund	PIMCO VIT CommodityRealReturn Strategy Portfolio
AZL Mid Cap Index Fund Class 2	Fidelity VIP Emerging Markets Portfolio	PIMCO VIT Dynamic Bond Portfolio
AZL Moderate Index Strategy Fund	Fidelity VIP FundsManager 50% Portfolio	PIMCO VIT Emerging Markets Bond Portfolio
AZL MSCI Emerging Markets Equity Index Class 1	Fidelity VIP FundsManager 60% Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
AZL MSCI Emerging Markets Equity Index Class 2	Fidelity VIP Mid Cap Portfolio	PIMCO VIT Global Core Bond (Hedged) Portfolio
AZL MSCI Global Equity Index Fund	Fidelity VIP Strategic Income Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
AZL MVP Balanced Index Strategy Fund	Franklin Allocation VIP Fund	PIMCO VIT High Yield Portfolio
AZL MVP DFA Multi-Strategy Fund	Franklin Income VIP Fund	PIMCO VIT Long-Term U.S. Government Portfolio
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	Franklin Mutual Shares VIP Fund	PIMCO VIT Low Duration Portfolio
AZL MVP Fusion Dynamic Balanced Fund	Franklin Rising Dividends VIP Fund	PIMCO VIT Real Return Portfolio
AZL MVP Fusion Dynamic Conservative Fund	Franklin Strategic Income VIP Fund	PIMCO VIT StocksPlus Global Portfolio
AZL MVP Fusion Dynamic Moderate Fund	Franklin U.S. Government Securities VIP Fund	PIMCO VIT Total Return Portfolio

AZL MVP Global Balanced Index Strategy Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
AZL MVP Growth Index Strategy Fund	Invesco Oppenheimer V.I. International Growth Fund	T. Rowe Price Blue Chip Growth Portfolio
AZL MVP Moderate Index Strategy Fund	Invesco V.I. American Value Fund	T. Rowe Price Equity Income Portfolio
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	Invesco V.I. Balanced-Risk Allocation Fund	T. Rowe Price Health Sciences Portfolio
AZL Russell 1000 Growth Index Fund Class 1	Ivy VIP Asset Strategy Portfolio	Templeton Global Bond VIP Fund
AZL Russell 1000 Growth Index Fund Class 2	Ivy VIP Energy Portfolio	Templeton Growth VIP Fund
AZL Russell 1000 Value Index Fund Class 1

Basis for Opinions

These financial statements are the responsibility of the Allianz Life Insurance Company of North America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, MN
March 29, 2021

We have served as the auditor of one or more of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America since 2019.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Assets:
Investments at Net Asset Value	$388,701	$15,880	$852,984	$26,081	$290,007
Total Assets	388,701	15,880	852,984	26,081	290,007

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	388,701	15,880	852,984	26,081	290,007

Net Assets:
Contracts in Accumulation Period	388,634	15,880	852,785	26,081	289,875
Contracts in Annuity Payment Period	67	—	199	—	132
Total Net Assets	$388,701	$15,880	$852,984	$26,081	$290,007

Investment Shares	22,237	1,646	58,745	2,214	20,084
Investments at Cost	$333,250	$16,357	$820,108	$24,733	$250,645

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund	AZL Government Money Market Fund	AZL International Index Fund Class 1
Assets:
Investments at Net Asset Value	$20,327	$157,259	$68,305	$585,305	$95,192
Total Assets	20,327	157,259	68,305	585,305	95,192

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	20,327	157,259	68,305	585,305	95,192

Net Assets:
Contracts in Accumulation Period	20,278	157,256	68,305	584,066	94,880
Contracts in Annuity Payment Period	49	3	—	1,239	312
Total Net Assets	$20,327	$157,259	$68,305	$585,305	$95,192

Investment Shares	1,894	14,219	4,675	585,305	8,095
Investments at Cost	$18,992	$147,331	$57,253	$585,304	$82,084
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund
Assets:
Investments at Net Asset Value	$410,582	$35,007	$47,856	$416,121	$576,533
Total Assets	410,582	35,007	47,856	416,121	576,533

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	410,582	35,007	47,856	416,121	576,533

Net Assets:
Contracts in Accumulation Period	410,074	35,007	47,691	416,042	576,139
Contracts in Annuity Payment Period	508	—	165	79	394
Total Net Assets	$410,582	$35,007	$47,856	$416,121	$576,533

Investment Shares	23,556	3,194	5,697	17,295	40,601
Investments at Cost	$343,282	$33,701	$52,318	$343,827	$547,243

	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund
Assets:
Investments at Net Asset Value	$16,447	$102,936	$4,531	$278,234	$81,082
Total Assets	16,447	102,936	4,531	278,234	81,082

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	16,447	102,936	4,531	278,234	81,082

Net Assets:
Contracts in Accumulation Period	16,412	102,902	4,531	278,234	81,082
Contracts in Annuity Payment Period	35	34	—	—	—
Total Net Assets	$16,447	$102,936	$4,531	$278,234	$81,082

Investment Shares	1,926	12,053	316	19,817	7,002
Investments at Cost	$10,160	$84,281	$3,607	$248,232	$74,860
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund	AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund
Assets:
Investments at Net Asset Value	$221,761	$751,880	$218,170	$1,688,704	$628,373
Total Assets	221,761	751,880	218,170	1,688,704	628,373

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	221,761	751,880	218,170	1,688,704	628,373

Net Assets:
Contracts in Accumulation Period	221,761	751,474	218,158	1,688,298	628,373
Contracts in Annuity Payment Period	—	406	12	406	—
Total Net Assets	$221,761	$751,880	$218,170	$1,688,704	$628,373

Investment Shares	17,059	68,291	18,287	153,798	51,046
Investments at Cost	$201,413	$765,414	$216,350	$1,680,996	$583,285

	AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2
Assets:
Investments at Net Asset Value	$2,254,083	$467,774	$1,192,293	$65,837	$670,828
Total Assets	2,254,083	467,774	1,192,293	65,837	670,828

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	2,254,083	467,774	1,192,293	65,837	670,828

Net Assets:
Contracts in Accumulation Period	2,253,335	467,774	1,192,293	65,607	670,617
Contracts in Annuity Payment Period	748	—	—	230	211
Total Net Assets	$2,254,083	$467,774	$1,192,293	$65,837	$670,828

Investment Shares	142,935	30,958	84,740	4,485	31,778
Investments at Cost	$1,974,106	$412,791	$992,940	$47,118	$444,673
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1	AZL Small Cap Stock Index Fund Class 2
Assets:
Investments at Net Asset Value	$132,301	$383,626	$911,458	$42,048	$443,512
Total Assets	132,301	383,626	911,458	42,048	443,512

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	132,301	383,626	911,458	42,048	443,512

Net Assets:
Contracts in Accumulation Period	131,768	383,455	910,935	41,917	443,307
Contracts in Annuity Payment Period	533	171	523	131	205
Total Net Assets	$132,301	$383,626	$911,458	$42,048	$443,512

Investment Shares	14,667	30,739	44,753	4,308	32,279
Investments at Cost	$141,756	$375,123	$633,829	$42,097	$391,346

	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund	BNY Mellon VIF Appreciation Portfolio	ClearBridge Variable Aggressive Growth Portfolio
Assets:
Investments at Net Asset Value	$610,525	$1,170	$1,127,675	$62	$1,275
Total Assets	610,525	1,170	1,127,675	62	1,275

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	610,525	1,170	1,127,675	62	1,275

Net Assets:
Contracts in Accumulation Period	610,410	1,170	1,127,607	62	1,275
Contracts in Annuity Payment Period	115	—	68	—	—
Total Net Assets	$610,525	$1,170	$1,127,675	$62	$1,275

Investment Shares	28,880	100	69,225	1	43
Investments at Cost	$466,530	$1,067	$978,015	$55	$1,213
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio	Davis VA Real Estate Portfolio	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio
Assets:
Investments at Net Asset Value	$1,446	$39,297	$206	$1,148	$4,563
Total Assets	1,446	39,297	206	1,148	4,563

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	1,446	39,297	206	1,148	4,563

Net Assets:
Contracts in Accumulation Period	1,417	39,296	206	1,148	4,563
Contracts in Annuity Payment Period	29	1	—	—	—
Total Net Assets	$1,446	$39,297	$206	$1,148	$4,563

Investment Shares	46	3,347	15	127	310
Investments at Cost	$887	$40,246	$180	$1,173	$3,548

	Fidelity VIP FundsManager 50% Portfolio	Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio	Franklin Allocation VIP Fund
Assets:
Investments at Net Asset Value	$21,338	$83,695	$611	$2,076	$91,318
Total Assets	21,338	83,695	611	2,076	91,318

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	21,338	83,695	611	2,076	91,318

Net Assets:
Contracts in Accumulation Period	21,338	83,613	611	2,076	91,300
Contracts in Annuity Payment Period	—	82	—	—	18
Total Net Assets	$21,338	$83,695	$611	$2,076	$91,318

Investment Shares	1,579	7,400	16	178	16,817
Investments at Cost	$18,432	$79,602	$525	$2,031	$104,770
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Assets:
Investments at Net Asset Value	$938,004	$296,587	$218,720	$701	$180,119
Total Assets	938,004	296,587	218,720	701	180,119

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	938,004	296,587	218,720	701	180,119

Net Assets:
Contracts in Accumulation Period	937,311	296,230	218,067	701	179,616
Contracts in Annuity Payment Period	693	357	653	—	503
Total Net Assets	$938,004	$296,587	$218,720	$701	$180,119

Investment Shares	62,102	17,815	7,392	68	14,843
Investments at Cost	$934,342	$303,775	$155,891	$760	$187,099

	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund	Invesco V.I. Balanced-Risk Allocation Fund	Ivy VIP Asset Strategy Portfolio
Assets:
Investments at Net Asset Value	$2,167	$1,336	$422	$394	$976
Total Assets	2,167	1,336	422	394	976

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	2,167	1,336	422	394	976

Net Assets:
Contracts in Accumulation Period	2,163	1,336	422	394	976
Contracts in Annuity Payment Period	4	—	—	—	—
Total Net Assets	$2,167	$1,336	$422	$394	$976

Investment Shares	448	439	27	38	93
Investments at Cost	$2,295	$1,134	$419	$435	$1,012
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Ivy VIP Energy Portfolio	Ivy VIP Growth Portfolio	Ivy VIP Mid Cap Growth Portfolio	Ivy VIP Natural Resources Portfolio	Ivy VIP Science and Technology Portfolio
Assets:
Investments at Net Asset Value	$43	$506	$889	$59	$1,046
Total Assets	43	506	889	59	1,046

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	43	506	889	59	1,046

Net Assets:
Contracts in Accumulation Period	43	506	889	59	1,046
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$43	$506	$889	$59	$1,046

Investment Shares	17	40	51	18	29
Investments at Cost	$106	$432	$595	$78	$775

	JPMorgan Insurance Trust Core Bond Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio
Assets:
Investments at Net Asset Value	$25,385	$283	$536	$2,598	$36,398
Total Assets	25,385	283	536	2,598	36,398

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	25,385	283	536	2,598	36,398

Net Assets:
Contracts in Accumulation Period	25,385	283	536	2,598	36,398
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$25,385	$283	$536	$2,598	$36,398

Investment Shares	2,166	27	33	75	2,626
Investments at Cost	$23,796	$320	$465	$1,743	$34,517
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	MFS VIT Utilities Portfolio	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Dynamic Bond Portfolio
Assets:
Investments at Net Asset Value	$107	$288,825	$75,819	$38,457	$145,668
Total Assets	107	288,825	75,819	38,457	145,668

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	107	288,825	75,819	38,457	145,668

Net Assets:
Contracts in Accumulation Period	107	288,740	75,819	38,455	145,657
Contracts in Annuity Payment Period	—	85	—	2	11
Total Net Assets	$107	$288,825	$75,819	$38,457	$145,668

Investment Shares	3	26,091	7,340	6,357	13,755
Investments at Cost	$99	$276,954	$70,251	$60,863	$142,020

	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT High Yield Portfolio
Assets:
Investments at Net Asset Value	$86,204	$47,778	$79,472	$130,814	$481,389
Total Assets	86,204	47,778	79,472	130,814	481,389

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	86,204	47,778	79,472	130,814	481,389

Net Assets:
Contracts in Accumulation Period	86,201	47,735	79,472	130,724	481,276
Contracts in Annuity Payment Period	3	43	—	90	113
Total Net Assets	$86,204	$47,778	$79,472	$130,814	$481,389

Investment Shares	6,414	3,919	7,884	9,948	60,098
Investments at Cost	$84,154	$48,707	$76,235	$119,844	$468,149
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio
Assets:
Investments at Net Asset Value	$5,405	$6,668	$261,562	$231,036	$800,296
Total Assets	5,405	6,668	261,562	231,036	800,296

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	5,405	6,668	261,562	231,036	800,296

Net Assets:
Contracts in Accumulation Period	5,405	6,668	261,513	230,885	800,174
Contracts in Annuity Payment Period	—	—	49	151	122
Total Net Assets	$5,405	$6,668	$261,562	$231,036	$800,296

Investment Shares	366	642	18,790	26,038	69,051
Investments at Cost	$5,224	$6,617	$247,057	$229,795	$765,451

	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio	Templeton Global Bond VIP Fund
Assets:
Investments at Net Asset Value	$62	$4,230	$917	$1,004	$463,529
Total Assets	62	4,230	917	1,004	463,529

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	62	4,230	917	1,004	463,529

Net Assets:
Contracts in Accumulation Period	62	4,230	917	1,004	463,364
Contracts in Annuity Payment Period	—	—	—	—	165
Total Net Assets	$62	$4,230	$917	$1,004	$463,529

Investment Shares	5	87	35	17	33,501
Investments at Cost	$63	$2,897	$912	$651	$574,224
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Templeton Growth VIP Fund	Total All Funds
Assets:
Investments at Net Asset Value	$207,398	$21,592,232
Total Assets	207,398	21,592,232

Liabilities:
Total Liabilities	—	—
Net Assets:	207,398	21,592,232

Net Assets:
Contracts in Accumulation Period	207,074	21,581,759
Contracts in Annuity Payment Period	324	10,473
Total Net Assets	$207,398	$21,592,232

Investment Shares	18,472	2,125,938
Investments at Cost	$216,542	$19,725,777

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund

Investment Income:
Dividends Reinvested in Fund Shares	$7,082	$392	$25,157	$648

Expenses:
Mortality and Expense Risk and Administrative Charges	7,013	286	15,050	398
Investment Income (Loss), Net	69	106	10,107	250
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	12,682	—	44,869	—
Realized Gains (Losses) on Sales of Investments, Net	4,698	(195)	(3,969)	668
Realized Gains (Losses) on Investments, Net	17,380	(195)	40,900	668
Net Change in Unrealized Appreciation
(Depreciation) on Investments	17,613	(107)	12,995	740
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	34,993	(302)	53,895	1,408
Net Increase (Decrease) in Net Assets From Operations	$35,062	$(196)	$64,002	$1,658

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund

Investment Income:
Dividends Reinvested in Fund Shares	$6,736	$731	$5,056	$697

Expenses:
Mortality and Expense Risk and Administrative Charges	4,841	290	2,873	1,200
Investment Income (Loss), Net	1,895	441	2,183	(503)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	8,083	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	4,006	84	1,966	1,898
Realized Gains (Losses) on Investments, Net	12,089	84	1,966	1,898
Net Change in Unrealized Appreciation
(Depreciation) on Investments	14,815	895	5,913	2,125
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	26,904	979	7,879	4,023
Net Increase (Decrease) in Net Assets From Operations	$28,799	$1,420	$10,062	$3,520
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Government Money Market Fund	AZL International Index Fund Class 1	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund

Investment Income:
Dividends Reinvested in Fund Shares	$850	$4,311	$11,749	$884

Expenses:
Mortality and Expense Risk and Administrative Charges	6,532	1,415	7,716	487
Investment Income (Loss), Net	(5,682)	2,896	4,033	397
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	248	737	556
Realized Gains (Losses) on Sales of Investments, Net	—	312	1,971	839
Realized Gains (Losses) on Investments, Net	—	560	2,708	1,395
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	864	10,012	249
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	—	1,424	12,720	1,644
Net Increase (Decrease) in Net Assets From Operations	$(5,682)	$4,320	$16,753	$2,041

	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund	AZL Morgan Stanley Global Real Estate Fund Class 1
				(A)
Investment Income:
Dividends Reinvested in Fund Shares	$1,593	$4,339	$10,610	$908

Expenses:
Mortality and Expense Risk and Administrative Charges	587	7,418	10,624	136
Investment Income (Loss), Net	1,006	(3,079)	(14)	772
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	3,277	11,174	19,656	—
Realized Gains (Losses) on Sales of Investments, Net	(1,218)	(1,754)	(4,813)	(6,872)
Realized Gains (Losses) on Investments, Net	2,059	9,420	14,843	(6,872)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,165	37,047	39,449	1,107
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	4,224	46,467	54,292	(5,765)
Net Increase (Decrease) in Net Assets From Operations	$5,230	$43,388	$54,278	$(4,993)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Morgan Stanley Global Real Estate Fund Class 2	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$3,465	$528	$3,033	$36

Expenses:
Mortality and Expense Risk and Administrative Charges	841	207	1,913	54
Investment Income (Loss), Net	2,624	321	1,120	(18)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	533	3,337	—
Realized Gains (Losses) on Sales of Investments, Net	(23,004)	704	27	172
Realized Gains (Losses) on Investments, Net	(23,004)	1,237	3,364	172
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(679)	420	7,610	297
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(23,683)	1,657	10,974	469
Net Increase (Decrease) in Net Assets From Operations	$(21,059)	$1,978	$12,094	$451

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund

Investment Income:
Dividends Reinvested in Fund Shares	$5,275	$2,313	$5,826	$17,685

Expenses:
Mortality and Expense Risk and Administrative Charges	3,902	1,151	3,151	13,513
Investment Income (Loss), Net	1,373	1,162	2,675	4,172
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7,197	3,321	—	23,467
Realized Gains (Losses) on Sales of Investments, Net	2,651	410	1,370	(9,848)
Realized Gains (Losses) on Investments, Net	9,848	3,731	1,370	13,619
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(688)	(3,460)	7,071	(8,926)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	9,160	271	8,441	4,693
Net Increase (Decrease) in Net Assets From Operations	$10,533	$1,433	$11,116	$8,865
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund

Investment Income:
Dividends Reinvested in Fund Shares	$4,911	$35,164	$55,930	$39,824

Expenses:
Mortality and Expense Risk and Administrative Charges	3,712	28,758	8,927	36,059
Investment Income (Loss), Net	1,199	6,406	47,003	3,765
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	5,403	59,899	17,364	88,365
Realized Gains (Losses) on Sales of Investments, Net	(1,303)	(15,430)	8,204	24,669
Realized Gains (Losses) on Investments, Net	4,100	44,469	25,568	113,034
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,190	(16,371)	(37,738)	(62,172)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	5,290	28,098	(12,170)	50,862
Net Increase (Decrease) in Net Assets From Operations	$6,489	$34,504	$34,833	$54,627

	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$8,325	$31,219	$649	$3,363

Expenses:
Mortality and Expense Risk and Administrative Charges	6,486	16,313	823	12,131
Investment Income (Loss), Net	1,839	14,906	(174)	(8,768)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	14,655	35,581	4,180	30,878
Realized Gains (Losses) on Sales of Investments, Net	4,860	16,625	1,352	35,361
Realized Gains (Losses) on Investments, Net	19,515	52,206	5,532	66,239
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,339	3,467	13,098	128,022
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	20,854	55,673	18,630	194,261
Net Increase (Decrease) in Net Assets From Operations	$22,693	$70,579	$18,456	$185,493
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1

Investment Income:
Dividends Reinvested in Fund Shares	$3,738	$7,142	$13,428	$672

Expenses:
Mortality and Expense Risk and Administrative Charges	1,908	7,108	15,638	661
Investment Income (Loss), Net	1,830	34	(2,210)	11
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7,941	17,187	30,167	2,458
Realized Gains (Losses) on Sales of Investments, Net	(3,153)	(9,684)	49,372	(1,072)
Realized Gains (Losses) on Investments, Net	4,788	7,503	79,539	1,386
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(8,039)	(13,518)	37,081	1,365
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(3,251)	(6,015)	116,620	2,751
Net Increase (Decrease) in Net Assets From Operations	$(1,421)	$(5,981)	$114,410	$2,762

	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund

Investment Income:
Dividends Reinvested in Fund Shares	$4,204	$7,589	$26	$12,912

Expenses:
Mortality and Expense Risk and Administrative Charges	7,861	11,630	4	19,223
Investment Income (Loss), Net	(3,657)	(4,041)	22	(6,311)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	19,426	40,180	40	63,668
Realized Gains (Losses) on Sales of Investments, Net	(12,841)	25,281	9	12,033
Realized Gains (Losses) on Investments, Net	6,585	65,461	49	75,701
Net Change in Unrealized Appreciation
(Depreciation) on Investments	28,801	14,813	14	110,754
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	35,386	80,274	63	186,455
Net Increase (Decrease) in Net Assets From Operations	$31,729	$76,233	$85	$180,144
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	BNY Mellon VIF Appreciation Portfolio	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$—	$7	$—	$529

Expenses:
Mortality and Expense Risk and Administrative Charges	—	3	20	771
Investment Income (Loss), Net	—	4	(20)	(242)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	4	112	87	2,301
Realized Gains (Losses) on Sales of Investments, Net	—	3	38	(1,726)
Realized Gains (Losses) on Investments, Net	4	115	125	575
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7	77	345	(4,229)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	11	192	470	(3,654)
Net Increase (Decrease) in Net Assets From Operations	$11	$196	$450	$(3,896)

	Davis VA Real Estate Portfolio	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP FundsManager 50% Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$4	$44	$27	$205

Expenses:
Mortality and Expense Risk and Administrative Charges	3	4	11	365
Investment Income (Loss), Net	1	40	16	(160)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1	—	560	464
Realized Gains (Losses) on Sales of Investments, Net	7	(78)	35	176
Realized Gains (Losses) on Investments, Net	8	(78)	595	640
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(32)	(6)	258	1,822
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(24)	(84)	853	2,462
Net Increase (Decrease) in Net Assets From Operations	$(23)	$(44)	$869	$2,302
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio	Franklin Allocation VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$721	$2	$61	$1,273

Expenses:
Mortality and Expense Risk and Administrative Charges	1,484	1	5	2,004
Investment Income (Loss), Net	(763)	1	56	(731)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2,024	—	19	22,674
Realized Gains (Losses) on Sales of Investments, Net	(1,032)	(3)	(10)	(2,972)
Realized Gains (Losses) on Investments, Net	992	(3)	9	19,702
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9,242	99	38	(11,856)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	10,234	96	47	7,846
Net Increase (Decrease) in Net Assets From Operations	$9,471	$97	$103	$7,115

	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Strategic Income VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$54,128	$7,916	$2,686	$35

Expenses:
Mortality and Expense Risk and Administrative Charges	15,549	5,483	3,508	2
Investment Income (Loss), Net	38,579	2,433	(822)	33
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	763	10,805	10,365	—
Realized Gains (Losses) on Sales of Investments, Net	(10,847)	(13,218)	4,586	(5)
Realized Gains (Losses) on Investments, Net	(10,084)	(2,413)	14,951	(5)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(47,157)	(27,657)	11,482	(6)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(57,241)	(30,070)	26,433	(11)
Net Increase (Decrease) in Net Assets From Operations	$(18,662)	$(27,637)	$25,611	$22
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund

Investment Income:
Dividends Reinvested in Fund Shares	$6,543	$120	$5	$2

Expenses:
Mortality and Expense Risk and Administrative Charges	3,336	38	3	1
Investment Income (Loss), Net	3,207	82	2	1
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	11	4
Realized Gains (Losses) on Sales of Investments, Net	(1,224)	(82)	3	(172)
Realized Gains (Losses) on Investments, Net	(1,224)	(82)	14	(168)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,056	15	142	29
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	832	(67)	156	(139)
Net Increase (Decrease) in Net Assets From Operations	$4,039	$15	$158	$(138)

	Invesco V.I. Balanced-Risk Allocation Fund	Ivy VIP Asset Strategy Portfolio	Ivy VIP Energy Portfolio	Ivy VIP Growth Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$28	$18	$1	$—

Expenses:
Mortality and Expense Risk and Administrative Charges	1	3	—	1
Investment Income (Loss), Net	27	15	1	(1)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	19	15	—	60
Realized Gains (Losses) on Sales of Investments, Net	(4)	(5)	(62)	3
Realized Gains (Losses) on Investments, Net	15	10	(62)	63
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(8)	89	8	61
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	7	99	(54)	124
Net Increase (Decrease) in Net Assets From Operations	$34	$114	$(53)	$123
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	Ivy VIP Mid Cap Growth Portfolio	Ivy VIP Natural Resources Portfolio	Ivy VIP Science and Technology Portfolio	JPMorgan Insurance Trust Core Bond Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	—	1	$—	$445

Expenses:
Mortality and Expense Risk and Administrative Charges	2	—	3	359
Investment Income (Loss), Net	(2)	1	(3)	86
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	41	—	123	—
Realized Gains (Losses) on Sales of Investments, Net	44	(2)	111	282
Realized Gains (Losses) on Investments, Net	85	(2)	234	282
Net Change in Unrealized Appreciation
(Depreciation) on Investments	197	(4)	49	1,029
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	282	(6)	283	1,311
Net Increase (Decrease) in Net Assets From Operations	$280	$(5)	$280	$1,397

	Lazard Retirement International Equity Portfolio	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$5	$1	$18	$1,145

Expenses:
Mortality and Expense Risk and Administrative Charges	1	7	7	511
Investment Income (Loss), Net	4	(6)	11	634
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	8	30	47	—
Realized Gains (Losses) on Sales of Investments, Net	(1)	(334)	71	356
Realized Gains (Losses) on Investments, Net	7	(304)	118	356
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10	21	307	1,197
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	17	(283)	425	1,553
Net Increase (Decrease) in Net Assets From Operations	$21	$(289)	$436	$2,187
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	MFS VIT Utilities Portfolio	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$6	$13,793	$720	$2,282

Expenses:
Mortality and Expense Risk and Administrative Charges	1	4,847	1,078	764
Investment Income (Loss), Net	5	8,946	(358)	1,518
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7	—	5,412	—
Realized Gains (Losses) on Sales of Investments, Net	(8)	(2,757)	(13)	(7,826)
Realized Gains (Losses) on Investments, Net	(1)	(2,757)	5,399	(7,826)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(21)	9,125	1,455	5,972
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(22)	6,368	6,854	(1,854)
Net Increase (Decrease) in Net Assets From Operations	$(17)	$15,314	$6,496	$(336)

	PIMCO VIT Dynamic Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$4,306	$3,962	$1,168	$4,923

Expenses:
Mortality and Expense Risk and Administrative Charges	2,358	1,577	912	1,267
Investment Income (Loss), Net	1,948	2,385	256	3,656
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(434)	(599)	(1,392)	547
Realized Gains (Losses) on Investments, Net	(434)	(599)	(1,392)	547
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,606	2,105	4,555	630
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,172	1,506	3,163	1,177
Net Increase (Decrease) in Net Assets From Operations	$4,120	$3,891	$3,419	$4,833
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$9,984	$23,981	$118	$131

Expenses:
Mortality and Expense Risk and Administrative Charges	2,085	7,990	106	31
Investment Income (Loss), Net	7,899	15,991	12	100
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2,457	—	61	—
Realized Gains (Losses) on Sales of Investments, Net	(81)	(2,487)	1,181	154
Realized Gains (Losses) on Investments, Net	2,376	(2,487)	1,242	154
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7,089	3,021	94	6
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	9,465	534	1,336	160
Net Increase (Decrease) in Net Assets From Operations	$17,364	$16,525	$1,348	$260

	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$3,759	$2,377	$17,237	$1

Expenses:
Mortality and Expense Risk and Administrative Charges	4,600	4,312	14,009	—
Investment Income (Loss), Net	(841)	(1,935)	3,228	1
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	20,548	8,936	—
Realized Gains (Losses) on Sales of Investments, Net	(28)	(9,003)	5,061	(1)
Realized Gains (Losses) on Investments, Net	(28)	11,545	13,997	(1)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	25,435	10,772	35,502	(13)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	25,407	22,317	49,499	(14)
Net Increase (Decrease) in Net Assets From Operations	$24,566	$20,382	$52,727	$(13)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	RCM Dynamic Multi-Asset Plus VIT Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$16	$—	$21	$—

Expenses:
Mortality and Expense Risk and Administrative Charges	89	11	3	3
Investment Income (Loss), Net	(73)	(11)	18	(3)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	127	138	20	56
Realized Gains (Losses) on Sales of Investments, Net	(1,635)	768	(106)	134
Realized Gains (Losses) on Investments, Net	(1,508)	906	(86)	190
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(645)	(169)	25	58
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(2,153)	737	(61)	248
Net Increase (Decrease) in Net Assets From Operations	$(2,226)	$726	$(43)	$245

	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Total All Funds

Investment Income:
Dividends Reinvested in Fund Shares	$40,821	5,862	560,438

Expenses:
Mortality and Expense Risk and Administrative Charges	7,871	3,632	359,872
Investment Income (Loss), Net	32,950	2,230	200,566
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	664,828
Realized Gains (Losses) on Sales of Investments, Net	(19,516)	(13,434)	26,849
Realized Gains (Losses) on Investments, Net	(19,516)	(13,434)	691,677
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(49,628)	15,280	360,512
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(69,144)	1,846	1,052,189
Net Increase (Decrease) in Net Assets From Operations	$(36,194)	$4,076	$1,252,755

(A)	Fund terminated in 2020 . See Footnote 1 for further details.

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Balanced Index Strategy Fund		AZL DFA Five-Year Global Fixed Income Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$69	$1,190	$106	$583
Realized Gains (Losses) on Investments, Net	17,380	18,920	(195)	109
Net Change in Unrealized Appreciation
(Depreciation) on Investments	17,613	31,478	(107)	(472)
Net Increase (Decrease) in Net Assets From Operations	35,062	51,588	(196)	220
Contract Transactions-All Products
Purchase Payments	226	351	129	175
Transfers Between Funds or (to) from General Account	14,285	4,498	2,711	2,941
Surrenders and Terminations	(29,346)	(43,503)	(1,368)	(1,775)
Rescissions	(1)	—	—	—
Bonus (Recapture)	2	5	1	1
Contract Maintenance Charge	(66)	(71)	(2)	(2)
Rider charge	(2,297)	(2,406)	(75)	(72)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(17,197)	(41,126)	1,396	1,268
Increase (Decrease) in Net Assets	17,865	10,462	1,200	1,488
Net Assets at Beginning of Period	370,836	360,374	14,680	13,192
Net Assets at End of Period	$388,701	$370,836	$15,880	$14,680
Changes in Units
Issued	878	326	290	313
Redeemed	(1,929)	(2,946)	(147)	(186)
Net Increase (Decrease)	(1,051)	(2,620)	143	127

	AZL DFA Multi-Strategy Fund		AZL Enhanced Bond Index Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$10,107	$(7,286)	$250	$294
Realized Gains (Losses) on Investments, Net	40,900	35,000	668	133
Net Change in Unrealized Appreciation
(Depreciation) on Investments	12,995	94,005	740	1,231
Net Increase (Decrease) in Net Assets From Operations	64,002	121,719	1,658	1,658
Contract Transactions-All Products
Purchase Payments	978	1,644	123	853
Transfers Between Funds or (to) from General Account	(23,319)	(12,302)	3,737	3,347
Surrenders and Terminations	(71,757)	(93,249)	(5,858)	(2,774)
Rescissions	(22)	(44)	—	—
Bonus (Recapture)	13	18	—	8
Contract Maintenance Charge	(142)	(155)	(4)	(4)
Rider charge	(9,728)	(10,371)	(347)	(329)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(103,977)	(114,459)	(2,349)	1,101
Increase (Decrease) in Net Assets	(39,975)	7,260	(691)	2,759
Net Assets at Beginning of Period	892,959	885,699	26,772	24,013
Net Assets at End of Period	$852,984	$892,959	$26,081	$26,772
Changes in Units
Issued	55	93	322	360
Redeemed	(5,838)	(6,555)	(505)	(266)
Net Increase (Decrease)	(5,783)	(6,462)	(183)	94
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund		AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,895	$1,685	$441	$393
Realized Gains (Losses) on Investments, Net	12,089	15,401	84	46
Net Change in Unrealized Appreciation
(Depreciation) on Investments	14,815	23,236	895	1,305
Net Increase (Decrease) in Net Assets From Operations	28,799	40,322	1,420	1,744
Contract Transactions-All Products
Purchase Payments	611	725	8	76
Transfers Between Funds or (to) from General Account	5,702	(4,754)	365	1,777
Surrenders and Terminations	(22,591)	(30,493)	(2,002)	(2,325)
Rescissions	(3)	(1)	—	—
Bonus (Recapture)	4	4	—	—
Contract Maintenance Charge	(62)	(66)	(7)	(7)
Rider charge	(3,792)	(3,941)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(20,131)	(38,526)	(1,636)	(479)
Increase (Decrease) in Net Assets	8,668	1,796	(216)	1,265
Net Assets at Beginning of Period	281,339	279,543	20,543	19,278
Net Assets at End of Period	$290,007	$281,339	$20,327	$20,543
Changes in Units
Issued	321	46	37	190
Redeemed	(1,577)	(2,512)	(209)	(242)
Net Increase (Decrease)	(1,256)	(2,466)	(172)	(52)

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2		AZL Gateway Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,183	$1,865	$(503)	$(600)
Realized Gains (Losses) on Investments, Net	1,966	609	1,898	1,174
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,913	10,875	2,125	5,244
Net Increase (Decrease) in Net Assets From Operations	10,062	13,349	3,520	5,818
Contract Transactions-All Products
Purchase Payments	177	415	130	83
Transfers Between Funds or (to) from General Account	10,413	11,118	4,583	3,936
Surrenders and Terminations	(24,022)	(28,579)	(8,469)	(6,994)
Rescissions	—	(1)	(1)	—
Bonus (Recapture)	3	12	6	—
Contract Maintenance Charge	(38)	(40)	(12)	(13)
Rider charge	(1,109)	(1,208)	(650)	(658)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(14,576)	(18,283)	(4,413)	(3,646)
Increase (Decrease) in Net Assets	(4,514)	(4,934)	(893)	2,172
Net Assets at Beginning of Period	161,773	166,707	69,198	67,026
Net Assets at End of Period	$157,259	$161,773	$68,305	$69,198
Changes in Units
Issued	924	1,101	376	325
Redeemed	(2,263)	(2,837)	(734)	(627)
Net Increase (Decrease)	(1,339)	(1,736)	(358)	(302)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Government Money Market Fund		AZL International Index Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(5,682)	$(663)	$2,896	$1,979
Realized Gains (Losses) on Investments, Net	—	7	560	1,894
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	(7)	864	13,729
Net Increase (Decrease) in Net Assets From Operations	(5,682)	(663)	4,320	17,602
Contract Transactions-All Products
Purchase Payments	1,298,367	894,391	27	17
Transfers Between Funds or (to) from General Account	(913,556)	(649,555)	(2,522)	(1,016)
Surrenders and Terminations	(244,015)	(195,080)	(7,379)	(9,390)
Rescissions	(13,145)	(10,126)	—	—
Bonus (Recapture)	92	244	—	—
Contract Maintenance Charge	(137)	(139)	(33)	(36)
Rider charge	(3,265)	(2,740)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	124,341	36,995	(9,907)	(10,425)
Increase (Decrease) in Net Assets	118,659	36,332	(5,587)	7,177
Net Assets at Beginning of Period	466,646	430,314	100,779	93,602
Net Assets at End of Period	$585,305	$466,646	$95,192	$100,779
Changes in Units
Issued	103,153	71,378	2	2
Redeemed	(93,058)	(70,047)	(870)	(901)
Net Increase (Decrease)	10,095	1,331	(868)	(899)

	AZL International Index Fund Class 2		AZL MetWest Total Return Bond Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$4,033	$1,024	$397	$289
Realized Gains (Losses) on Investments, Net	2,708	10,062	1,395	185
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10,012	65,750	249	1,375
Net Increase (Decrease) in Net Assets From Operations	16,753	76,836	2,041	1,849
Contract Transactions-All Products
Purchase Payments	441	802	50	222
Transfers Between Funds or (to) from General Account	(4,903)	(3,006)	12,278	3,444
Surrenders and Terminations	(43,870)	(57,502)	(7,346)	(3,509)
Rescissions	(5)	(7)	—	—
Bonus (Recapture)	1	4	1	2
Contract Maintenance Charge	(81)	(89)	(4)	(3)
Rider charge	(523)	(711)	(378)	(328)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(48,940)	(60,509)	4,601	(172)
Increase (Decrease) in Net Assets	(32,187)	16,327	6,642	1,677
Net Assets at Beginning of Period	442,769	426,442	28,365	26,688
Net Assets at End of Period	$410,582	$442,769	$35,007	$28,365
Changes in Units
Issued	156	130	1,111	345
Redeemed	(4,333)	(5,233)	(697)	(360)
Net Increase (Decrease)	(4,177)	(5,103)	414	(15)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Mid Cap Index Fund Class 1		AZL Mid Cap Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,006	$724	$(3,079)	$(4,192)
Realized Gains (Losses) on Investments, Net	2,059	6,446	9,420	35,918
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,165	2,342	37,047	59,946
Net Increase (Decrease) in Net Assets From Operations	5,230	9,512	43,388	91,672
Contract Transactions-All Products
Purchase Payments	142	76	502	1,871
Transfers Between Funds or (to) from General Account	(589)	(1,139)	(24,291)	(2,201)
Surrenders and Terminations	(3,287)	(3,676)	(48,967)	(59,317)
Rescissions	—	—	(5)	—
Bonus (Recapture)	—	—	3	71
Contract Maintenance Charge	(14)	(16)	(77)	(88)
Rider charge	—	—	(842)	(1,139)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,748)	(4,755)	(73,677)	(60,803)
Increase (Decrease) in Net Assets	1,482	4,757	(30,289)	30,869
Net Assets at Beginning of Period	46,374	41,617	446,410	415,541
Net Assets at End of Period	$47,856	$46,374	$416,121	$446,410
Changes in Units
Issued	58	40	37	107
Redeemed	(428)	(456)	(3,412)	(2,987)
Net Increase (Decrease)	(370)	(416)	(3,375)	(2,880)

	AZL Moderate Index Strategy Fund		AZL Morgan Stanley Global Real Estate Fund Class 1
	2020	2019	2020 (A)	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(14)	$2,202	$772	$334
Realized Gains (Losses) on Investments, Net	14,843	20,472	(6,872)	(219)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	39,449	67,697	1,107	2,914
Net Increase (Decrease) in Net Assets From Operations	54,278	90,371	(4,993)	3,029
Contract Transactions-All Products
Purchase Payments	821	969	—	—
Transfers Between Funds or (to) from General Account	(5,064)	(1,452)	(13,332)	(487)
Surrenders and Terminations	(46,501)	(64,028)	(936)	(1,771)
Rescissions	(2)	(35)	—	—
Bonus (Recapture)	5	12	—	—
Contract Maintenance Charge	(104)	(110)	(4)	(8)
Rider charge	(4,903)	(5,076)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(55,748)	(69,720)	(14,272)	(2,266)
Increase (Decrease) in Net Assets	(1,470)	20,651	(19,265)	763
Net Assets at Beginning of Period	578,003	557,352	19,265	18,502
Net Assets at End of Period	$576,533	$578,003	$—	$19,265
Changes in Units
Issued	50	61	—	—
Redeemed	(2,788)	(3,583)	(1,662)	(202)
Net Increase (Decrease)	(2,738)	(3,522)	(1,662)	(202)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Morgan Stanley Global Real Estate Fund Class 2		AZL MSCI Emerging Markets Equity Index Class 1
	2020 (A)	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,624	$424	$321	$82
Realized Gains (Losses) on Investments, Net	(23,004)	(327)	1,237	1,029
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(679)	12,139	420	1,304
Net Increase (Decrease) in Net Assets From Operations	(21,059)	12,236	1,978	2,415
Contract Transactions-All Products
Purchase Payments	19	38	28	21
Transfers Between Funds or (to) from General Account	(56,618)	2,019	(849)	(433)
Surrenders and Terminations	(5,150)	(11,638)	(1,484)	(1,216)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(11)	(20)	(7)	(8)
Rider charge	(11)	(24)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(61,771)	(9,625)	(2,312)	(1,636)
Increase (Decrease) in Net Assets	(82,830)	2,611	(334)	779
Net Assets at Beginning of Period	82,830	80,219	16,781	16,002
Net Assets at End of Period	$—	$82,830	$16,447	$16,781
Changes in Units
Issued	2	147	25	19
Redeemed	(6,505)	(944)	(267)	(192)
Net Increase (Decrease)	(6,503)	(797)	(242)	(173)

	AZL MSCI Emerging Markets Equity Index Class 2		AZL MSCI Global Equity Index Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,120	$(470)	$(18)	$13
Realized Gains (Losses) on Investments, Net	3,364	3,378	172	183
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7,610	11,330	297	1,168
Net Increase (Decrease) in Net Assets From Operations	12,094	14,238	451	1,364
Contract Transactions-All Products
Purchase Payments	37	48	—	27
Transfers Between Funds or (to) from General Account	(4,250)	1,289	(517)	(999)
Surrenders and Terminations	(9,953)	(12,818)	(835)	(1,243)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	(22)	(23)	(1)	(1)
Rider charge	(53)	(66)	(19)	(34)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(14,241)	(11,570)	(1,372)	(2,249)
Increase (Decrease) in Net Assets	(2,147)	2,668	(921)	(885)
Net Assets at Beginning of Period	105,083	102,415	5,452	6,337
Net Assets at End of Period	$102,936	$105,083	$4,531	$5,452
Changes in Units
Issued	3	116	—	2
Redeemed	(1,301)	(1,195)	(80)	(143)
Net Increase (Decrease)	(1,298)	(1,079)	(80)	(141)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL MVP Balanced Index Strategy Fund		AZL MVP DFA Multi-Strategy Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,373	$1,732	$1,162	$(446)
Realized Gains (Losses) on Investments, Net	9,848	8,700	3,731	2,159
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(688)	28,932	(3,460)	9,348
Net Increase (Decrease) in Net Assets From Operations	10,533	39,364	1,433	11,061
Contract Transactions-All Products
Purchase Payments	4,456	6,969	626	2,864
Transfers Between Funds or (to) from General Account	3,605	2,892	(2,177)	(44)
Surrenders and Terminations	(25,725)	(20,690)	(3,741)	(5,440)
Rescissions	(56)	(143)	(2)	(3)
Bonus (Recapture)	11	61	10	22
Contract Maintenance Charge	(56)	(56)	(12)	(12)
Rider charge	(3,657)	(3,650)	(1,243)	(1,260)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(21,422)	(14,617)	(6,539)	(3,873)
Increase (Decrease) in Net Assets	(10,889)	24,747	(5,106)	7,188
Net Assets at Beginning of Period	289,123	264,376	86,188	79,000
Net Assets at End of Period	$278,234	$289,123	$81,082	$86,188
Changes in Units
Issued	472	711	59	262
Redeemed	(1,974)	(1,720)	(644)	(598)
Net Increase (Decrease)	(1,502)	(1,009)	(585)	(336)

	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund		AZL MVP Fusion Dynamic Balanced Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,675	$5,682	$4,172	$5,926
Realized Gains (Losses) on Investments, Net	1,370	963	13,619	36,598
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7,071	24,071	(8,926)	67,600
Net Increase (Decrease) in Net Assets From Operations	11,116	30,716	8,865	110,124
Contract Transactions-All Products
Purchase Payments	862	2,233	889	3,071
Transfers Between Funds or (to) from General Account	(2,006)	(1,194)	(17,836)	8,281
Surrenders and Terminations	(16,685)	(13,699)	(73,894)	(108,235)
Rescissions	—	—	(12)	—
Bonus (Recapture)	8	35	5	27
Contract Maintenance Charge	(45)	(47)	(184)	(196)
Rider charge	(3,102)	(3,127)	(7,529)	(7,976)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(20,968)	(15,799)	(98,561)	(105,028)
Increase (Decrease) in Net Assets	(9,852)	14,917	(89,696)	5,096
Net Assets at Beginning of Period	231,613	216,696	841,576	836,480
Net Assets at End of Period	$221,761	$231,613	$751,880	$841,576
Changes in Units
Issued	64	176	57	741
Redeemed	(1,637)	(1,387)	(6,458)	(7,440)
Net Increase (Decrease)	(1,573)	(1,211)	(6,401)	(6,699)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL MVP Fusion Dynamic Conservative Fund		AZL MVP Fusion Dynamic Moderate Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,199	$1,589	$6,406	$13,298
Realized Gains (Losses) on Investments, Net	4,100	7,157	44,469	93,348
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,190	15,835	(16,371)	148,448
Net Increase (Decrease) in Net Assets From Operations	6,489	24,581	34,504	255,094
Contract Transactions-All Products
Purchase Payments	577	5,821	5,010	8,668
Transfers Between Funds or (to) from General Account	7,056	8,939	(14,295)	(6,518)
Surrenders and Terminations	(21,420)	(23,490)	(131,102)	(162,771)
Rescissions	(16)	—	(143)	(13)
Bonus (Recapture)	12	60	74	81
Contract Maintenance Charge	(47)	(47)	(389)	(409)
Rider charge	(2,656)	(2,589)	(20,206)	(20,910)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(16,494)	(11,306)	(161,051)	(181,872)
Increase (Decrease) in Net Assets	(10,005)	13,275	(126,547)	73,222
Net Assets at Beginning of Period	228,175	214,900	1,815,251	1,742,029
Net Assets at End of Period	$218,170	$228,175	$1,688,704	$1,815,251
Changes in Units
Issued	559	1,019	324	551
Redeemed	(1,657)	(1,819)	(10,817)	(12,407)
Net Increase (Decrease)	(1,098)	(800)	(10,493)	(11,856)

	AZL MVP Global Balanced Index Strategy Fund		AZL MVP Growth Index Strategy Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$47,003	$1,813	$3,765	$11,071
Realized Gains (Losses) on Investments, Net	25,568	22,398	113,034	98,858
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(37,738)	65,955	(62,172)	278,770
Net Increase (Decrease) in Net Assets From Operations	34,833	90,166	54,627	388,699
Contract Transactions-All Products
Purchase Payments	2,104	6,391	10,476	25,545
Transfers Between Funds or (to) from General Account	(21,643)	(20,621)	(3,343)	12,299
Surrenders and Terminations	(47,879)	(41,106)	(175,008)	(171,720)
Rescissions	(10)	(60)	(94)	(236)
Bonus (Recapture)	15	40	69	125
Contract Maintenance Charge	(123)	(134)	(381)	(397)
Rider charge	(9,432)	(9,814)	(23,161)	(23,506)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(76,968)	(65,304)	(191,442)	(157,890)
Increase (Decrease) in Net Assets	(42,135)	24,862	(136,815)	230,809
Net Assets at Beginning of Period	670,508	645,646	2,390,898	2,160,089
Net Assets at End of Period	$628,373	$670,508	$2,254,083	$2,390,898
Changes in Units
Issued	156	494	623	2,413
Redeemed	(5,909)	(5,514)	(12,319)	(12,273)
Net Increase (Decrease)	(5,753)	(5,020)	(11,696)	(9,860)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL MVP Moderate Index Strategy Fund		AZL MVP T. Rowe Price Capital Appreciation Plus Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,839	$3,143	$14,906	$3,859
Realized Gains (Losses) on Investments, Net	19,515	18,443	52,206	45,523
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,339	49,876	3,467	139,145
Net Increase (Decrease) in Net Assets From Operations	22,693	71,462	70,579	188,527
Contract Transactions-All Products
Purchase Payments	5,179	6,893	7,533	21,329
Transfers Between Funds or (to) from General Account	5,710	(6,412)	46,303	67,564
Surrenders and Terminations	(31,718)	(25,814)	(67,127)	(64,493)
Rescissions	(1)	—	(43)	(218)
Bonus (Recapture)	20	66	51	147
Contract Maintenance Charge	(79)	(80)	(157)	(151)
Rider charge	(6,441)	(6,326)	(17,249)	(16,100)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(27,330)	(31,673)	(30,689)	8,078
Increase (Decrease) in Net Assets	(4,637)	39,789	39,890	196,605
Net Assets at Beginning of Period	472,411	432,622	1,152,403	955,798
Net Assets at End of Period	$467,774	$472,411	$1,192,293	$1,152,403
Changes in Units
Issued	777	448	3,438	6,172
Redeemed	(2,343)	(2,428)	(5,517)	(5,588)
Net Increase (Decrease)	(1,566)	(1,980)	(2,079)	584

	AZL Russell 1000 Growth Index Fund Class 1		AZL Russell 1000 Growth Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(174)	$(33)	$(8,768)	$(7,436)
Realized Gains (Losses) on Investments, Net	5,532	8,344	66,239	86,699
Net Change in Unrealized Appreciation
(Depreciation) on Investments	13,098	6,130	128,022	87,554
Net Increase (Decrease) in Net Assets From Operations	18,456	14,441	185,493	166,817
Contract Transactions-All Products
Purchase Payments	183	79	682	2,674
Transfers Between Funds or (to) from General Account	(1,141)	(861)	(63,531)	(16,878)
Surrenders and Terminations	(5,181)	(5,413)	(68,671)	(74,190)
Rescissions	—	—	(5)	—
Bonus (Recapture)	—	—	14	126
Contract Maintenance Charge	(17)	(16)	(114)	(115)
Rider charge	—	—	(820)	(1,017)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(6,156)	(6,211)	(132,445)	(89,400)
Increase (Decrease) in Net Assets	12,300	8,230	53,048	77,417
Net Assets at Beginning of Period	53,537	45,307	617,780	540,363
Net Assets at End of Period	$65,837	$53,537	$670,828	$617,780
Changes in Units
Issued	111	59	40	121
Redeemed	(502)	(535)	(4,306)	(3,551)
Net Increase (Decrease)	(391)	(476)	(4,266)	(3,430)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1		AZL Russell 1000 Value Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,830	$2,024	$34	$(162)
Realized Gains (Losses) on Investments, Net	4,788	8,606	7,503	21,739
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(8,039)	20,632	(13,518)	67,825
Net Increase (Decrease) in Net Assets From Operations	(1,421)	31,262	(5,981)	89,402
Contract Transactions-All Products
Purchase Payments	200	193	514	1,466
Transfers Between Funds or (to) from General Account	(4,104)	(1,812)	(8,831)	471
Surrenders and Terminations	(12,540)	(14,709)	(40,638)	(49,842)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	3	17
Contract Maintenance Charge	(41)	(46)	(79)	(90)
Rider charge	—	—	(442)	(569)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(16,485)	(16,374)	(49,473)	(48,547)
Increase (Decrease) in Net Assets	(17,906)	14,888	(55,454)	40,855
Net Assets at Beginning of Period	150,207	135,319	439,080	398,225
Net Assets at End of Period	$132,301	$150,207	$383,626	$439,080
Changes in Units
Issued	196	119	96	163
Redeemed	(1,805)	(1,625)	(2,766)	(2,796)
Net Increase (Decrease)	(1,609)	(1,506)	(2,670)	(2,633)

	AZL S&P 500 Index Fund		AZL Small Cap Stock Index Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(2,210)	$(3,509)	$11	$(134)
Realized Gains (Losses) on Investments, Net	79,539	68,717	1,386	5,268
Net Change in Unrealized Appreciation
(Depreciation) on Investments	37,081	143,007	1,365	2,665
Net Increase (Decrease) in Net Assets From Operations	114,410	208,215	2,762	7,799
Contract Transactions-All Products
Purchase Payments	1,067	3,507	13	8
Transfers Between Funds or (to) from General Account	24,311	(10,281)	(966)	(382)
Surrenders and Terminations	(91,834)	(106,832)	(3,023)	(4,673)
Rescissions	(6)	(12)	—	—
Bonus (Recapture)	13	124	—	—
Contract Maintenance Charge	(151)	(156)	(9)	(11)
Rider charge	(1,061)	(1,383)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(67,661)	(115,033)	(3,985)	(5,058)
Increase (Decrease) in Net Assets	46,749	93,182	(1,223)	2,741
Net Assets at Beginning of Period	864,709	771,527	43,271	40,530
Net Assets at End of Period	$911,458	$864,709	$42,048	$43,271
Changes in Units
Issued	1,003	193	12	8
Redeemed	(4,487)	(6,345)	(373)	(414)
Net Increase (Decrease)	(3,484)	(6,152)	(361)	(406)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Small Cap Stock Index Fund Class 2		AZL T. Rowe Price Capital Appreciation Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(3,657)	$(5,279)	$(4,041)	$(25)
Realized Gains (Losses) on Investments, Net	6,585	47,647	65,461	49,410
Net Change in Unrealized Appreciation
(Depreciation) on Investments	28,801	38,474	14,813	58,726
Net Increase (Decrease) in Net Assets From Operations	31,729	80,842	76,233	108,111
Contract Transactions-All Products
Purchase Payments	499	1,486	753	2,401
Transfers Between Funds or (to) from General Account	(5,096)	8,181	10,996	25,746
Surrenders and Terminations	(42,807)	(56,353)	(57,003)	(64,082)
Rescissions	—	(1)	(20)	(6)
Bonus (Recapture)	8	59	4	48
Contract Maintenance Charge	(74)	(87)	(98)	(101)
Rider charge	(193)	(249)	(411)	(513)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(47,663)	(46,964)	(45,779)	(36,507)
Increase (Decrease) in Net Assets	(15,934)	33,878	30,454	71,604
Net Assets at Beginning of Period	459,446	425,568	580,071	508,467
Net Assets at End of Period	$443,512	$459,446	$610,525	$580,071
Changes in Units
Issued	34	489	509	1,359
Redeemed	(2,489)	(3,001)	(2,586)	(3,151)
Net Increase (Decrease)	(2,455)	(2,512)	(2,077)	(1,792)

	BlackRock Equity Dividend V.I. Fund		BlackRock Global Allocation V.I. Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$22	$23	$(6,311)	$(6,862)
Realized Gains (Losses) on Investments, Net	49	149	75,701	45,954
Net Change in Unrealized Appreciation
(Depreciation) on Investments	14	214	110,754	127,363
Net Increase (Decrease) in Net Assets From Operations	85	386	180,144	166,455
Contract Transactions-All Products
Purchase Payments	—	—	937	1,251
Transfers Between Funds or (to) from General Account	93	522	(78,215)	(42,296)
Surrenders and Terminations	(448)	(837)	(88,186)	(119,596)
Rescissions	—	—	(41)	(1)
Bonus (Recapture)	—	—	6	5
Contract Maintenance Charge	—	—	(229)	(255)
Rider charge	—	—	(13,572)	(14,292)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(355)	(315)	(179,300)	(175,184)
Increase (Decrease) in Net Assets	(270)	71	844	(8,729)
Net Assets at Beginning of Period	1,440	1,369	1,126,831	1,135,560
Net Assets at End of Period	$1,170	$1,440	$1,127,675	$1,126,831
Changes in Units
Issued	9	25	68	97
Redeemed	(22)	(37)	(13,045)	(13,809)
Net Increase (Decrease)	(13)	(12)	(12,977)	(13,712)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	BNY Mellon VIF Appreciation Portfolio		ClearBridge Variable Aggressive Growth Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$1	$4	$4
Realized Gains (Losses) on Investments, Net	4	5	115	(3)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7	12	77	259
Net Increase (Decrease) in Net Assets From Operations	11	18	196	260
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	—	(176)
Surrenders and Terminations	1	(23)	(91)	(114)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	1	(23)	(91)	(290)
Increase (Decrease) in Net Assets	12	(5)	105	(30)
Net Assets at Beginning of Period	50	55	1,170	1,200
Net Assets at End of Period	$62	$50	$1,275	$1,170
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	(3)	(12)
Net Increase (Decrease)	—	—	(3)	(12)

	Columbia Variable Portfolio – Seligman Global Technology Fund		Davis VA Financial Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(20)	$(18)	$(242)	$(294)
Realized Gains (Losses) on Investments, Net	125	173	575	3,012
Net Change in Unrealized Appreciation
(Depreciation) on Investments	345	276	(4,229)	6,642
Net Increase (Decrease) in Net Assets From Operations	450	431	(3,896)	9,360
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	(9)	(197)	175
Surrenders and Terminations	(148)	(150)	(3,663)	(4,743)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(7)	(9)
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(148)	(159)	(3,867)	(4,577)
Increase (Decrease) in Net Assets	302	272	(7,763)	4,783
Net Assets at Beginning of Period	1,144	872	47,060	42,277
Net Assets at End of Period	$1,446	$1,144	$39,297	$47,060
Changes in Units
Issued	—	—	12	4
Redeemed	(5)	(6)	(181)	(208)
Net Increase (Decrease)	(5)	(6)	(169)	(204)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Davis VA Real Estate Portfolio		Eaton Vance VT Floating-Rate Income Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$(1)	$40	$147
Realized Gains (Losses) on Investments, Net	8	22	(78)	(67)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(32)	41	(6)	281
Net Increase (Decrease) in Net Assets From Operations	(23)	62	(44)	361
Contract Transactions-All Products
Purchase Payments	—	—	4	4
Transfers Between Funds or (to) from General Account	—	—	(302)	(5,960)
Surrenders and Terminations	(37)	(56)	(288)	(289)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(37)	(56)	(586)	(6,245)
Increase (Decrease) in Net Assets	(60)	6	(630)	(5,884)
Net Assets at Beginning of Period	266	260	1,778	7,662
Net Assets at End of Period	$206	$266	$1,148	$1,778
Changes in Units
Issued	—	—	—	—
Redeemed	(1)	(1)	(37)	(361)
Net Increase (Decrease)	(1)	(1)	(37)	(361)

	Fidelity VIP Emerging Markets Portfolio		Fidelity VIP FundsManager 50% Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$16	$55	$(160)	$(57)
Realized Gains (Losses) on Investments, Net	595	17	640	2,086
Net Change in Unrealized Appreciation
(Depreciation) on Investments	258	1,143	1,822	1,275
Net Increase (Decrease) in Net Assets From Operations	869	1,215	2,302	3,304
Contract Transactions-All Products
Purchase Payments	7	—	26	38
Transfers Between Funds or (to) from General Account	(1,593)	(112)	(1,201)	(1,742)
Surrenders and Terminations	(155)	(1)	(1,975)	(2,085)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	1	1
Contract Maintenance Charge	—	—	(4)	(5)
Rider charge	—	—	(254)	(270)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,741)	(113)	(3,407)	(4,063)
Increase (Decrease) in Net Assets	(872)	1,102	(1,105)	(759)
Net Assets at Beginning of Period	5,435	4,333	22,443	23,202
Net Assets at End of Period	$4,563	$5,435	$21,338	$22,443
Changes in Units
Issued	1	—	2	2
Redeemed	(147)	(11)	(212)	(281)
Net Increase (Decrease)	(146)	(11)	(210)	(279)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Fidelity VIP FundsManager 60% Portfolio		Fidelity VIP Mid Cap Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(763)	$(476)	$1	$1
Realized Gains (Losses) on Investments, Net	992	11,907	(3)	52
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9,242	2,943	99	56
Net Increase (Decrease) in Net Assets From Operations	9,471	14,374	97	109
Contract Transactions-All Products
Purchase Payments	29	37	—	—
Transfers Between Funds or (to) from General Account	(3,089)	(5,748)	32	(142)
Surrenders and Terminations	(6,658)	(9,250)	—	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	1	—	—
Contract Maintenance Charge	(14)	(15)	—	—
Rider charge	(812)	(876)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10,544)	(15,851)	32	(142)
Increase (Decrease) in Net Assets	(1,073)	(1,477)	129	(33)
Net Assets at Beginning of Period	84,768	86,245	482	515
Net Assets at End of Period	$83,695	$84,768	$611	$482
Changes in Units
Issued	2	2	1	—
Redeemed	(673)	(1,088)	—	(3)
Net Increase (Decrease)	(671)	(1,086)	1	(3)

	Fidelity VIP Strategic Income Portfolio		Franklin Allocation VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$56	$50	$(731)	$1,163
Realized Gains (Losses) on Investments, Net	9	7	19,702	5,381
Net Change in Unrealized Appreciation
(Depreciation) on Investments	38	126	(11,856)	8,125
Net Increase (Decrease) in Net Assets From Operations	103	183	7,115	14,669
Contract Transactions-All Products
Purchase Payments	6	10	20	7
Transfers Between Funds or (to) from General Account	253	(221)	(2,593)	33
Surrenders and Terminations	(110)	(155)	(7,402)	(9,112)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(20)	(22)
Rider charge	—	—	(18)	(22)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	149	(366)	(10,013)	(9,116)
Increase (Decrease) in Net Assets	252	(183)	(2,898)	5,553
Net Assets at Beginning of Period	1,824	2,007	94,216	88,663
Net Assets at End of Period	$2,076	$1,824	$91,318	$94,216
Changes in Units
Issued	10	—	2	1
Redeemed	(5)	(17)	(878)	(812)
Net Increase (Decrease)	5	(17)	(876)	(811)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Franklin Income VIP Fund		Franklin Mutual Shares VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$38,579	$39,598	$2,433	$(391)
Realized Gains (Losses) on Investments, Net	(10,084)	22,530	(2,413)	38,050
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(47,157)	79,604	(27,657)	27,728
Net Increase (Decrease) in Net Assets From Operations	(18,662)	141,732	(27,637)	65,387
Contract Transactions-All Products
Purchase Payments	1,323	2,104	315	305
Transfers Between Funds or (to) from General Account	(20,468)	(7,581)	(5,063)	3,037
Surrenders and Terminations	(81,957)	(99,490)	(31,340)	(45,923)
Rescissions	(7)	(4)	(2)	—
Bonus (Recapture)	8	15	—	—
Contract Maintenance Charge	(216)	(233)	(79)	(89)
Rider charge	(7,747)	(8,308)	(280)	(392)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(109,064)	(113,497)	(36,449)	(43,062)
Increase (Decrease) in Net Assets	(127,726)	28,235	(64,086)	22,325
Net Assets at Beginning of Period	1,065,730	1,037,495	360,673	338,348
Net Assets at End of Period	$938,004	$1,065,730	$296,587	$360,673
Changes in Units
Issued	85	87	121	184
Redeemed	(1,856)	(1,960)	(1,470)	(1,814)
Net Increase (Decrease)	(1,771)	(1,873)	(1,349)	(1,630)

	Franklin Rising Dividends VIP Fund		Franklin Strategic Income VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(822)	$(866)	$33	$41
Realized Gains (Losses) on Investments, Net	14,951	40,783	(5)	(14)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11,482	10,721	(6)	36
Net Increase (Decrease) in Net Assets From Operations	25,611	50,638	22	63
Contract Transactions-All Products
Purchase Payments	104	134	—	—
Transfers Between Funds or (to) from General Account	(6,080)	(108)	—	(168)
Surrenders and Terminations	(20,227)	(26,069)	(45)	(3)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(48)	(50)	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(26,251)	(26,093)	(45)	(171)
Increase (Decrease) in Net Assets	(640)	24,545	(23)	(108)
Net Assets at Beginning of Period	219,360	194,815	724	832
Net Assets at End of Period	$218,720	$219,360	$701	$724
Changes in Units
Issued	47	42	—	—
Redeemed	(451)	(441)	(1)	(7)
Net Increase (Decrease)	(404)	(399)	(1)	(7)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Franklin U.S. Government Securities VIP Fund		Invesco Oppenheimer V.I. Global Strategic Income Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3,207	$2,456	$82	$46
Realized Gains (Losses) on Investments, Net	(1,224)	(2,220)	(82)	(30)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,056	6,982	15	180
Net Increase (Decrease) in Net Assets From Operations	4,039	7,218	15	196
Contract Transactions-All Products
Purchase Payments	147	190	—	—
Transfers Between Funds or (to) from General Account	430	3,148	64	88
Surrenders and Terminations	(23,974)	(30,045)	(214)	(268)
Rescissions	(3)	—	—	—
Bonus (Recapture)	—	4	—	—
Contract Maintenance Charge	(64)	(70)	(1)	(1)
Rider charge	(1,041)	(1,150)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(24,505)	(27,923)	(151)	(181)
Increase (Decrease) in Net Assets	(20,466)	(20,705)	(136)	15
Net Assets at Beginning of Period	200,585	221,290	2,303	2,288
Net Assets at End of Period	$180,119	$200,585	$2,167	$2,303
Changes in Units
Issued	14	119	2	3
Redeemed	(928)	(1,146)	(9)	(11)
Net Increase (Decrease)	(914)	(1,027)	(7)	(8)

	Invesco Oppenheimer V.I. International Growth Fund		Invesco V.I. American Value Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2	$8	$1	$—
Realized Gains (Losses) on Investments, Net	14	57	(168)	46
Net Change in Unrealized Appreciation
(Depreciation) on Investments	142	328	29	123
Net Increase (Decrease) in Net Assets From Operations	158	393	(138)	169
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	33	(225)	(210)	320
Surrenders and Terminations	(136)	(611)	(10)	(230)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(103)	(836)	(220)	90
Increase (Decrease) in Net Assets	55	(443)	(358)	259
Net Assets at Beginning of Period	1,281	1,724	780	521
Net Assets at End of Period	$1,336	$1,281	$422	$780
Changes in Units
Issued	—	—	—	9
Redeemed	(6)	(33)	(9)	(5)
Net Increase (Decrease)	(6)	(33)	(9)	4
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Invesco V.I. Balanced-Risk Allocation Fund		Ivy VIP Asset Strategy Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$27	$(2)	$15	$15
Realized Gains (Losses) on Investments, Net	15	(111)	10	10
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(8)	207	89	140
Net Increase (Decrease) in Net Assets From Operations	34	94	114	165
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	3	—	(14)	—
Surrenders and Terminations	(25)	(636)	(2)	(117)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(22)	(636)	(16)	(117)
Increase (Decrease) in Net Assets	12	(542)	98	48
Net Assets at Beginning of Period	382	924	878	830
Net Assets at End of Period	$394	$382	$976	$878
Changes in Units
Issued	—	—	—	—
Redeemed	(1)	(30)	(1)	(1)
Net Increase (Decrease)	(1)	(30)	(1)	(1)

	Ivy VIP Energy Portfolio		Ivy VIP Growth Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$(1)	$(1)	$(1)
Realized Gains (Losses) on Investments, Net	(62)	(118)	63	95
Net Change in Unrealized Appreciation
(Depreciation) on Investments	8	126	61	23
Net Increase (Decrease) in Net Assets From Operations	(53)	7	123	117
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(5)	(29)	—	(5)
Surrenders and Terminations	(27)	(148)	(15)	(117)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(32)	(177)	(15)	(122)
Increase (Decrease) in Net Assets	(85)	(170)	108	(5)
Net Assets at Beginning of Period	128	298	398	403
Net Assets at End of Period	$43	$128	$506	$398
Changes in Units
Issued	—	—	—	—
Redeemed	(7)	(22)	—	(1)
Net Increase (Decrease)	(7)	(22)	—	(1)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Ivy VIP Mid Cap Growth Portfolio		Ivy VIP Natural Resources Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(2)	$(2)	$1	$1
Realized Gains (Losses) on Investments, Net	85	107	(2)	(4)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	197	62	(4)	9
Net Increase (Decrease) in Net Assets From Operations	280	167	(5)	6
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(89)	122	4	4
Surrenders and Terminations	—	(1)	—	(11)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(89)	121	4	(7)
Increase (Decrease) in Net Assets	191	288	(1)	(1)
Net Assets at Beginning of Period	698	410	60	61
Net Assets at End of Period	$889	$698	$59	$60
Changes in Units
Issued	1	2	1	—
Redeemed	(3)	—	(1)	—
Net Increase (Decrease)	(2)	2	—	—

	Ivy VIP Science and Technology Portfolio		JPMorgan Insurance Trust Core Bond Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(3)	$(4)	$86	$188
Realized Gains (Losses) on Investments, Net	234	174	282	69
Net Change in Unrealized Appreciation
(Depreciation) on Investments	49	360	1,029	1,002
Net Increase (Decrease) in Net Assets From Operations	280	530	1,397	1,259
Contract Transactions-All Products
Purchase Payments	—	—	85	147
Transfers Between Funds or (to) from General Account	(124)	(142)	4,286	3,422
Surrenders and Terminations	(413)	(342)	(2,200)	(2,460)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	2	2
Contract Maintenance Charge	—	—	(3)	(3)
Rider charge	—	—	(262)	(220)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(537)	(484)	1,908	888
Increase (Decrease) in Net Assets	(257)	46	3,305	2,147
Net Assets at Beginning of Period	1,303	1,257	22,080	19,933
Net Assets at End of Period	$1,046	$1,303	$25,385	$22,080
Changes in Units
Issued	—	—	307	255
Redeemed	(2)	(3)	(162)	(193)
Net Increase (Decrease)	(2)	(3)	145	62
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Lazard Retirement International Equity Portfolio		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$4	$—	$(6)	$(6)
Realized Gains (Losses) on Investments, Net	7	(3)	(304)	(169)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10	48	21	759
Net Increase (Decrease) in Net Assets From Operations	21	45	(289)	584
Contract Transactions-All Products
Purchase Payments	7	—	—	—
Transfers Between Funds or (to) from General Account	—	(5)	(2,730)	482
Surrenders and Terminations	(5)	(4)	(305)	(157)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	2	(9)	(3,035)	325
Increase (Decrease) in Net Assets	23	36	(3,324)	909
Net Assets at Beginning of Period	260	224	3,860	2,951
Net Assets at End of Period	$283	$260	$536	$3,860
Changes in Units
Issued	—	—	—	4
Redeemed	—	—	(63)	(3)
Net Increase (Decrease)	—	—	(63)	1

	MFS International Intrinsic Value Portfolio		MFS VIT Total Return Bond Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$11	$27	$634	$605
Realized Gains (Losses) on Investments, Net	118	123	356	109
Net Change in Unrealized Appreciation
(Depreciation) on Investments	307	350	1,197	1,922
Net Increase (Decrease) in Net Assets From Operations	436	500	2,187	2,636
Contract Transactions-All Products
Purchase Payments	—	—	183	1,454
Transfers Between Funds or (to) from General Account	(141)	(71)	6,149	5,499
Surrenders and Terminations	(73)	(88)	(6,786)	(5,727)
Rescissions	—	—	—	(36)
Bonus (Recapture)	—	—	2	40
Contract Maintenance Charge	—	—	(5)	(5)
Rider charge	—	—	(369)	(342)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(214)	(159)	(826)	883
Increase (Decrease) in Net Assets	222	341	1,361	3,519
Net Assets at Beginning of Period	2,376	2,035	35,037	31,518
Net Assets at End of Period	$2,598	$2,376	$36,398	$35,037
Changes in Units
Issued	—	—	319	378
Redeemed	(10)	(8)	(362)	(333)
Net Increase (Decrease)	(10)	(8)	(43)	45
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	MFS VIT Utilities Portfolio		Oppenheimer Global Multi-Alternatives Fund/VA
	2020	2019	2020	2019 (B)
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$5	$84	$—	$1
Realized Gains (Losses) on Investments, Net	(1)	147	—	(3)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(21)	31	—	5
Net Increase (Decrease) in Net Assets From Operations	(17)	262	—	3
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(180)	130	—	(92)
Surrenders and Terminations	(127)	(54)	—	(8)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(307)	76	—	(100)
Increase (Decrease) in Net Assets	(324)	338	—	(97)
Net Assets at Beginning of Period	431	93	—	97
Net Assets at End of Period	$107	$431	$—	$—
Changes in Units
Issued	—	10	—	—
Redeemed	(8)	(2)	—	(10)
Net Increase (Decrease)	(8)	8	—	(10)

	PIMCO VIT All Asset Portfolio		PIMCO VIT Balanced Allocation Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$8,946	$3,663	$(358)	$545
Realized Gains (Losses) on Investments, Net	(2,757)	(1,134)	5,399	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9,125	27,382	1,455	11,854
Net Increase (Decrease) in Net Assets From Operations	15,314	29,911	6,496	12,400
Contract Transactions-All Products
Purchase Payments	307	637	154	219
Transfers Between Funds or (to) from General Account	(6,425)	(3,315)	(2,812)	(1,756)
Surrenders and Terminations	(25,294)	(31,496)	(6,377)	(4,837)
Rescissions	(4)	(1)	—	—
Bonus (Recapture)	6	12	2	3
Contract Maintenance Charge	(73)	(80)	(17)	(18)
Rider charge	(3,204)	(3,430)	(1,010)	(1,060)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(34,687)	(37,673)	(10,060)	(7,449)
Increase (Decrease) in Net Assets	(19,373)	(7,762)	(3,564)	4,951
Net Assets at Beginning of Period	308,198	315,960	79,383	74,432
Net Assets at End of Period	$288,825	$308,198	$75,819	$79,383
Changes in Units
Issued	23	43	13	19
Redeemed	(2,055)	(2,256)	(862)	(682)
Net Increase (Decrease)	(2,032)	(2,213)	(849)	(663)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	PIMCO VIT CommodityRealReturn Strategy Portfolio		PIMCO VIT Dynamic Bond Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,518	$971	$1,948	$5,275
Realized Gains (Losses) on Investments, Net	(7,826)	(6,289)	(434)	283
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,972	8,893	2,606	459
Net Increase (Decrease) in Net Assets From Operations	(336)	3,575	4,120	6,017
Contract Transactions-All Products
Purchase Payments	15	32	87	79
Transfers Between Funds or (to) from General Account	1,328	3,717	543	5,509
Surrenders and Terminations	(4,052)	(5,714)	(29,515)	(24,281)
Rescissions	—	—	(87)	(2)
Bonus (Recapture)	—	—	1	—
Contract Maintenance Charge	(11)	(12)	(35)	(39)
Rider charge	(33)	(45)	(1,839)	(2,088)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,753)	(2,022)	(30,845)	(20,822)
Increase (Decrease) in Net Assets	(3,089)	1,553	(26,725)	(14,805)
Net Assets at Beginning of Period	41,546	39,993	172,393	187,198
Net Assets at End of Period	$38,457	$41,546	$145,668	$172,393
Changes in Units
Issued	360	695	24	513
Redeemed	(862)	(1,072)	(2,871)	(2,447)
Net Increase (Decrease)	(502)	(377)	(2,847)	(1,934)

	PIMCO VIT Emerging Markets Bond Portfolio		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,385	$2,671	$256	$293
Realized Gains (Losses) on Investments, Net	(599)	(856)	(1,392)	(1,399)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,105	10,647	4,555	3,294
Net Increase (Decrease) in Net Assets From Operations	3,891	12,462	3,419	2,188
Contract Transactions-All Products
Purchase Payments	25	47	12	12
Transfers Between Funds or (to) from General Account	2,547	(2,890)	(214)	1,492
Surrenders and Terminations	(14,715)	(19,389)	(6,691)	(7,560)
Rescissions	—	(1)	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(23)	(26)	(14)	(16)
Rider charge	(787)	(917)	(295)	(336)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(12,953)	(23,176)	(7,202)	(6,408)
Increase (Decrease) in Net Assets	(9,062)	(10,714)	(3,783)	(4,220)
Net Assets at Beginning of Period	95,266	105,980	51,561	55,781
Net Assets at End of Period	$86,204	$95,266	$47,778	$51,561
Changes in Units
Issued	138	3	2	122
Redeemed	(807)	(1,242)	(578)	(637)
Net Increase (Decrease)	(669)	(1,239)	(576)	(515)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	PIMCO VIT Global Core Bond (Hedged) Portfolio		PIMCO VIT Global Managed Asset Allocation Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3,656	$604	$7,899	$647
Realized Gains (Losses) on Investments, Net	547	581	2,376	(494)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	630	4,624	7,089	19,029
Net Increase (Decrease) in Net Assets From Operations	4,833	5,809	17,364	19,182
Contract Transactions-All Products
Purchase Payments	143	470	260	196
Transfers Between Funds or (to) from General Account	3,800	837	(6,836)	(4,151)
Surrenders and Terminations	(14,137)	(18,826)	(10,988)	(14,536)
Rescissions	—	—	—	—
Bonus (Recapture)	4	6	2	1
Contract Maintenance Charge	(21)	(23)	(34)	(37)
Rider charge	(965)	(1,088)	(2,115)	(2,223)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(11,176)	(18,624)	(19,711)	(20,750)
Increase (Decrease) in Net Assets	(6,343)	(12,815)	(2,347)	(1,568)
Net Assets at Beginning of Period	85,815	98,630	133,161	134,729
Net Assets at End of Period	$79,472	$85,815	$130,814	$133,161
Changes in Units
Issued	366	143	20	16
Redeemed	(1,448)	(2,034)	(1,539)	(1,734)
Net Increase (Decrease)	(1,082)	(1,891)	(1,519)	(1,718)

	PIMCO VIT High Yield Portfolio		PIMCO VIT Long-Term U.S. Government Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$15,991	$19,634	$12	$11
Realized Gains (Losses) on Investments, Net	(2,487)	(490)	1,242	79
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,021	52,496	94	82
Net Increase (Decrease) in Net Assets From Operations	16,525	71,640	1,348	172
Contract Transactions-All Products
Purchase Payments	400	325	11	139
Transfers Between Funds or (to) from General Account	(5,264)	(5,464)	1,987	5,321
Surrenders and Terminations	(84,993)	(86,724)	(3,017)	(1,274)
Rescissions	(102)	(1)	—	(6)
Bonus (Recapture)	8	3	1	7
Contract Maintenance Charge	(122)	(136)	(1)	—
Rider charge	(5,291)	(6,101)	(36)	(21)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(95,364)	(98,098)	(1,055)	4,166
Increase (Decrease) in Net Assets	(78,839)	(26,458)	293	4,338
Net Assets at Beginning of Period	560,228	586,686	5,112	774
Net Assets at End of Period	$481,389	$560,228	$5,405	$5,112
Changes in Units
Issued	21	17	68	196
Redeemed	(4,059)	(4,245)	(86)	(50)
Net Increase (Decrease)	(4,038)	(4,228)	(18)	146
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	PIMCO VIT Low Duration Portfolio		PIMCO VIT Real Return Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$100	$190	$(841)	$(180)
Realized Gains (Losses) on Investments, Net	154	(1)	(28)	(3,885)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	6	85	25,435	23,687
Net Increase (Decrease) in Net Assets From Operations	260	274	24,566	19,622
Contract Transactions-All Products
Purchase Payments	14	16	223	349
Transfers Between Funds or (to) from General Account	(1,351)	3,373	(6,690)	2,834
Surrenders and Terminations	(916)	(417)	(38,427)	(46,532)
Rescissions	—	—	(33)	(3)
Bonus (Recapture)	—	—	3	5
Contract Maintenance Charge	—	—	(77)	(86)
Rider charge	—	—	(2,540)	(2,835)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,253)	2,972	(47,541)	(46,268)
Increase (Decrease) in Net Assets	(1,993)	3,246	(22,975)	(26,646)
Net Assets at Beginning of Period	8,661	5,415	284,537	311,183
Net Assets at End of Period	$6,668	$8,661	$261,562	$284,537
Changes in Units
Issued	1	180	21	205
Redeemed	(113)	(23)	(3,105)	(3,342)
Net Increase (Decrease)	(112)	157	(3,084)	(3,137)

	PIMCO VIT StocksPLUS Global Portfolio		PIMCO VIT Total Return Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(1,935)	$(1,145)	$3,228	$11,257
Realized Gains (Losses) on Investments, Net	11,545	(6,434)	13,997	(3,047)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10,772	60,145	35,502	47,501
Net Increase (Decrease) in Net Assets From Operations	20,382	52,566	52,727	55,711
Contract Transactions-All Products
Purchase Payments	123	281	1,189	2,903
Transfers Between Funds or (to) from General Account	(11,262)	(914)	38,345	27,925
Surrenders and Terminations	(22,337)	(26,808)	(121,155)	(124,253)
Rescissions	—	(3)	(43)	(80)
Bonus (Recapture)	—	1	6	25
Contract Maintenance Charge	(53)	(57)	(209)	(228)
Rider charge	(78)	(113)	(6,977)	(7,458)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(33,607)	(27,613)	(88,844)	(101,166)
Increase (Decrease) in Net Assets	(13,225)	24,953	(36,117)	(45,455)
Net Assets at Beginning of Period	244,261	219,308	836,413	881,868
Net Assets at End of Period	$231,036	$244,261	$800,296	$836,413
Changes in Units
Issued	57	66	1,753	1,479
Redeemed	(2,516)	(2,232)	(5,942)	(6,542)
Net Increase (Decrease)	(2,459)	(2,166)	(4,189)	(5,063)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio		RCM Dynamic Multi-Asset Plus VIT Portfolio
	2020	2019	2020 (A)	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$3	$(73)	$6
Realized Gains (Losses) on Investments, Net	(1)	—	(1,508)	438
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(13)	26	(645)	2,385
Net Increase (Decrease) in Net Assets From Operations	(13)	29	(2,226)	2,829
Contract Transactions-All Products
Purchase Payments	14	—	105	909
Transfers Between Funds or (to) from General Account	(155)	13	(17,213)	(4,192)
Surrenders and Terminations	(12)	(13)	(365)	(1,092)
Rescissions	—	—	—	(51)
Bonus (Recapture)	—	—	1	5
Contract Maintenance Charge	—	—	(1)	(4)
Rider charge	—	—	(94)	(313)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(153)	—	(17,567)	(4,738)
Increase (Decrease) in Net Assets	(166)	29	(19,793)	(1,909)
Net Assets at Beginning of Period	228	199	19,793	21,702
Net Assets at End of Period	$62	$228	$—	$19,793
Changes in Units
Issued	1	1	10	86
Redeemed	(12)	(1)	(1,777)	(537)
Net Increase (Decrease)	(11)	—	(1,767)	(451)

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Income Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(11)	$(17)	$18	$24
Realized Gains (Losses) on Investments, Net	906	486	(86)	64
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(169)	732	25	241
Net Increase (Decrease) in Net Assets From Operations	726	1,201	(43)	329
Contract Transactions-All Products
Purchase Payments	32	—	—	—
Transfers Between Funds or (to) from General Account	(2,095)	2,501	(225)	(300)
Surrenders and Terminations	(246)	(808)	(135)	(147)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,309)	1,693	(360)	(447)
Increase (Decrease) in Net Assets	(1,583)	2,894	(403)	(118)
Net Assets at Beginning of Period	5,813	2,919	1,320	1,438
Net Assets at End of Period	$4,230	$5,813	$917	$1,320
Changes in Units
Issued	1	58	—	—
Redeemed	(54)	(17)	(13)	(15)
Net Increase (Decrease)	(53)	41	(13)	(15)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	T. Rowe Price Health Sciences Portfolio		Templeton Global Bond VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(3)	$(3)	$32,950	$32,257
Realized Gains (Losses) on Investments, Net	190	97	(19,516)	(7,918)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	58	193	(49,628)	(21,174)
Net Increase (Decrease) in Net Assets From Operations	245	287	(36,194)	3,165
Contract Transactions-All Products
Purchase Payments	—	—	348	464
Transfers Between Funds or (to) from General Account	(80)	(58)	32,524	33,272
Surrenders and Terminations	(355)	(148)	(83,330)	(91,356)
Rescissions	—	—	(21)	—
Bonus (Recapture)	—	—	2	6
Contract Maintenance Charge	—	—	(143)	(158)
Rider charge	—	—	(5,546)	(6,393)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(435)	(206)	(56,166)	(64,165)
Increase (Decrease) in Net Assets	(190)	81	(92,360)	(61,000)
Net Assets at Beginning of Period	1,194	1,113	555,889	616,889
Net Assets at End of Period	$1,004	$1,194	$463,529	$555,889
Changes in Units
Issued	—	—	777	738
Redeemed	(4)	(3)	(2,048)	(2,129)
Net Increase (Decrease)	(4)	(3)	(1,271)	(1,391)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Templeton Growth VIP Fund		Total All Funds
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,230	$2,191	$200,566	$147,413
Realized Gains (Losses) on Investments, Net	(13,434)	39,212	691,677	958,614
Net Change in Unrealized Appreciation
(Depreciation) on Investments	15,280	(13,313)	360,512	2,178,352
Net Increase (Decrease) in Net Assets From Operations	4,076	28,090	1,252,755	3,284,379
Contract Transactions-All Products
Purchase Payments	223	168	1,351,317	1,017,329
Transfers Between Funds or (to) from General Account	(7,953)	9,401	(1,141,172)	(548,300)
Surrenders and Terminations	(21,961)	(28,400)	(2,267,191)	(2,537,963)
Rescissions	(19)	—	(13,954)	(11,095)
Bonus (Recapture)	—	—	503	1,562
Contract Maintenance Charge	(64)	(70)	(4,472)	(4,797)
Rider charge	(225)	(301)	(180,985)	(188,686)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(29,999)	(19,202)	(2,255,954)	(2,271,950)
Increase (Decrease) in Net Assets	(25,923)	8,888	(1,003,199)	1,012,429
Net Assets at Beginning of Period	233,321	224,433	22,595,431	21,583,002
Net Assets at End of Period	$207,398	$233,321	$21,592,232	$22,595,431
Changes in Units
Issued	123	401	121,113	96,804
Redeemed	(1,312)	(1,277)	(249,814)	(230,192)
Net Increase (Decrease)	(1,189)	(876)	(128,701)	(133,388)

(A)	Fund terminated in 2020 . See Footnote 1 for further details.
(B)	Fund terminated in 2019 . See Footnote 1 for further details.
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

(1) Organization
Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (1940 Act), as amended. Allianz Life applies the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) guidance of Topic 946, Financial Services - Investment Companies. The Variable Account was established on May 31, 1985, and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.
The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account are equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life may conduct. Allianz Life products offered under the Variable Account are listed below. The only product actively being marketed is Allianz Index Advantage.
•Allianz Alterity
•Allianz Charter
•Allianz Connections
•Allianz Custom Income
•Allianz Dimensions
•Allianz Elite
•Allianz High Five
•Allianz Index Advantage
•Allianz Retirement Advantage
•Allianz Retirement Pro
•Allianz Rewards
•Allianz Valuemark
•Allianz Vision
The Variable Account's subaccounts are invested, at net asset values, in one or more of the funds (investment options) in accordance with the selection made by the contractholder. The contractholder may have the option to invest in the fixed account or other index options in the General Account, based on the product features. The liabilities of the fixed account are included in the General Account, which is not registered as an investment company under the 1940 Act. Not all funds listed are available for all products. Some funds have been closed to accepting new money. Generally, each multiple-class fund is presented on an aggregate basis. When mergers occur, the fund will generally be presented separately by class, to disclose which class received additional money. The funds and investment advisers are:

Fund	Investment Adviser
AZL Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL DFA Five-Year Global Fixed Income Fund *†	Allianz Investment Management, LLC
AZL DFA Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL Enhanced Bond Index Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2 *†	Allianz Investment Management, LLC
AZL Gateway Fund *†	Allianz Investment Management, LLC
AZL Government Money Market Fund *†	Allianz Investment Management, LLC
AZL International Index Fund Class 1 †	Allianz Investment Management, LLC
AZL International Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL MetWest Total Return Bond Fund *†	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Moderate Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 1 †	Allianz Investment Management, LLC

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

Fund	Investment Adviser
AZL MSCI Emerging Markets Equity Index Class 2 *†	Allianz Investment Management, LLC
AZL MSCI Global Equity Index Fund *†	Allianz Investment Management, LLC
AZL MVP Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP DFA Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Balanced Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Conservative Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Moderate Fund *†	Allianz Investment Management, LLC
AZL MVP Global Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Growth Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Moderate Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP T. Rowe Price Capital Appreciation Plus Fund *†	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL S&P 500 Index Fund *†	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL T. Rowe Price Capital Appreciation Fund *†	Allianz Investment Management, LLC
BlackRock Equity Dividend V.I. Fund *	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund *	BlackRock Advisors, LLC
BNY Mellon VIF Appreciation Portfolio *	BNY Mellon Investment Adviser, Inc
ClearBridge Variable Aggressive Growth Portfolio	Legg Mason Partners Fund Advisor, LLC
Columbia Variable Portfolio – Seligman Global Technology Fund	Columbia Management Investment Advisors, LLC
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.
Davis VA Real Estate Portfolio	Davis Selected Advisers, L.P.
Eaton Vance VT Floating-Rate Income Fund *	Eaton Vance Management
Fidelity VIP Emerging Markets Portfolio	Fidelity Management & Research Company
Fidelity VIP FundsManager 50% Portfolio	FMR Co., Inc.
Fidelity VIP FundsManager 60% Portfolio	FMR Co., Inc.
Fidelity VIP Mid Cap Portfolio	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Fidelity Management & Research Company
Franklin Allocation VIP Fund *	Franklin Templeton Services, LLC
Franklin Income VIP Fund *	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund *	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund *	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund *	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund *	Franklin Advisers, Inc.
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Advisors, Inc.
Invesco Oppenheimer V.I. International Growth Fund *	Invesco Advisors, Inc.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

Fund	Investment Adviser
Invesco V.I. American Value Fund *	Invesco Advisors, Inc.
Invesco V.I. Balanced-Risk Allocation Fund *	Invesco Advisors, Inc.
Ivy VIP Asset Strategy Portfolio *	Ivy Investment Management Company
Ivy VIP Energy Portfolio *	Ivy Investment Management Company
Ivy VIP Growth Portfolio *	Ivy Investment Management Company
Ivy VIP Mid Cap Growth Portfolio *	Ivy Investment Management Company
Ivy VIP Natural Resources Portfolio *	Ivy Investment Management Company
Ivy VIP Science and Technology Portfolio *	Ivy Investment Management Company
JPMorgan Insurance Trust Core Bond Portfolio	J.P. Morgan Investment Management, Inc.
Lazard Retirement International Equity Portfolio *	Lazard Asset Management, LLC
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio*	Lazard Asset Management, LLC
MFS International Intrinsic Value Portfolio *	Massachusetts Financial Services Company
MFS VIT Total Return Bond Portfolio *	Massachusetts Financial Services Company
MFS VIT Utilities Portfolio *	Massachusetts Financial Services Company
PIMCO VIT All Asset Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Balanced Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn Strategy Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Dynamic Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Emerging Markets Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) †	Pacific Investment Management Company, LLC
PIMCO VIT Global Core Bond (Hedged) Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Managed Asset Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Long-Term U.S. Government Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Low Duration Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT StocksPLUS Global Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company, LLC
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	Legg Mason Partners Fund Advisor, LLC
T. Rowe Price Blue Chip Growth Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio *	T. Rowe Price Associates, Inc.
Templeton Global Bond VIP Fund *	Franklin Advisors, Inc.
Templeton Growth VIP Fund *	Templeton Global Advisors Limited

*	Fund contains share classes which assess 12b-1 fees.
†	The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

During the year ended December 31, 2019, the funds listed below changed their name. There were no name changes in 2020.

Prior Fund Name	Current Fund Name	Effective Date
Franklin Founding Funds Allocation VIP Fund	Franklin Allocation VIP Fund	May 1, 2019
Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund	May 24, 2019
Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund	May 24, 2019
MFS VIT II International Value Portfolio	MFS International Intrinsic Value Portfolio	June 1, 2019
Dreyfus VIF Appreciation Portfolio	BNY Mellon VIF Appreciation Portfolio	June 3, 2019
PIMCO VIT Global Multi‐Asset Managed Allocation Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	October 1, 2019
AZL MVP BlackRock Global Strategy Plus Fund	AZL MVP Global Balanced Index Strategy Fund	November 18, 2019
During the years ended December 31, 2020 and 2019, the following funds were closed to new money:

Fund	Date Closed
Oppenheimer Global Multi-Alternatives Fund/VA	April 29, 2019
RCM Dynamic Multi‐Asset Plus VIT Fund	April 24, 2020
AZL Morgan Stanley Global Real Estate Fund Class 1	August 21, 2020
AZL Morgan Stanley Global Real Estate Fund Class 2	August 21, 2020
During the years ended December 31, 2020 and 2019, no funds were added as available options.
During the years ended December 31, 2020 and 2019, the following funds were merged or replaced:

Closed Fund	Receiving Fund	Date Merged
Oppenheimer Global Multi-Alternatives Fund/VA	AZL Government Money Market Fund	April 29, 2019
RCM Dynamic Multi‐Asset Plus VIT Fund	AZL MVP Moderate Index Strategy Fund	April 24, 2020
AZL Morgan Stanley Global Real Estate Fund Class 1	AZL S&P 500 Index Fund	August 21, 2020
AZL Morgan Stanley Global Real Estate Fund Class 2	AZL S&P 500 Index Fund	August 21, 2020

Effective December 4, 2020, a One-for-Two Reverse Split occurred for the Lazard Retirement U.S. Small-Mid Cap Equity Portfolio. The effect of this transaction was to divide the number of outstanding shares of the fund by the split ratio, resulting in a corresponding increase in the net asset value per share. The shares presented in the Statements of Assets and Liabilities reflect this reverse split. There were no changes in the net assets, results of operations or total return as a result of this transaction.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

(2) Significant Accounting Policies
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investment transactions are recorded by the Variable Account on the trade date. Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern Standard Time market close.
The Fair Value Measurement Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 -     Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 –     Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
(a)    Quoted prices for similar assets or liabilities in active markets.
(b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c)    Inputs other than quoted prices that are observable.
(d)    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 -    Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2020, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market which the Variable Account has the ability to access. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds are accounted for on a trade-date basis and are in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC, which differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Net investment income (loss) and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the fund as of the beginning of the valuation date.

Transfers between subaccounts, including the fixed account (net), include transfers of all or part of the contractholders' interest to or from another eligible subaccount, or from or to the fixed account option of the general account of the Company.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5% or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the Variable Account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

(3) Related Party Charges, Expenses and Fees
Under the terms of the contracts, certain charges, expenses and fees are incurred by the contractholders to cover Allianz Life’s expenses in connection with the issuance and administration of the contracts. Following is a summary of these charges, expenses and fees for the period ended December 31, 2020:

Mortality and Expense Risk Charges
Allianz Life assumes mortality and expense risks related to the operations of the Variable Account. These charges range from 0.30% to 3.40% annually during the accumulation phase, or from 1.00% to 2.20% annually during the annuity phase for variable annuity payments. These charges are deducted on a daily basis and assessed against the daily net asset value of each fund. These charges are assessed either through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Administrative Charges
A charge to cover administrative expenses of the Variable Account may be deducted from the Variable Account, depending on the contract. This annual charge of 0.15% is calculated and assessed daily as a percentage of each fund’s net asset value. This charge is assessed through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Contract Maintenance Charges
For certain contracts, an annual contract maintenance charge of $30 to $50 may be deducted to cover ongoing administrative expenses. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity unit values during the annuity phase if variable annuity payments are selected or a reduction in fixed annuity payments.

Withdrawal Charges
For certain contracts, a withdrawal charge (sometimes called a contingent deferred sales charge) is imposed as a percentage, with a range of 1.0% to 8.5%, of each purchase payment if the contract is surrendered or a partial withdrawal is taken during the withdrawal charge period. For certain contracts, a commutation fee or withdrawal charge may also apply during the annuity phase if there are liquidations of variable annuity payments under certain annuity options. These commutation and withdrawal charges are imposed as a percentage, with a range of 1.0% to 8.0% of the amount liquidated. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity units during the annuity phase.

Rider Charges and Fees
For certain contracts, optional benefit riders may be available for an additional charge to the contractholder. The rider charges for Investment Protector, Income Protector and Income Focus are deducted from the contract value. The Maximum Anniversary Value Death Benefit and Income Benefit rider fees are calculated as a percentage of the contract value as of the prior quarterly contract anniversary adjusted for subsequent purchase payments and withdrawals, and are deducted from the contract value. These charges and fees include:

•Investment Protector: 1.05% to 1.35%
•Income Protector: 1.00% to 1.75%
•Income Focus: 1.30%
•Maximum Anniversary Value Death Benefit: 0.20%
•Income Benefit: 0.70%

Transfer Fee
A charge for transfers between funds may be imposed at a rate of up to $25 per transfer. These charges are deducted from the contract value.

Other Contract Charges
For certain contracts there are additional fees, as described below.
•Account Fee - ranges from 0.80% to 1.15% and are imposed as a percentage of the account’s guaranteed value and are assessed through the redemption of subaccount accumulation units during the accumulation phase.
•Product Fee - ranges from 0.25% to 1.25% annually and are accrued on a daily basis as a percentage of the prior quarterly contract anniversary contract value adjusted for subsequent purchase payments and withdrawals. The fee is deducted from the contract value during the accumulation phase through the redemption of accumulation units.
•Increased Annuity Payment Benefit charge - ranges from $0.95 to $9.97 per $100 of the basic annuity payment, depending on the annuitant's age and gender. The charge is assessed by a reduction in the annuity payments during the annuity phase.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

•Guaranteed Value Protection Benefits charge will not be more than 5% of the contract anniversary value and assessed through the redemption of subaccount accumulation units during the accumulation phase.

Additional details on charges and fees can be found in the respective product prospectus.
(4) Federal Income Taxes
Operations of the Variable Account form a part of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Allianz Life understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.
(5) Purchases and Sales of Investments (In thousands)
The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2020, are as follows:

	Cost of Purchases	Proceeds from Sales
AZL Balanced Index Strategy Fund	$56,268	$60,714
AZL DFA Five-Year Global Fixed Income Fund	8,536	7,034
AZL DFA Multi-Strategy Fund	98,659	147,661
AZL Enhanced Bond Index Fund	11,463	13,562
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	40,034	50,186
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	1,688	2,883
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	40,027	52,420
AZL Gateway Fund	14,384	19,300
AZL Government Money Market Fund	1,051,211	932,553
AZL International Index Fund Class 1	5,093	11,855
AZL International Index Fund Class 2	58,384	102,553
AZL MetWest Total Return Bond Fund	22,670	17,115
AZL Mid Cap Index Fund Class 1	5,001	4,466
AZL Mid Cap Index Fund Class 2	58,649	124,231
AZL Moderate Index Strategy Fund	71,701	107,808
AZL Morgan Stanley Global Real Estate Fund Class 1	949	14,449
AZL Morgan Stanley Global Real Estate Fund Class 2	13,560	72,707
AZL MSCI Emerging Markets Equity Index Class 1	1,118	2,576
AZL MSCI Emerging Markets Equity Index Class 2	17,718	27,501
AZL MSCI Global Equity Index Fund	1,152	2,543
AZL MVP Balanced Index Strategy Fund	34,753	47,605
AZL MVP DFA Multi-Strategy Fund	11,451	13,507
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	13,083	31,376
AZL MVP Fusion Dynamic Balanced Fund	74,733	145,654
AZL MVP Fusion Dynamic Conservative Fund	36,345	46,239
AZL MVP Fusion Dynamic Moderate Fund	161,306	256,053
AZL MVP Global Balanced Index Strategy Fund	76,910	89,511
AZL MVP Growth Index Strategy Fund	254,793	354,104
AZL MVP Moderate Index Strategy Fund	49,773	60,609

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	Cost of Purchases	Proceeds from Sales
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$142,375	$122,577
AZL Russell 1000 Growth Index Fund Class 1	5,183	7,333
AZL Russell 1000 Growth Index Fund Class 2	73,028	183,363
AZL Russell 1000 Value Index Fund Class 1	12,482	19,197
AZL Russell 1000 Value Index Fund Class 2	66,212	98,463
AZL S&P 500 Index Fund	199,242	238,946
AZL Small Cap Stock Index Fund Class 1	3,454	4,969
AZL Small Cap Stock Index Fund Class 2	78,948	110,843
AZL T. Rowe Price Capital Appreciation Fund	158,790	168,430
BlackRock Equity Dividend V.I. Fund	801	1,094
BlackRock Global Allocation V.I. Fund	96,651	218,594
BNY Mellon VIF Appreciation Portfolio	5	—
ClearBridge Variable Aggressive Growth Portfolio	133	108
Columbia Variable Portfolio – Seligman Global Technology Fund	87	167
Davis VA Financial Portfolio	8,569	10,377
Davis VA Real Estate Portfolio	5	40
Eaton Vance VT Floating-Rate Income Fund	82	629
Fidelity VIP Emerging Markets Portfolio	2,625	3,790
Fidelity VIP FundsManager 50% Portfolio	940	4,043
Fidelity VIP FundsManager 60% Portfolio	9,852	19,135
Fidelity VIP Mid Cap Portfolio	62	31
Fidelity VIP Strategic Income Portfolio	472	248
Franklin Allocation VIP Fund	31,468	19,539
Franklin Income VIP Fund	109,678	179,400
Franklin Mutual Shares VIP Fund	59,560	82,771
Franklin Rising Dividends VIP Fund	22,901	39,609
Franklin Strategic Income VIP Fund	43	55
Franklin U.S. Government Securities VIP Fund	21,280	42,578
Invesco Oppenheimer V.I. Global Strategic Income Fund	554	623
Invesco Oppenheimer V.I. International Growth Fund	441	530
Invesco V.I. American Value Fund	33	249
Invesco V.I. Balanced-Risk Allocation Fund	54	30
Ivy VIP Asset Strategy Portfolio	33	18
Ivy VIP Energy Portfolio	1	31
Ivy VIP Growth Portfolio	79	36
Ivy VIP Mid Cap Growth Portfolio	167	217
Ivy VIP Natural Resources Portfolio	8	4
Ivy VIP Science and Technology Portfolio	219	636
JPMorgan Insurance Trust Core Bond Portfolio	7,969	5,975
Lazard Retirement International Equity Portfolio	21	7
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2,917	5,929

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	Cost of Purchases	Proceeds from Sales
MFS International Intrinsic Value Portfolio	$157	$313
MFS VIT Total Return Bond Portfolio	11,147	11,339
MFS VIT Utilities Portfolio	23	318
PIMCO VIT All Asset Portfolio	27,189	52,930
PIMCO VIT Balanced Allocation Portfolio	11,461	16,467
PIMCO VIT CommodityRealReturn Strategy Portfolio	10,463	11,699
PIMCO VIT Dynamic Bond Portfolio	10,271	39,168
PIMCO VIT Emerging Markets Bond Portfolio	10,964	21,532
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	5,886	12,832
PIMCO VIT Global Core Bond (Hedged) Portfolio	16,073	23,592
PIMCO VIT Global Managed Asset Allocation Portfolio	14,282	23,637
PIMCO VIT High Yield Portfolio	39,561	118,934
PIMCO VIT Long-Term U.S. Government Portfolio	11,004	11,986
PIMCO VIT Low Duration Portfolio	13,799	15,952
PIMCO VIT Real Return Portfolio	20,408	68,790
PIMCO VIT StocksPLUS Global Portfolio	43,706	58,699
PIMCO VIT Total Return Portfolio	137,162	213,841
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	48	201
RCM Dynamic Multi-Asset Plus VIT Portfolio	1,244	18,756
T. Rowe Price Blue Chip Growth Portfolio	1,567	3,749
T. Rowe Price Equity Income Portfolio	237	559
T. Rowe Price Health Sciences Portfolio	101	481
Templeton Global Bond VIP Fund	80,894	104,110
Templeton Growth VIP Fund	32,861	60,629

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

(6) Financial Highlights
A summary of units outstanding (in thousands), unit values, net assets (in thousands), ratios, and total returns for variable annuity contracts is as follows:

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Balanced Index Strategy Fund
2020	21,475	$15.58	to	$19.83	$388,701	1.98%	1.00%	to	3.40%	8.54%	to	10.97%
2019	22,526	$14.35	to	$17.87	$370,836	2.26%	1.00%	to	3.40%	13.38%	to	15.91%
2018	25,146	$12.65	to	$15.42	$360,374	0.93%	1.00%	to	3.40%	(7.53)%	to	(5.46)%
2017	27,352	$13.67	to	$16.31	$418,424	2.22%	1.00%	to	3.40%	7.84%	to	10.24%
2016	29,183	$12.67	to	$14.79	$408,248	2.70%	1.00%	to	3.40%	3.24%	to	5.54%
AZL DFA Five-Year Global Fixed Income Fund
2020	1,630	$9.15	to	$10.79	$15,880	2.49%	—%	to	3.40%	(2.31)%	to	0.57%
2019	1,487	$9.36	to	$10.73	$14,680	5.90%	—%	to	3.40%	0.54%	to	3.50%
2018	1,360	$9.30	to	$10.25	$13,192	0.70%	—%	to	3.40%	(1.79)%	to	0.86%
2017³	351	$9.50	to	$9.93	$3,447	—%	—%	to	3.40%	(0.96)%	to	(0.63)%
AZL DFA Multi-Strategy Fund
2020	42,292	$17.17	to	$21.86	$852,984	3.12%	1.00%	to	3.40%	6.99%	to	9.38%
2019	48,075	$16.04	to	$19.99	$892,959	1.05%	1.00%	to	3.40%	12.73%	to	15.25%
2018	54,537	$14.22	to	$17.34	$885,699	1.16%	1.00%	to	3.40%	(9.02)%	to	(6.98)%
2017	62,328	$15.63	to	$18.64	$1,097,107	0.76%	1.00%	to	3.40%	8.99%	to	11.41%
2016	68,080	$14.33	to	$16.78	$1,083,839	—%	1.00%	to	3.40%	5.72%	to	8.08%
AZL Enhanced Bond Index Fund
2020	2,067	$11.85	to	$13.07	$26,081	2.36%	1.15%	to	2.05%	5.40%	to	6.31%
2019	2,250	$11.25	to	$12.30	$26,772	2.59%	1.15%	to	2.05%	6.23%	to	7.15%
2018	2,156	$10.59	to	$11.48	$24,013	2.16%	1.15%	to	2.05%	(2.56)%	to	(1.72)%
2017	1,986	$10.86	to	$11.68	$22,581	0.87%	1.15%	to	2.05%	0.97%	to	1.84%
2016	2,189	$10.72	to	$11.47	$24,543	2.23%	1.15%	to	2.05%	0.21%	to	1.12%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
2020	15,871	$15.45	to	$24.32	$290,007	2.49%	0.30%	to	3.40%	9.72%	to	13.13%
2019	17,127	$14.07	to	$22.13	$281,339	2.37%	0.30%	to	3.40%	13.41%	to	16.92%
2018	19,593	$12.40	to	$19.48	$279,543	2.24%	0.30%	to	3.40%	(5.22)%	to	(2.32)%
2017	22,719	$13.08	to	$20.54	$337,012	—%	0.30%	to	3.40%	7.52%	to	10.78%
2016	26,102	$12.17	to	$19.08	$354,464	1.44%	0.30%	to	3.40%	3.06%	to	6.20%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
2020	1,976	$11.12	to	$11.50	$20,327	3.63%	1.40%	to	2.20%	6.74%	to	7.60%
2019	2,148	$10.42	to	$10.69	$20,543	3.36%	1.40%	to	2.20%	8.16%	to	9.03%
2018	2,200	$9.63	to	$9.80	$19,278	3.14%	1.40%	to	2.20%	(3.17)%	to	(2.39)%
2017	2,396	$9.95	to	$10.04	$21,481	2.45%	1.40%	to	2.20%	2.28%	to	3.10%
2016¹	2,654	$9.72	to	$9.74	$23,265	—%	1.40%	to	2.20%	(2.76)%	to	(2.59)%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
2020	13,699	$10.14	to	$13.41	$157,259	3.24%	—%	to	3.40%	5.25%	to	8.84%
2019	15,038	$9.63	to	$12.32	$161,773	2.94%	—%	to	3.40%	6.65%	to	10.28%
2018	16,774	$9.03	to	$11.17	$166,707	2.77%	—%	to	3.40%	(4.53)%	to	(1.25)%
2017	18,913	$9.49	to	$11.32	$193,945	2.32%	—%	to	3.40%	0.90%	to	4.27%
2016	21,214	$9.38	to	$10.85	$212,292	2.20%	—%	to	3.40%	(3.08)%	to	5.19%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Gateway Fund
2020	5,110	$11.47	to	$16.24	$68,305	1.06%	—%	to	3.40%	3.81%	to	7.30%
2019	5,468	$11.16	to	$15.13	$69,198	0.97%	—%	to	3.40%	7.23%	to	10.82%
2018	5,770	$10.39	to	$13.65	$67,026	1.23%	—%	to	3.40%	(7.76)%	to	(4.65)%
2017	6,358	$11.20	to	$14.32	$79,227	0.99%	—%	to	3.40%	6.02%	to	9.46%
2016	7,150	$10.60	to	$13.08	$82,553	1.94%	—%	to	3.40%	1.59%	to	4.84%
AZL Government Money Market Fund
2020	57,985	$6.43	to	$13.10	$585,305	0.18%	—%	to	3.40%	(3.11)%	to	0.21%
2019	47,890	$6.63	to	$13.07	$466,646	1.37%	—%	to	3.40%	(1.90)%	to	1.39%
2018	46,559	$6.76	to	$12.89	$430,314	1.00%	—%	to	3.40%	(2.28)%	to	1.01%
2017	50,262	$6.91	to	$12.76	$463,873	0.04%	—%	to	3.40%	(3.19)%	to	0.05%
2016	65,690	$7.42	to	$12.76	$618,130	—%	—%	to	3.40%	(3.14)%	to	0.01%
AZL International Index Fund Class 1
2020	7,160	$12.69	to	$13.55	$95,192	5.00%	1.15%	to	2.70%	4.79%	to	6.43%
2019	8,028	$12.11	to	$12.73	$100,779	3.66%	1.15%	to	2.70%	18.43%	to	20.28%
2018	8,927	$10.23	to	$10.59	$93,602	3.99%	1.15%	to	2.70%	(16.11)%	to	(14.79)%
2017	10,154	$12.19	to	$12.43	$125,461	1.31%	1.15%	to	2.70%	21.80%	to	23.69%
2016¹	11,655	$10.01	to	$10.04	$117,030	—%	1.15%	to	2.70%	0.12%	to	0.45%
AZL International Index Fund Class 2
2020	31,392	$11.76	to	$19.74	$410,582	3.13%	—%	to	3.40%	3.85%	to	7.40%
2019	35,569	$11.31	to	$18.59	$442,769	2.26%	—%	to	3.40%	17.44%	to	21.44%
2018	40,672	$9.63	to	$15.49	$426,442	2.60%	—%	to	3.40%	(16.89)%	to	(14.04)%
2017	46,614	$11.58	to	$18.23	$581,653	0.90%	—%	to	3.40%	20.67%	to	24.77%
2016	52,352	$9.59	to	$14.78	$535,611	1.18%	—%	to	3.40%	(2.99)%	to	0.54%
AZL MetWest Total Return Bond Fund
2020	3,083	$11.03	to	$11.62	$35,007	2.72%	1.15%	to	2.05%	6.42%	to	7.34%
2019	2,669	$10.36	to	$10.83	$28,365	2.53%	1.15%	to	2.05%	6.34%	to	7.26%
2018	2,684	$9.74	to	$10.09	$26,688	1.96%	1.15%	to	2.05%	(2.20)%	to	(1.35)%
2017	2,452	$9.96	to	$10.23	$24,822	1.58%	1.15%	to	2.05%	1.10%	to	1.97%
2016	2,313	$9.84	to	$10.03	$23,040	1.26%	1.15%	to	2.05%	0.23%	to	1.14%
AZL Mid Cap Index Fund Class 1
2020	3,835	$14.78	to	$15.32	$47,856	3.95%	1.15%	to	2.55%	12.31%	to	13.28%
2019	4,205	$13.16	to	$13.53	$46,374	3.04%	1.15%	to	2.55%	22.74%	to	23.79%
2018	4,621	$10.72	to	$10.98	$41,617	2.38%	1.15%	to	2.55%	(12.95)%	to	(12.03)%
2017	5,029	$12.32	to	$12.48	$51,831	1.00%	1.15%	to	2.55%	13.56%	to	14.76%
2016¹	5,539	$10.85	to	$10.87	$50,249	—%	1.15%	to	2.55%	8.49%	to	8.73%
AZL Mid Cap Index Fund Class 2
2020	16,929	$21.89	to	$39.34	$416,121	1.17%	—%	to	3.40%	10.75%	to	14.53%
2019	20,304	$19.72	to	$34.75	$446,410	1.03%	—%	to	3.40%	21.15%	to	25.28%
2018	23,184	$16.25	to	$28.06	$415,541	0.88%	—%	to	3.40%	(14.28)%	to	(11.35)%
2017	27,603	$18.92	to	$32.02	$569,909	0.46%	—%	to	3.40%	12.05%	to	15.85%
2016	31,869	$16.85	to	$27.96	$579,168	0.66%	—%	to	3.40%	8.37%	to	19.52%
AZL Moderate Index Strategy Fund
2020	25,225	$18.51	to	$30.53	$576,533	1.97%	0.30%	to	3.40%	9.11%	to	12.50%
2019	27,963	$16.96	to	$27.14	$578,003	2.34%	0.30%	to	3.40%	15.39%	to	18.97%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	31,485	$14.69	to	$22.81	$557,352	0.96%	0.30%	to	3.40%	(8.31)%	to	(5.46)%
2017	36,691	$16.01	to	$24.13	$699,846	2.10%	0.30%	to	3.40%	9.58%	to	12.96%
2016	39,563	$14.61	to	$21.36	$679,183	1.89%	0.30%	to	3.40%	5.27%	to	8.58%
AZL MSCI Emerging Markets Equity Index Class 1
2020	1,380	$13.79	to	$15.38	$16,447	3.65%	1.40%	to	2.20%	14.70%	to	15.63%
2019	1,622	$12.02	to	$13.30	$16,781	1.92%	1.40%	to	2.20%	14.99%	to	15.92%
2018	1,795	$10.45	to	$11.48	$16,002	1.89%	1.40%	to	2.20%	(17.16)%	to	(16.49)%
2017	1,986	$12.62	to	$13.74	$21,422	0.55%	1.40%	to	2.20%	34.00%	to	35.07%
2016	2,210	$9.42	to	$10.17	$17,737	0.89%	1.40%	to	2.20%	7.81%	to	8.68%
AZL MSCI Emerging Markets Equity Index Class 2
2020	7,801	$11.05	to	$18.01	$102,936	3.35%	—%	to	3.40%	13.05%	to	16.92%
2019	9,099	$9.71	to	$15.41	$105,083	1.64%	—%	to	3.40%	13.32%	to	17.18%
2018	10,178	$8.51	to	$13.15	$102,415	1.63%	—%	to	3.40%	(18.26)%	to	(15.46)%
2017	11,659	$10.34	to	$15.55	$142,017	0.40%	—%	to	3.40%	32.14%	to	36.63%
2016	12,851	$7.78	to	$11.38	$116,793	0.59%	—%	to	3.40%	6.32%	to	9.89%
AZL MSCI Global Equity Index Fund
2020	216	$19.13	to	$23.49	$4,531	0.80%	0.30%	to	2.05%	13.07%	to	15.01%
2019	296	$16.92	to	$20.42	$5,452	1.48%	0.30%	to	2.05%	24.73%	to	26.87%
2018	437	$13.57	to	$16.10	$6,337	2.12%	0.30%	to	2.05%	(10.75)%	to	(9.21)%
2017	420	$15.20	to	$17.73	$6,770	2.14%	0.30%	to	2.05%	19.77%	to	21.81%
2016	163	$12.69	to	$14.56	$2,190	2.77%	0.30%	to	2.05%	(2.89)%	to	(1.23)%
AZL MVP Balanced Index Strategy Fund
2020	17,451	$13.64	to	$18.18	$278,234	1.98%	—%	to	3.40%	2.63%	to	5.98%
2019	18,953	$13.29	to	$17.15	$289,123	2.08%	—%	to	3.40%	13.23%	to	16.92%
2018	19,962	$11.73	to	$14.67	$264,376	0.81%	—%	to	3.40%	(7.47)%	to	(4.44)%
2017	20,095	$12.68	to	$15.35	$282,458	1.87%	—%	to	3.40%	5.35%	to	11.40%
2016	21,128	$11.67	to	$13.78	$270,065	2.20%	—%	to	3.40%	3.10%	to	6.61%
AZL MVP DFA Multi-Strategy Fund
2020	6,703	$11.69	to	$12.31	$81,082	2.93%	1.15%	to	2.05%	1.66%	to	2.59%
2019	7,288	$11.50	to	$12.00	$86,188	0.93%	1.15%	to	2.05%	13.46%	to	14.49%
2018	7,624	$10.14	to	$10.48	$79,000	0.77%	1.15%	to	2.05%	(8.14)%	to	(7.30)%
2017	6,487	$11.04	to	$11.31	$72,747	0.42%	1.15%	to	2.05%	10.27%	to	11.27%
2016	4,940	$10.01	to	$10.16	$49,944	—%	1.15%	to	2.05%	6.84%	to	7.81%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
2020	15,271	$13.85	to	$14.92	$221,761	2.69%	1.15%	to	2.05%	5.04%	to	5.94%
2019	16,844	$13.18	to	$14.08	$231,613	3.95%	1.15%	to	2.05%	13.94%	to	14.92%
2018	18,055	$11.57	to	$12.25	$216,696	3.27%	1.15%	to	2.05%	(4.08)%	to	(3.25)%
2017	19,489	$12.06	to	$12.66	$242,510	1.32%	1.15%	to	2.05%	8.74%	to	9.67%
2016	22,392	$11.09	to	$11.55	$254,860	3.98%	1.15%	to	2.05%	(1.18)%	to	(0.33)%
AZL MVP Fusion Dynamic Balanced Fund
2020	45,695	$13.08	to	$20.94	$751,880	2.39%	0.30%	to	3.40%	0.36%	to	3.47%
2019	52,096	$13.03	to	$20.24	$841,576	2.50%	0.30%	to	3.40%	11.95%	to	15.41%
2018	58,795	$11.63	to	$17.53	$836,480	1.22%	0.30%	to	3.40%	(8.53)%	to	(5.69)%
2017	65,536	$12.71	to	$18.59	$1,004,139	1.67%	0.30%	to	3.40%	8.54%	to	11.89%
2016	72,168	$11.70	to	$16.62	$1,003,300	2.28%	0.30%	to	3.40%	2.38%	to	5.61%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL MVP Fusion Dynamic Conservative Fund
2020	14,119	$13.08	to	$18.11	$218,170	2.27%	0.30%	to	3.40%	1.48%	to	4.47%
2019	15,217	$12.89	to	$17.33	$228,175	2.42%	0.30%	to	3.40%	9.96%	to	13.20%
2018	16,017	$11.72	to	$15.31	$214,900	1.34%	0.30%	to	3.40%	(6.80)%	to	(4.04)%
2017	17,254	$12.57	to	$15.96	$244,361	1.80%	0.30%	to	3.40%	5.87%	to	8.98%
2016	19,076	$11.88	to	$14.64	$251,287	2.31%	0.30%	to	3.40%	2.00%	to	5.00%
AZL MVP Fusion Dynamic Moderate Fund
2020	101,488	$13.12	to	$21.00	$1,688,704	2.17%	0.30%	to	3.40%	1.08%	to	4.22%
2019	111,981	$12.97	to	$20.15	$1,815,251	2.51%	0.30%	to	3.40%	13.44%	to	16.96%
2018	123,837	$11.43	to	$17.23	$1,742,029	1.12%	0.30%	to	3.40%	(9.56)%	to	(6.74)%
2017	138,054	$12.63	to	$18.48	$2,113,272	1.56%	0.30%	to	3.40%	10.24%	to	13.64%
2016	153,140	$11.45	to	$16.26	$2,093,581	2.15%	0.30%	to	3.40%	1.22%	to	4.41%
AZL MVP Global Balanced Index Strategy Fund
2020	43,019	$13.85	to	$15.02	$628,373	9.13%	1.15%	to	2.05%	5.61%	to	6.58%
2019	48,772	$13.11	to	$14.09	$670,508	1.72%	1.15%	to	2.05%	13.84%	to	14.88%
2018	53,792	$11.52	to	$12.27	$645,646	1.45%	1.15%	to	2.05%	(7.70)%	to	(6.85)%
2017	56,999	$12.48	to	$13.17	$736,643	0.38%	1.15%	to	2.05%	9.19%	to	10.18%
2016	61,247	$11.43	to	$11.95	$720,554	2.65%	1.15%	to	2.05%	1.33%	to	2.26%
AZL MVP Growth Index Strategy Fund
2020	126,639	$15.33	to	$20.71	$2,254,083	1.86%	—%	to	3.40%	1.27%	to	4.73%
2019	138,335	$15.14	to	$19.78	$2,390,898	2.16%	—%	to	3.40%	16.55%	to	20.52%
2018	148,195	$12.99	to	$16.41	$2,160,089	0.82%	—%	to	3.40%	(9.55)%	to	(6.45)%
2017	149,425	$14.36	to	$17.54	$2,365,878	1.15%	—%	to	3.40%	7.96%	to	15.96%
2016	145,096	$12.81	to	$15.13	$2,013,691	1.98%	—%	to	3.40%	3.24%	to	6.80%
AZL MVP Moderate Index Strategy Fund
2020	26,364	$16.82	to	$18.24	$467,774	1.87%	1.15%	to	2.05%	4.27%	to	5.23%
2019	27,930	$16.13	to	$17.33	$472,411	2.13%	1.15%	to	2.05%	16.23%	to	17.29%
2018	29,910	$13.87	to	$14.78	$432,622	0.86%	1.15%	to	2.05%	(7.19)%	to	(6.34)%
2017	31,560	$14.95	to	$15.78	$488,774	1.67%	1.15%	to	2.05%	10.92%	to	11.93%
2016	33,159	$13.48	to	$14.10	$460,143	2.21%	1.15%	to	2.05%	3.30%	to	4.24%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
2020	72,009	$15.91	to	$16.95	$1,192,293	2.83%	1.15%	to	2.05%	5.82%	to	6.79%
2019	74,088	$15.03	to	$15.87	$1,152,403	1.84%	1.15%	to	2.05%	18.93%	to	20.01%
2018	73,504	$12.64	to	$13.22	$955,798	0.98%	1.15%	to	2.05%	(3.68)%	to	(2.80)%
2017	72,712	$13.12	to	$13.60	$975,914	1.24%	1.15%	to	2.05%	11.90%	to	12.92%
2016	67,646	$11.73	to	$12.05	$806,706	1.56%	1.15%	to	2.05%	5.44%	to	6.40%
AZL Russell 1000 Growth Index Fund Class 1
2020	3,828	$22.38	to	$23.20	$65,837	1.15%	1.15%	to	2.55%	36.00%	to	37.17%
2019	4,219	$16.46	to	$16.91	$53,537	1.39%	1.15%	to	2.55%	32.58%	to	33.71%
2018	4,695	$12.41	to	$12.71	$45,307	1.58%	1.15%	to	2.55%	(4.01)%	to	(2.99)%
2017	5,141	$12.93	to	$13.10	$51,623	0.39%	1.15%	to	2.55%	26.39%	to	27.72%
2016¹	5,752	$10.23	to	$10.25	$45,595	—%	1.15%	to	2.55%	2.32%	to	2.55%
AZL Russell 1000 Growth Index Fund Class 2
2020	17,486	$32.63	to	$52.11	$670,828	0.56%	—%	to	3.40%	34.01%	to	38.58%
2019	21,752	$24.35	to	$37.61	$617,780	0.75%	—%	to	3.40%	30.82%	to	35.28%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	25,179	$18.61	to	$27.80	$540,363	0.89%	—%	to	3.40%	(5.38)%	to	(2.14)%
2017	30,052	$19.67	to	$28.41	$674,397	0.26%	—%	to	3.40%	24.65%	to	28.89%
2016	34,351	$15.78	to	$22.04	$614,437	0.12%	—%	to	3.40%	2.04%	to	6.43%
AZL Russell 1000 Value Index Fund Class 1
2020	11,271	$12.88	to	$13.75	$132,301	3.03%	1.15%	to	2.70%	(0.48)%	to	1.08%
2019	12,877	$12.94	to	$13.61	$150,207	2.93%	1.15%	to	2.70%	22.77%	to	24.69%
2018	14,383	$10.54	to	$10.91	$135,319	2.75%	1.15%	to	2.70%	(10.95)%	to	(9.55)%
2017	16,153	$11.84	to	$12.06	$169,571	0.88%	1.15%	to	2.70%	10.36%	to	12.08%
2016¹	18,456	$10.73	to	$10.76	$170,485	—%	1.15%	to	2.70%	7.28%	to	7.64%
AZL Russell 1000 Value Index Fund Class 2
2020	19,013	$17.32	to	$28.21	$383,626	1.99%	—%	to	3.40%	(1.36)%	to	2.01%
2019	21,683	$17.56	to	$27.65	$439,080	1.93%	—%	to	3.40%	21.72%	to	25.86%
2018	24,316	$14.43	to	$21.97	$398,225	1.85%	—%	to	3.40%	(11.74)%	to	(8.72)%
2017	28,948	$16.35	to	$24.07	$530,578	0.66%	—%	to	3.40%	9.30%	to	13.02%
2016	32,904	$14.89	to	$21.30	$546,356	0.19%	—%	to	3.40%	7.03%	to	16.15%
AZL S&P 500 Index Fund
2020	38,580	$19.68	to	$32.04	$911,458	1.68%	—%	to	3.40%	11.39%	to	17.15%
2019	42,064	$17.08	to	$27.35	$864,709	1.52%	0.30%	to	3.40%	26.58%	to	30.50%
2018	48,216	$13.30	to	$20.96	$771,527	1.52%	0.30%	to	3.40%	(7.99)%	to	(5.13)%
2017	57,352	$14.26	to	$22.09	$985,017	0.92%	0.30%	to	3.40%	17.37%	to	21.00%
2016	66,003	$11.98	to	$18.26	$952,218	1.53%	0.30%	to	3.40%	4.83%	to	11.12%
AZL Small Cap Stock Index Fund Class 1
2020	3,021	$14.27	to	$15.20	$42,048	1.93%	1.15%	to	2.70%	8.07%	to	9.70%
2019	3,382	$13.21	to	$13.86	$43,271	1.58%	1.15%	to	2.70%	19.21%	to	21.02%
2018	3,788	$11.08	to	$11.45	$40,530	1.39%	1.15%	to	2.70%	(10.99)%	to	(9.64)%
2017	4,369	$12.45	to	$12.67	$52,401	0.67%	1.15%	to	2.70%	9.99%	to	11.65%
2016¹	4,946	$11.31	to	$11.35	$53,646	—%	1.15%	to	2.70%	13.16%	to	13.52%
AZL Small Cap Stock Index Fund Class 2
2020	19,900	$18.98	to	$29.82	$443,512	1.12%	—%	to	3.40%	7.05%	to	10.71%
2019	22,355	$17.72	to	$26.93	$459,446	0.92%	—%	to	3.40%	18.17%	to	22.19%
2018	24,867	$14.99	to	$22.04	$425,568	0.85%	—%	to	3.40%	(11.95)%	to	(8.93)%
2017	29,215	$17.02	to	$24.20	$562,093	0.48%	—%	to	3.40%	9.04%	to	12.74%
2016	33,643	$15.60	to	$21.46	$586,193	0.75%	—%	to	3.40%	13.03%	to	25.71%
AZL T. Rowe Price Capital Appreciation Fund
2020	24,624	$20.61	to	$36.63	$610,525	1.38%	0.30%	to	3.40%	13.60%	to	17.13%
2019	26,701	$18.13	to	$31.28	$580,071	2.08%	0.30%	to	3.40%	20.28%	to	24.01%
2018	28,493	$15.07	to	$25.22	$508,467	0.91%	0.30%	to	3.40%	(2.95)%	to	0.07%
2017	31,456	$15.52	to	$25.20	$574,307	1.33%	0.30%	to	3.40%	11.26%	to	14.70%
2016	31,990	$13.94	to	$21.97	$524,502	0.73%	0.30%	to	3.40%	4.29%	to	7.52%
BlackRock Equity Dividend V.I. Fund
2020	45	$25.82	to	$25.82	$1,170	1.92%	0.30%	to	0.30%	3.26%	to	3.26%
2019	58	$25.00	to	$25.00	$1,440	1.73%	0.30%	to	0.30%	27.08%	to	27.08%
2018	70	$19.67	to	$19.67	$1,369	1.87%	0.30%	to	0.30%	(7.69)%	to	(7.69)%
2017	49	$21.31	to	$21.31	$1,044	1.51%	0.30%	to	0.30%	16.14%	to	16.14%
2016	64	$18.35	to	$18.35	$1,173	1.62%	0.30%	to	0.30%	15.71%	to	15.71%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
BlackRock Global Allocation V.I. Fund
2020	70,620	$13.25	to	$32.31	$1,127,675	1.22%	—%	to	3.40%	16.72%	to	20.71%
2019	83,597	$11.34	to	$27.64	$1,126,831	1.21%	—%	to	3.40%	13.88%	to	17.75%
2018	97,309	$9.96	to	$24.23	$1,135,560	0.81%	—%	to	3.40%	(10.64)%	to	(7.58)%
2017	112,552	$11.13	to	$27.08	$1,448,787	1.23%	—%	to	3.40%	9.97%	to	13.71%
2016	128,496	$10.12	to	$24.59	$1,481,681	1.18%	—%	to	3.40%	0.38%	to	3.80%
BNY Mellon VIF Appreciation Portfolio
2020	2	$37.95	to	$37.95	$62	0.55%	0.30%	to	0.30%	23.01%	to	23.01%
2019	2	$30.85	to	$30.85	$50	0.95%	0.30%	to	0.30%	35.37%	to	35.37%
2018	2	$22.79	to	$22.79	$55	0.95%	0.30%	to	0.30%	(7.38)%	to	(7.38)%
2017	4	$24.60	to	$24.60	$91	1.09%	0.30%	to	0.30%	26.63%	to	26.63%
2016	5	$19.43	to	$19.43	$99	1.31%	0.30%	to	0.30%	7.31%	to	7.31%
ClearBridge Variable Aggressive Growth Portfolio
2020	41	$31.25	to	$31.25	$1,275	0.59%	0.30%	to	0.30%	17.38%	to	17.38%
2019	44	$26.62	to	$26.62	$1,170	0.71%	0.30%	to	0.30%	24.37%	to	24.37%
2018	56	$21.41	to	$21.41	$1,200	0.38%	0.30%	to	0.30%	(8.84)%	to	(8.84)%
2017	55	$23.48	to	$23.48	$1,282	0.24%	0.30%	to	0.30%	15.64%	to	15.64%
2016	71	$20.31	to	$20.31	$1,445	0.38%	0.30%	to	0.30%	0.63%	to	0.63%
Columbia Variable Portfolio – Seligman Global Technology Fund
2020	36	$37.26	to	$42.69	$1,446	—%	1.15%	to	2.55%	43.21%	to	44.15%
2019	41	$26.02	to	$29.62	$1,144	—%	1.15%	to	2.55%	52.16%	to	53.15%
2018	47	$17.10	to	$19.34	$872	—%	1.15%	to	2.55%	(10.02)%	to	(9.43)%
2017	52	$19.00	to	$21.35	$1,060	—%	1.15%	to	2.55%	32.48%	to	33.34%
2016	61	$14.35	to	$16.01	$930	—%	1.15%	to	2.55%	16.96%	to	17.73%
Davis VA Financial Portfolio
2020	1,725	$14.46	to	$28.34	$39,297	1.50%	1.00%	to	3.40%	(9.09)%	to	(7.07)%
2019	1,894	$15.90	to	$30.50	$47,060	1.51%	1.00%	to	3.40%	21.71%	to	24.42%
2018	2,098	$13.06	to	$24.51	$42,277	1.15%	1.00%	to	3.40%	(13.63)%	to	(11.70)%
2017	2,478	$15.11	to	$27.76	$57,372	0.73%	1.00%	to	3.40%	17.49%	to	20.03%
2016	2,659	$12.86	to	$23.13	$51,650	0.97%	1.00%	to	3.40%	10.54%	to	12.94%
Davis VA Real Estate Portfolio
2020	5	$39.86	to	$44.25	$206	2.00%	1.15%	to	2.55%	(9.82)%	to	(9.36)%
2019	6	$44.19	to	$48.82	$266	0.98%	1.15%	to	2.55%	23.38%	to	24.00%
2018	7	$35.82	to	$39.38	$260	2.68%	1.15%	to	2.55%	(6.62)%	to	(6.15)%
2017	8	$38.36	to	$41.95	$324	1.19%	1.15%	to	2.55%	6.22%	to	6.75%
2016	10	$35.21	to	$39.30	$375	1.66%	1.15%	to	2.55%	7.47%	to	8.17%
Eaton Vance VT Floating-Rate Income Fund
2020	64	$17.99	to	$17.99	$1,148	3.37%	0.30%	to	0.30%	1.69%	to	1.69%
2019	101	$17.69	to	$17.69	$1,778	4.40%	0.30%	to	0.30%	6.77%	to	6.77%
2018	462	$16.57	to	$16.57	$7,662	3.84%	0.30%	to	0.30%	(0.38)%	to	(0.38)%
2017	346	$16.63	to	$16.63	$5,748	3.26%	0.30%	to	0.30%	3.12%	to	3.12%
2016	327	$16.13	to	$16.13	$5,276	3.49%	0.30%	to	0.30%	8.63%	to	8.63%
Fidelity VIP Emerging Markets Portfolio
2020	262	$17.39	to	$17.39	$4,563	0.77%	0.30%	to	0.30%	30.48%	to	30.48%
2019	408	$13.32	to	$13.32	$5,435	1.44%	0.30%	to	0.30%	28.81%	to	28.81%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	419	$10.34	to	$10.34	$4,333	0.64%	0.30%	to	0.30%	(18.41)%	to	(18.41)%
2017	217	$12.68	to	$12.68	$2,755	0.57%	0.30%	to	0.30%	46.61%	to	46.61%
2016	144	$8.65	to	$8.65	$1,244	0.12%	0.30%	to	0.30%	2.64%	to	2.64%
Fidelity VIP FundsManager 50% Portfolio
2020	1,184	$14.35	to	$19.71	$21,338	0.98%	1.15%	to	3.40%	10.18%	to	12.59%
2019	1,394	$13.03	to	$17.51	$22,443	1.50%	1.15%	to	3.40%	13.87%	to	16.35%
2018	1,673	$11.81	to	$15.05	$23,202	1.19%	1.15%	to	3.40%	(8.23)%	to	(6.46)%
2017	2,008	$12.79	to	$16.08	$29,900	1.00%	1.15%	to	3.40%	10.77%	to	12.95%
2016	2,080	$11.49	to	$14.24	$27,736	1.11%	1.15%	to	3.40%	0.85%	to	2.89%
Fidelity VIP FundsManager 60% Portfolio
2020	4,747	$14.57	to	$19.43	$83,695	0.91%	1.15%	to	3.40%	11.18%	to	13.61%
2019	5,418	$13.10	to	$17.10	$84,768	1.31%	1.15%	to	3.40%	16.35%	to	18.88%
2018	6,504	$11.26	to	$14.39	$86,245	1.03%	1.15%	to	3.40%	(9.56)%	to	(7.58)%
2017	7,723	$12.45	to	$15.57	$111,536	0.95%	1.15%	to	3.40%	12.98%	to	15.44%
2016	7,539	$11.02	to	$13.48	$95,645	1.10%	1.15%	to	3.40%	1.25%	to	3.46%
Fidelity VIP Mid Cap Portfolio
2020	8	$77.74	to	$77.74	$611	0.42%	0.30%	to	0.30%	17.51%	to	17.51%
2019	7	$66.15	to	$66.15	$482	0.63%	0.30%	to	0.30%	22.80%	to	22.80%
2018	10	$53.87	to	$53.87	$515	0.66%	0.30%	to	0.30%	(15.03)%	to	(15.03)%
2017	66	$63.40	to	$63.40	$4,154	0.49%	0.30%	to	0.30%	20.18%	to	20.18%
2016	41	$52.75	to	$52.75	$2,151	0.84%	0.30%	to	0.30%	11.59%	to	11.59%
Fidelity VIP Strategic Income Portfolio
2020	87	$23.79	to	$23.79	$2,076	3.54%	0.30%	to	0.30%	6.84%	to	6.84%
2019	82	$22.27	to	$22.27	$1,824	3.04%	0.30%	to	0.30%	10.32%	to	10.32%
2018	99	$20.19	to	$20.19	$2,007	3.83%	0.30%	to	0.30%	(3.12)%	to	(3.12)%
2017	85	$20.83	to	$20.83	$1,772	3.03%	0.30%	to	0.30%	7.22%	to	7.22%
2016	85	$19.43	to	$19.43	$1,651	4.04%	0.30%	to	0.30%	7.69%	to	7.69%
Franklin Allocation VIP Fund
2020	7,004	$11.42	to	$18.13	$91,318	1.47%	0.30%	to	3.40%	8.05%	to	11.41%
2019	7,880	$10.56	to	$16.27	$94,216	3.54%	0.30%	to	3.40%	15.91%	to	19.50%
2018	8,691	$9.11	to	$13.62	$88,663	3.06%	0.30%	to	3.40%	(12.64)%	to	(9.92)%
2017	9,965	$10.42	to	$15.12	$115,400	2.70%	0.30%	to	3.40%	8.30%	to	11.64%
2016	11,344	$9.61	to	$13.54	$120,137	3.92%	0.30%	to	3.40%	9.40%	to	12.84%
Franklin Income VIP Fund
2020	14,395	$41.07	to	$107.46	$938,004	5.90%	0.30%	to	3.40%	(2.63)%	to	0.39%
2019	16,166	$42.18	to	$107.04	$1,065,730	5.37%	0.30%	to	3.40%	12.23%	to	15.71%
2018	18,039	$37.59	to	$92.51	$1,037,495	4.84%	0.30%	to	3.40%	(7.47)%	to	(4.59)%
2017	20,956	$40.62	to	$96.96	$1,288,820	4.19%	0.30%	to	3.40%	6.07%	to	9.34%
2016	22,898	$38.30	to	$88.68	$1,292,378	4.98%	0.30%	to	3.40%	10.27%	to	13.68%
Franklin Mutual Shares VIP Fund
2020	11,027	$22.03	to	$45.31	$296,587	2.83%	0.30%	to	3.40%	(8.18)%	to	(5.33)%
2019	12,376	$23.98	to	$47.86	$360,673	1.82%	0.30%	to	3.40%	18.53%	to	22.20%
2018	14,006	$20.22	to	$39.16	$338,348	2.36%	0.30%	to	3.40%	(12.08)%	to	(9.34)%
2017	16,656	$22.98	to	$43.20	$457,143	2.26%	0.30%	to	3.40%	4.79%	to	8.02%
2016	18,891	$21.92	to	$39.99	$487,498	2.01%	0.30%	to	3.40%	12.23%	to	15.71%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Franklin Rising Dividends VIP Fund
2020	3,364	$70.29	to	$149.29	$218,720	1.35%	0.30%	to	2.70%	12.87%	to	15.62%
2019	3,768	$62.28	to	$129.12	$219,360	1.35%	0.30%	to	2.70%	25.79%	to	28.84%
2018	4,167	$49.51	to	$100.22	$194,815	1.35%	0.30%	to	2.70%	(7.62)%	to	(5.36)%
2017	4,755	$53.59	to	$105.89	$243,653	1.61%	0.30%	to	2.70%	17.35%	to	20.20%
2016	5,308	$45.66	to	$88.10	$233,739	1.49%	0.30%	to	2.70%	12.95%	to	15.69%
Franklin Strategic Income VIP Fund
2020	26	$27.48	to	$27.48	$701	5.00%	0.30%	to	0.30%	3.12%	to	3.12%
2019	27	$26.64	to	$26.64	$724	5.20%	0.30%	to	0.30%	7.73%	to	7.73%
2018	34	$24.73	to	$24.73	$832	2.73%	0.30%	to	0.30%	(2.43)%	to	(2.43)%
2017	38	$25.35	to	$25.35	$968	2.87%	0.30%	to	0.30%	4.25%	to	4.25%
2016	39	$24.32	to	$24.32	$958	3.61%	0.30%	to	0.30%	7.62%	to	7.62%
Franklin U.S. Government Securities VIP Fund
2020	6,556	$16.32	to	$47.40	$180,119	3.47%	—%	to	3.40%	0.40%	to	3.83%
2019	7,470	$16.26	to	$45.65	$200,585	2.93%	—%	to	3.40%	1.76%	to	5.23%
2018	8,497	$15.97	to	$43.38	$221,290	2.78%	—%	to	3.40%	(2.99)%	to	0.34%
2017	9,942	$16.47	to	$43.23	$262,563	2.68%	—%	to	3.40%	(1.99)%	to	1.34%
2016	11,754	$17.50	to	$42.66	$311,288	2.56%	—%	to	3.40%	(2.60)%	to	0.66%
Invesco Oppenheimer V.I. Global Strategic Income Fund
2020	81	$21.18	to	$32.54	$2,167	5.91%	1.15%	to	2.70%	0.64%	to	2.22%
2019	88	$21.04	to	$31.83	$2,303	3.84%	1.15%	to	2.70%	7.85%	to	9.54%
2018	96	$19.51	to	$29.06	$2,288	4.95%	1.15%	to	2.70%	(6.96)%	to	(5.50)%
2017	114	$20.97	to	$30.75	$2,903	2.27%	1.15%	to	2.70%	3.45%	to	5.06%
2016	149	$20.27	to	$29.27	$3,698	5.00%	1.15%	to	2.70%	3.69%	to	5.31%
Invesco Oppenheimer V.I. International Growth Fund
2020	39	$33.97	to	$33.97	$1,336	0.58%	0.30%	to	0.30%	20.68%	to	20.68%
2019	45	$28.15	to	$28.15	$1,281	0.83%	0.30%	to	0.30%	27.57%	to	27.57%
2018	78	$22.07	to	$22.07	$1,724	0.62%	0.30%	to	0.30%	(19.79)%	to	(19.79)%
2017	59	$27.51	to	$27.51	$1,632	1.12%	0.30%	to	0.30%	26.07%	to	26.07%
2016	60	$21.82	to	$21.82	$1,303	0.82%	0.30%	to	0.30%	(3.01)%	to	(3.01)%
Invesco V.I. American Value Fund
2020	10	$42.28	to	$42.28	$422	0.55%	0.30%	to	0.30%	0.55%	to	0.55%
2019	19	$42.04	to	$42.04	$780	0.38%	0.30%	to	0.30%	24.34%	to	24.34%
2018	15	$33.81	to	$33.81	$521	0.19%	0.30%	to	0.30%	(13.13)%	to	(13.13)%
2017	13	$38.92	to	$38.92	$522	0.60%	0.30%	to	0.30%	9.35%	to	9.35%
2016	18	$35.60	to	$35.60	$652	0.12%	0.30%	to	0.30%	14.87%	to	14.87%
Invesco V.I. Balanced-Risk Allocation Fund
2020	16	$24.46	to	$24.46	$394	7.83%	0.30%	to	0.30%	9.66%	to	9.66%
2019	17	$22.31	to	$22.31	$382	—%	0.30%	to	0.30%	14.54%	to	14.54%
2018	47	$19.47	to	$19.47	$924	1.30%	0.30%	to	0.30%	(6.99)%	to	(6.99)%
2017	48	$20.94	to	$20.94	$1,015	3.75%	0.30%	to	0.30%	9.50%	to	9.50%
2016	53	$19.12	to	$19.12	$1,017	0.20%	0.30%	to	0.30%	11.18%	to	11.18%
Ivy VIP Asset Strategy Portfolio
2020	11	$85.18	to	$85.18	$976	2.10%	0.30%	to	0.30%	13.54%	to	13.54%
2019	12	$75.02	to	$75.02	$878	2.08%	0.30%	to	0.30%	21.41%	to	21.41%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	13	$61.79	to	$61.79	$830	1.79%	0.30%	to	0.30%	(5.72)%	to	(5.72)%
2017	14	$65.54	to	$65.54	$938	1.43%	0.30%	to	0.30%	17.92%	to	17.92%
2016	27	$55.58	to	$55.58	$1,484	0.58%	0.30%	to	0.30%	(2.86)%	to	(2.86)%
Ivy VIP Energy Portfolio
2020	8	$5.21	to	$5.21	$43	1.66%	0.30%	to	0.30%	(37.02)%	to	(37.02)%
2019	15	$8.27	to	$8.27	$128	—%	0.30%	to	0.30%	3.17%	to	3.17%
2018	37	$8.01	to	$8.01	$298	—%	0.30%	to	0.30%	(34.33)%	to	(34.33)%
2017	48	$12.20	to	$12.20	$588	0.94%	0.30%	to	0.30%	(12.90)%	to	(12.90)%
2016	43	$14.01	to	$14.01	$604	0.12%	0.30%	to	0.30%	34.15%	to	34.15%
Ivy VIP Growth Portfolio
2020	1	$384.73	to	$384.73	$506	—%	0.30%	to	0.30%	30.16%	to	30.16%
2019	1	$295.59	to	$295.59	$398	—%	0.30%	to	0.30%	36.18%	to	36.18%
2018	2	$217.07	to	$217.07	$403	0.03%	0.30%	to	0.30%	1.98%	to	1.98%
2017	1	$212.86	to	$212.86	$312	0.24%	0.30%	to	0.30%	28.95%	to	28.95%
2016	1	$165.07	to	$165.07	$244	0.02%	0.30%	to	0.30%	0.92%	to	0.92%
Ivy VIP Mid Cap Growth Portfolio
2020	12	$72.36	to	$72.36	$889	—%	0.30%	to	0.30%	48.55%	to	48.55%
2019	14	$48.71	to	$48.71	$698	—%	0.30%	to	0.30%	37.53%	to	37.53%
2018	12	$35.42	to	$35.42	$410	—%	0.30%	to	0.30%	(0.36)%	to	(0.36)%
2017	16	$35.54	to	$35.54	$553	—%	0.30%	to	0.30%	26.52%	to	26.52%
2016	16	$28.09	to	$28.09	$438	—%	0.30%	to	0.30%	5.80%	to	5.80%
Ivy VIP Natural Resources Portfolio
2020	6	$9.39	to	$9.39	$59	2.48%	0.30%	to	0.30%	(12.25)%	to	(12.25)%
2019	6	$10.70	to	$10.70	$60	1.02%	0.30%	to	0.30%	9.13%	to	9.13%
2018	6	$9.80	to	$9.80	$61	0.30%	0.30%	to	0.30%	(23.46)%	to	(23.46)%
2017	6	$12.81	to	$12.81	$74	0.12%	0.30%	to	0.30%	2.66%	to	2.66%
2016	9	$12.48	to	$12.48	$112	0.69%	0.30%	to	0.30%	23.44%	to	23.44%
Ivy VIP Science and Technology Portfolio
2020	4	$287.07	to	$287.07	$1,046	—%	0.30%	to	0.30%	34.95%	to	34.95%
2019	6	$212.72	to	$212.72	$1,303	—%	0.30%	to	0.30%	49.04%	to	49.04%
2018	9	$142.73	to	$142.73	$1,257	—%	0.30%	to	0.30%	(5.52)%	to	(5.52)%
2017	9	$151.07	to	$151.07	$1,434	—%	0.30%	to	0.30%	31.72%	to	31.72%
2016	11	$114.69	to	$114.69	$1,252	—%	0.30%	to	0.30%	1.24%	to	1.24%
JPMorgan Insurance Trust Core Bond Portfolio
2020	1,737	$9.14	to	$15.83	$25,385	1.83%	0.30%	to	2.05%	5.54%	to	7.36%
2019	1,592	$8.52	to	$14.87	$22,080	2.36%	0.30%	to	2.05%	5.73%	to	7.54%
2018	1,530	$7.92	to	$13.94	$19,933	2.22%	0.30%	to	2.05%	(2.21)%	to	(0.53)%
2017	1,336	$7.96	to	$14.14	$17,566	2.34%	0.30%	to	2.05%	1.26%	to	2.99%
2016	1,231	$7.73	to	$13.84	$15,949	2.59%	0.30%	to	2.05%	(0.18)%	to	1.53%
Lazard Retirement International Equity Portfolio
2020	12	$24.16	to	$24.16	$283	2.24%	0.30%	to	0.30%	7.91%	to	7.91%
2019	12	$22.39	to	$22.39	$260	0.34%	0.30%	to	0.30%	20.64%	to	20.64%
2018	12	$18.56	to	$18.56	$224	1.55%	0.30%	to	0.30%	(14.17)%	to	(14.17)%
2017	13	$21.62	to	$21.62	$271	2.33%	0.30%	to	0.30%	21.97%	to	21.97%
2016	14	$17.73	to	$17.73	$246	0.99%	0.30%	to	0.30%	(4.57)%	to	(4.57)%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
2020	9	$57.01	to	$57.01	$536.00	0.04%	0.30%	to	0.30%	6.47%	to	6.47%
2019	72	$53.55	to	$53.55	$3,860.00	—%	0.30%	to	0.30%	29.54%	to	29.54%
2018	71	$41.34	to	$41.34	$2,951.00	0.02%	0.30%	to	0.30%	(13.50)%	to	(13.50)%
2017	92	$47.79	to	$47.79	$4,402.00	0.40%	0.30%	to	0.30%	13.60%	to	13.60%
2016	61	$42.07	to	$42.07	$2,545.00	—%	0.30%	to	0.30%	15.44%	to	15.44%
MFS International Intrinsic Value Portfolio
2020	103	$25.30	to	$25.30	$2,598	0.77%	0.30%	to	0.30%	19.85%	to	19.85%
2019	113	$21.11	to	$21.11	$2,376	1.50%	0.30%	to	0.30%	25.28%	to	25.28%
2018	121	$16.85	to	$16.85	$2,035	0.94%	0.30%	to	0.30%	(10.00)%	to	(10.00)%
2017	119	$18.72	to	$18.72	$2,220	1.31%	0.30%	to	0.30%	26.44%	to	26.44%
2016	125	$14.81	to	$14.81	$1,857	1.14%	0.30%	to	0.30%	3.53%	to	3.53%
MFS VIT Total Return Bond Portfolio
2020	1,789	$18.03	to	$25.92	$36,398	3.24%	0.30%	to	2.05%	5.97%	to	7.85%
2019	1,832	$17.02	to	$24.03	$35,037	3.25%	0.30%	to	2.05%	7.69%	to	9.59%
2018	1,787	$15.95	to	$21.93	$31,518	3.12%	0.30%	to	2.05%	(3.29)%	to	(1.63)%
2017	1,510	$16.49	to	$22.29	$27,388	3.03%	0.30%	to	2.05%	2.13%	to	3.87%
2016	1,290	$16.15	to	$21.46	$22,887	3.93%	0.30%	to	2.05%	1.95%	to	3.70%
MFS VIT Utilities Portfolio
2020	3	$39.66	to	$39.66	$107	2.05%	0.30%	to	0.30%	5.30%	to	5.30%
2019	11	$37.66	to	$37.66	$431	4.87%	0.30%	to	0.30%	24.43%	to	24.43%
2018	3	$30.27	to	$30.27	$93	0.80%	0.30%	to	0.30%	0.51%	to	0.51%
2017	4	$30.11	to	$30.11	$124	3.61%	0.30%	to	0.30%	14.15%	to	14.15%
2016	7	$26.38	to	$26.38	$194	4.84%	0.30%	to	0.30%	10.90%	to	10.90%
PIMCO VIT All Asset Portfolio
2020	15,537	$14.33	to	$23.64	$288,825	5.00%	0.30%	to	3.40%	4.44%	to	7.69%
2019	17,569	$13.71	to	$21.95	$308,198	2.91%	0.30%	to	3.40%	8.21%	to	11.56%
2018	19,782	$12.67	to	$19.68	$315,960	3.12%	0.30%	to	3.40%	(8.54)%	to	(5.69)%
2017	22,983	$13.84	to	$20.87	$395,072	4.59%	0.30%	to	3.40%	9.81%	to	13.20%
2016	25,488	$12.60	to	$18.43	$392,444	2.62%	0.30%	to	3.40%	9.21%	to	12.59%
PIMCO VIT Balanced Allocation Portfolio
2020	5,811	$12.40	to	$13.41	$75,819	0.98%	1.15%	to	2.05%	8.86%	to	9.85%
2019	6,660	$11.39	to	$12.21	$79,383	2.15%	1.15%	to	2.05%	16.59%	to	17.65%
2018	7,323	$9.77	to	$10.38	$74,432	1.29%	1.15%	to	2.05%	(7.51)%	to	(6.67)%
2017	8,045	$10.56	to	$11.12	$87,877	0.71%	1.15%	to	2.05%	12.16%	to	13.18%
2016	8,764	$9.42	to	$9.82	$84,834	0.76%	1.15%	to	2.05%	0.85%	to	1.77%
PIMCO VIT CommodityRealReturn Strategy Portfolio
2020	7,179	$4.51	to	$7.57	$38,457	6.52%	—%	to	3.40%	(2.00)%	to	1.35%
2019	7,681	$4.60	to	$7.47	$41,546	4.47%	—%	to	3.40%	7.76%	to	11.43%
2018	8,058	$4.27	to	$6.71	$39,993	2.09%	—%	to	3.40%	(16.98)%	to	(14.13)%
2017	9,380	$5.14	to	$7.81	$55,600	11.25%	—%	to	3.40%	(1.20)%	to	2.15%
2016	10,042	$5.20	to	$7.64	$59,609	1.10%	—%	to	3.40%	11.36%	to	15.16%
PIMCO VIT Dynamic Bond Portfolio
2020	12,952	$9.48	to	$13.05	$145,668	2.79%	—%	to	3.40%	1.40%	to	4.81%
2019	15,799	$9.35	to	$12.45	$172,393	4.44%	—%	to	3.40%	1.53%	to	4.94%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	17,733	$9.21	to	$11.87	$187,198	2.82%	—%	to	3.40%	(2.27)%	to	1.03%
2017	20,705	$9.42	to	$11.75	$219,757	1.71%	—%	to	3.40%	1.61%	to	5.01%
2016	21,704	$9.27	to	$11.19	$222,561	1.74%	—%	to	3.40%	1.34%	to	4.74%
PIMCO VIT Emerging Markets Bond Portfolio
2020	4,292	$16.00	to	$35.00	$86,204	4.61%	—%	to	3.40%	3.18%	to	6.70%
2019	4,961	$15.50	to	$33.32	$95,266	4.44%	—%	to	3.40%	11.01%	to	14.80%
2018	6,200	$13.95	to	$29.48	$105,980	4.13%	—%	to	3.40%	(7.89)%	to	(4.73)%
2017	7,595	$15.14	to	$31.43	$139,054	5.09%	—%	to	3.40%	6.28%	to	9.89%
2016	8,810	$14.24	to	$29.04	$149,604	5.27%	—%	to	3.40%	9.61%	to	13.34%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2020	3,540	$10.93	to	$18.34	$47,778	2.48%	—%	to	3.40%	6.49%	to	10.12%
2019	4,116	$10.26	to	$16.65	$51,561	2.46%	—%	to	3.40%	2.63%	to	6.13%
2018	4,631	$9.99	to	$15.69	$55,781	6.16%	—%	to	3.40%	(7.37)%	to	(4.20)%
2017	5,589	$10.78	to	$16.38	$71,855	1.94%	—%	to	3.40%	5.11%	to	8.63%
2016	6,231	$10.25	to	$18.02	$75,178	1.51%	—%	to	3.40%	0.67%	to	4.04%
PIMCO VIT Global Core Bond (Hedged) Portfolio
2020	7,411	$9.17	to	$11.20	$79,472	6.12%	1.15%	to	3.40%	4.70%	to	6.87%
2019	8,493	$8.76	to	$10.48	$85,815	2.21%	1.15%	to	3.40%	4.49%	to	6.66%
2018	10,384	$8.39	to	$9.82	$98,630	1.68%	1.15%	to	3.40%	(2.15)%	to	(0.11)%
2017	10,197	$8.75	to	$9.83	$97,634	1.43%	1.15%	to	3.40%	1.32%	to	3.10%
2016	9,851	$8.58	to	$9.54	$91,724	1.69%	1.15%	to	3.40%	3.63%	to	5.57%
PIMCO VIT Global Managed Asset Allocation Portfolio
2020	8,931	$12.22	to	$17.68	$130,814	8.06%	—%	to	3.40%	13.03%	to	16.83%
2019	10,450	$10.81	to	$15.13	$133,161	2.15%	—%	to	3.40%	13.26%	to	17.06%
2018	12,168	$9.67	to	$12.93	$134,729	1.70%	—%	to	3.40%	(8.45)%	to	(5.46)%
2017	14,339	$10.56	to	$13.67	$170,774	2.20%	—%	to	3.40%	10.50%	to	14.08%
2016	16,198	$9.55	to	$11.98	$172,105	2.40%	—%	to	3.40%	0.76%	to	4.04%
PIMCO VIT High Yield Portfolio
2020	19,322	$17.22	to	$35.34	$481,389	4.85%	—%	to	3.40%	2.26%	to	5.76%
2019	23,360	$16.84	to	$33.42	$560,228	4.96%	—%	to	3.40%	10.97%	to	14.75%
2018	27,588	$15.17	to	$29.12	$586,686	5.10%	—%	to	3.40%	(5.88)%	to	(2.65)%
2017	32,146	$16.12	to	$29.92	$712,987	4.88%	—%	to	3.40%	3.12%	to	6.63%
2016	35,232	$15.63	to	$28.06	$743,025	5.22%	—%	to	3.40%	8.78%	to	12.48%
PIMCO VIT Long-Term U.S. Government Portfolio
2020	158	$28.68	to	$44.73	$5,405	1.69%	—%	to	2.60%	14.68%	to	17.06%
2019	176	$24.75	to	$38.21	$5,112	1.97%	—%	to	2.60%	10.65%	to	13.00%
2018	30	$23.04	to	$28.61	$774	2.38%	—%	to	2.60%	(4.56)%	to	(3.50)%
2017²	12	$0.03	to	$0.03	$—	1.46%	—%	to	2.60%	4.79%	to	5.25%
PIMCO VIT Low Duration Portfolio
2020	336	$19.85	to	$19.85	$6,668	1.27%	0.30%	to	0.30%	2.68%	to	2.68%
2019	448	$19.33	to	$19.33	$8,661	2.74%	0.30%	to	0.30%	3.72%	to	3.72%
2018	291	$18.63	to	$18.63	$5,415	1.97%	0.30%	to	0.30%	0.04%	to	0.04%
2017	119	$18.63	to	$18.63	$2,217	1.38%	0.30%	to	0.30%	1.05%	to	1.05%
2016	278	$18.43	to	$18.43	$5,121	1.50%	0.30%	to	0.30%	1.10%	to	1.10%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
PIMCO VIT Real Return Portfolio
2020	16,003	$12.48	to	$24.32	$261,562	1.41%	—%	to	3.40%	8.08%	to	11.72%
2019	19,087	$11.55	to	$22.11	$284,537	1.65%	—%	to	3.40%	4.92%	to	8.45%
2018	22,224	$11.00	to	$20.70	$311,183	2.49%	—%	to	3.40%	(5.40)%	to	(2.20)%
2017	26,057	$11.63	to	$21.50	$379,635	2.37%	—%	to	3.40%	0.30%	to	3.66%
2016	28,691	$11.60	to	$21.07	$410,286	2.28%	—%	to	3.40%	1.68%	to	5.20%
PIMCO VIT StocksPLUS Global Portfolio
2020	14,716	$7.30	to	$19.72	$231,036	1.12%	0.30%	to	3.40%	9.30%	to	12.70%
2019	17,175	$6.60	to	$17.50	$244,261	1.53%	0.30%	to	3.40%	23.32%	to	27.14%
2018	19,341	$5.29	to	$13.76	$219,308	1.52%	0.30%	to	3.40%	(13.70)%	to	(11.01)%
2017	22,407	$6.06	to	$15.47	$292,155	3.33%	0.30%	to	3.40%	19.01%	to	22.62%
2016	25,558	$5.04	to	$12.61	$277,104	5.08%	0.30%	to	3.40%	4.25%	to	7.43%
PIMCO VIT Total Return Portfolio
2020	36,758	$14.82	to	$31.85	$800,296	2.13%	—%	to	3.40%	5.07%	to	8.66%
2019	40,947	$14.10	to	$29.31	$836,413	3.02%	—%	to	3.40%	4.80%	to	8.37%
2018	46,010	$13.45	to	$27.04	$881,868	2.54%	—%	to	3.40%	(3.82)%	to	(0.53)%
2017	51,931	$13.97	to	$27.19	$1,018,136	2.02%	—%	to	3.40%	1.47%	to	4.92%
2016	56,159	$13.77	to	$25.91	$1,066,912	2.08%	—%	to	3.40%	(0.70)%	to	2.68%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
2020	4	$14.07	to	$14.07	$62	1.18%	0.30%	to	0.30%	(8.59)%	to	(8.59)%
2019	15	$15.39	to	$15.39	$228	2.10%	0.30%	to	0.30%	15.17%	to	15.17%
2018	15	$13.36	to	$13.36	$199	1.70%	0.30%	to	0.30%	(7.53)%	to	(7.53)%
2017	5	$14.45	to	$14.45	$65	0.76%	0.30%	to	0.30%	13.48%	to	13.48%
2016	16	$12.73	to	$12.73	$202	0.91%	0.30%	to	0.30%	(0.77)%	to	(0.77)%
T. Rowe Price Blue Chip Growth Portfolio
2020	63	$66.81	to	$66.81	$4,230	—%	0.30%	to	0.30%	33.51%	to	33.51%
2019	116	$50.04	to	$50.04	$5,813	—%	0.30%	to	0.30%	29.19%	to	29.19%
2018	75	$38.74	to	$38.74	$2,919	—%	0.30%	to	0.30%	1.34%	to	1.34%
2017	71	$38.22	to	$38.22	$2,695	—%	0.30%	to	0.30%	35.42%	to	35.42%
2016	84	$28.22	to	$28.22	$2,372	—%	0.30%	to	0.30%	0.24%	to	0.24%
T. Rowe Price Equity Income Portfolio
2020	28	$32.40	to	$32.40	$917	2.07%	0.30%	to	0.30%	0.65%	to	0.65%
2019	41	$32.19	to	$32.19	$1,320	1.97%	0.30%	to	0.30%	25.67%	to	25.67%
2018	56	$25.61	to	$25.61	$1,438	1.80%	0.30%	to	0.30%	(9.96)%	to	(9.96)%
2017	57	$28.45	to	$28.45	$1,628	1.58%	0.30%	to	0.30%	15.38%	to	15.38%
2016	54	$24.65	to	$24.65	$1,335	2.04%	0.30%	to	0.30%	18.50%	to	18.50%
T. Rowe Price Health Sciences Portfolio
2020	9	$117.96	to	$117.96	$1,004	—%	0.30%	to	0.30%	28.88%	to	28.88%
2019	13	$91.53	to	$91.53	$1,194	—%	0.30%	to	0.30%	28.24%	to	28.24%
2018	16	$71.37	to	$71.37	$1,113	—%	0.30%	to	0.30%	0.55%	to	0.55%
2017	17	$70.98	to	$70.98	$1,233	—%	0.30%	to	0.30%	26.93%	to	26.93%
2016	18	$55.92	to	$55.92	$997	—%	0.30%	to	0.30%	(10.98)%	to	(10.98)%
Templeton Global Bond VIP Fund
2020	11,044	$23.85	to	$69.74	$463,529	8.33%	—%	to	3.40%	(8.41)%	to	(5.28)%
2019	12,315	$26.04	to	$73.63	$555,889	7.08%	—%	to	3.40%	(1.35)%	to	2.01%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	13,706	$27.38	to	$72.17	$616,889	—%	—%	to	3.40%	(1.39)%	to	1.94%
2017	16,014	$27.76	to	$70.80	$718,124	—%	—%	to	3.40%	(1.37)%	to	1.93%
2016	17,662	$28.15	to	$69.46	$784,007	—%	—%	to	3.40%	(0.40)%	to	2.94%
Templeton Growth VIP Fund
2020	7,750	$21.67	to	$47.82	$207,398	3.07%	0.30%	to	3.40%	2.30%	to	5.48%
2019	8,939	$21.17	to	$45.33	$233,321	2.82%	0.30%	to	3.40%	11.36%	to	14.81%
2018	9,815	$19.00	to	$39.49	$224,433	2.04%	0.30%	to	3.40%	(17.67)%	to	(15.11)%
2017	11,514	$23.07	to	$46.51	$320,196	1.69%	0.30%	to	3.40%	14.61%	to	18.15%
2016	13,230	$20.12	to	$39.37	$318,160	2.11%	0.30%	to	3.40%	6.01%	to	9.29%

1. Period from October 14, 2016 (fund commencement) to December 31, 2016
2. Period from May 1, 2017 (fund commencement) to December 31, 2017
3. Period from October 16, 2017 (fund commencement) to December 31, 2017

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the Variable Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated, based on the products available to the contractholders. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units such as the contract maintenance charges and rider charges for the optional benefits Investment Protector and Income Protector, the account fee for the Income Advantage Account, and expenses of the underlying funds are excluded. Mortality and expense risk and administrative charges for all funds in annuitized contracts are excluded from the expense ratio.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the Variable Account for products held at the time by contractholders. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Funds with a date notation, as shown below, indicate the effective date of that fund in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and are not annualized.

**** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2020, 2019, 2018, 2017 and 2016, are $10,473, $9,974, $9,248, $9,476 and $9,453, respectively.
(7) Subsequent Events
No material subsequent events have occurred since December 31, 2020 through March 29, 2021, the date at which the financial statements were issued, that would require adjustment to the financial statements.

PART C – OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
A.	FINANCIAL STATEMENTS
THE FOLLOWING FINANCIAL STATEMENTS OF THE COMPANY ARE FILED HEREWITH.
1.	REPORT OF INDEPENDENT AUDITORS, PRICEWATERHOUSECOOPERS, LLP
2.	STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS – DECEMBER 31, 2020 AND 2019
3.	STATUTORY STATEMENTS OF OPERATIONS – YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018
4.	STATUTORY STATEMENTS OF CAPITAL AND SURPLUS – YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018
5.	STATUTORY STATEMENTS OF CASH FLOWS – YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018
6.	NOTES TO THE STATUTORY FINANCIAL STATEMENTS AND SCHEDULES – DECEMBER 31, 2020, 2019, AND 2018
THE FOLLOWING FINANCIAL STATEMENTS OF THE VARIABLE ACCOUNT ARE INCLUDED IN PART B OF THIS REGISTRATION STATEMENT.
1.	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, PRICEWATERHOUSECOOPERS, LLP
2.	STATEMENTS OF ASSETS AND LIABILITIES – DECEMBER 31, 2020
3.	STATEMENTS OF OPERATIONS – FOR THE YEAR OR PERIODS ENDED DECEMBER 31, 2020
4.	STATEMENTS OF CHANGES IN NET ASSETS – FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019
5.	NOTES TO THE FINANCIAL STATEMENTS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE YEARS OR PERIODS IN THE FIVE-YEAR PERIOD THEN ENDED – DECEMBER 31, 2020
B.	EXHIBITS
1.
RESOLUTION OF BOARD OF DIRECTORS OF THE COMPANY AUTHORIZING THE ESTABLISHMENT OF THE SEPARATE ACCOUNT, DATED MAY 31, 1985 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B1. FROM REGISTRANT'S INITIAL FILING ON FORM N-4 (FILE NOS. 333-06709 AND 811-05618), ELECTRONICALLY FILED ON JUNE 25, 1996.

2.	NOT APPLICABLE
3.	A.
PRINCIPAL UNDERWRITER AGREEMENT BY AND BETWEEN NORTH AMERICAN LIFE AND CASUALTY COMPANY ON BEHALF OF NALAC FINANCIAL PLANS, INC. DATED SEPTEMBER 14, 1988 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.A. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-06709 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 13, 1996.
(NORTH AMERICAN LIFE AND CASUALTY COMPANY IS THE PREDECESSOR TO ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA. NALAC FINANCIAL PLANS, INC., IS THE PREDECESSOR TO USALLIANZ INVESTOR SERVICES, LLC, WHICH IS THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.)

B.
BROKER-DEALER AGREEMENT (AMENDED AND RESTATED) BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE FINANCIAL SERVICES, LLC, DATED JUNE 1, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99B3B. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

C.
THE CURRENT SPECIMEN OF THE SELLING AGREEMENT BETWEEN ALLIANZ LIFE FINANCIAL SERVICES, LLC, THE PRINCIPAL UNDERWRITER FOR THE CONTRACTS, AND RETAIL BROKERS WHICH OFFER AND SELL THE CONTRACTS TO THE PUBLIC IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.B. FROM REGISTRANT'S INITIAL FILING ON FORM N-4 (FILE NOS. 333-134267 AND 811-05618), ELECTRONICALLY FILED ON MAY 19, 2006.THE UNDERWRITER HAS EXECUTED VERSIONS OF THE AGREEMENT WITH APPROXIMATELY 2,100 RETAIL BROKERS.

4.	A.
INDIVIDUAL VARIABLE ANNUITY "BASE" CONTRACT-L40534 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.A. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

B.
INDIVIDUAL VARIABLE ANNUITY "BONUS" CONTRACT-L40535 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.B. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

C.
INCOME PROTECTOR RIDER-S40844 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.C. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

D.
INCOME PROTECTOR CHARGE LOCK OPTION RIDER-S40882 AND CONTRACT SCHEDULE-S40884 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.D. FROM POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON MAY 1, 2013.

E.
INCOME FOCUS RIDER –S40848 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.D. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

F.
INCOME FOCUS CHARGE LOCK OPTION RIDER-S40881 AND CONTRACT SCHEDULE-S40883 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.F. FROM POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON MAY 1, 2013.

G.
INVESTMENT PROTECTOR RIDER-S408052 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.E. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

H.
QUARTERLY VALUE DEATH BENEFIT RIDER-S40857 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.F. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

I.
VISION CONTRACT SCHEDULES-S40832, S40833, S40834, S40835, S40845, S40849, S40854, S40858 COMBINED INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

J.
INVESTMENT OPTION CONTRACT SCHEDULES- S40847, S40851, S40856, S40860 COMBINED INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.H. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

K.
ASSET ALLOCATION RIDER-INVESTMENT PROTECTOR-S40853 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.I. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

L.
WAIVER OF WITHDRAWAL CHARGE RIDER-S40749 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.F. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 9, 2007.

M.
INHERITED IRA/ROTH IRA ENDORSEMENT-S40713 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.Q. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-134267 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 25, 2006.

N.
ROTH IRA ENDORSEMENT-S40342 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.L. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-134267 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 25, 2006.

O.
IRA ENDORSEMENT-S40014 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

P.
UNISEX ENDORSEMENT-(S20146) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.H. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

Q.
PENSION PLAN AND PROFIT SHARING PLAN ENDORSEMENT-S20205 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.I. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

R.
403(B) ENDORSEMENT-S30072(4-99) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.K. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

5.	A.
APPLICATION FOR IND. VAR. ANNUITY CONTRACT-F60002 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5.A. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

6.	S.
THE RESTATED ARTICLES OF INCORPORATION OF THE COMPANY (AS AMENDED AUGUST 1, 2006) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B6.I. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

(II).
THE RESTATED BYLAWS OF THE COMPANY (AS AMENDED AUGUST 1, 2006) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B6.II. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

7.	NOT APPLICABLE
8.	A.
22C-2 AGREEMENTS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.A. FROM POST-EFFECTIVE AMENDMENT NO. 20 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2008.

B.
22C-2 AGREEMENT-BLACKROCK DISTRIBUTORS, INC. INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.B. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

C.
PARTICIPATION AGREEMENT BETWEEN BLACKROCK SERIES FUND, INC., BLACKROCK DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE CO. OF NORTH AMERICA, AND ALLIANZ LIFE FINANCIAL SERVICES, LLC, DATED MAY 1, 2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.C. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

D.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN BLACKROCK ADVISORS, LLC AND ALLIANZ LIFE, DATED MAY 1, 2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.D. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

E.
PARTICIPATION AGREEMENT BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 11/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.E. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

F.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA DATED 5/1/08 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.F. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

G.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA DATED 9/3/2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.G. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016.

H.
PARTICIPATION AGREEMENT & AMENDMENT BETWEEN FIDELITY DISTRIBUTORS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 09/29/10 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM POST-EFFECTIVE AMENDMENT NO. 17 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-145866 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 20, 2010.

I.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN FIDELITY DISTRIBUTORS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 9-1-2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.I. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016.

J.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 10/1/2003 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AC. FROM REGISTRANT'S FROM PRE-EFFECTIVE AMENDMENT NO. 2  ON FORM N-4 (FILE NOS. 333-120181 AND 811-05618), ELECTRONICALLY FILED ON MARCH 30, 2005..

K.	-
AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 8/08/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

L.	-
AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JULY 16, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON AUGUST 21, 2012.

M.
PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND USALLIANZ INVESTOR SERVICES, LLC (THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), AND DATED 10/1/2003 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM PRE-EFFECTIVE AMENDMENT NO.2 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-120181 AND 811-05618), ELECTRONICALLY FILED ON MARCH 30, 2005.

N.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND USALLIANZ INVESTOR SERVICES, LLC (THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), DATED 5/1/08 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.J. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

O.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE FINANCIAL SERVICES, LLC., DATED JANUARY 16, 2014 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.L. FROM POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 28, 2014.

P.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE FINANCIAL SERVICES, LLC., DATED 9/1/2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.P. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016.

Q.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, JPMORGAN INSURANCE TRUST, JPMORGAN INVESTMENT ADVISERS INC., JPMORGAN INVESTMENT MANAGEMENT INC., AND JPMORGAN FUNDS MANAGEMENT INC., DATED APRIL 24, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.V. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-180720 AND 811-05618) ELECTRONICALLY FILED ON JULY 27, 2012.

R.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, JPMORGAN INSURANCE TRUST, JPMORGAN INVESTMENT ADVISERS INC., JPMORGAN INVESTMENT MANAGEMENT INC., AND JPMORGAN FUNDS MANAGEMENT INC., DATED JANUARY 1, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AA. FROM POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON APRIL 24, 2013.

S.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN JPMORGAN INSURANCE TRUST, J. P. MORGAN INVESTMENT MANAGEMENT INC., JPMORGAN FUNDS MANAGEMENT, INC., AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 9/1/2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.S. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016.

T.
SERVICE AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, JPMORGAN INVESTMENT ADVISERS INC., AND JPMORGAN INVESTMENT MANAGEMENT INC., DATED APRIL 24, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.W. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-180720 AND 811-05618) ELECTRONICALLY FILED ON JULY 27, 2012.

U.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, MFS VARIABLE INSURANCE TRUST, MFS VARIABLE INSURANCE TRUST II AND MFS FUND DISTRIBUTORS, INC., DATED AUGUST 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AG. FROM POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON APRIL 24, 2013.

V.
FUND/SERV AND NETWORKING SUPPLEMENT TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, MFS VARIABLE INSURANCE TRUST, MFS VARIABLE INSURANCE TRUST II AND MFS FUND DISTRIBUTORS, INC., DATED AUGUST 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AH. FROM POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON APRIL 24, 2013.

W.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN MFS VARIABLE INSURANCE TRUST, MFS VARIABLE INSURANCE TRUST II, MFS FUND DISTRIBUTORS, INC., AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 9/1/2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.W. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016..

X.
ADMINISTRATIVE SERVICE AGREEMENT BETWEEN OPCAP ADVISORS LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 5/1/2006 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AJ. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-134267 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 25, 2006.

Y.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN PIMCO VARIABLE INSURANCE TRUST AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA DATED DECEMBER 4, 2009 AND AMENDMENT DATED APRIL 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.V. FROM POST-EFFECTIVE AMENDMENT NO. 9 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-171427 AND 811-05618), ELECTRONICALLY FILED ON JUNE 7, 2012.

Z.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO FUNDS DISTRIBUTORS LLC, DATED 12/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.I. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

AA.	-
AMENDMENTS TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO FUNDS DISTRIBUTORS LLC, DATED 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.W. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

AB.	-
AMENDMENT DATED MAY 1, 2011 TO THE PARTICIPATION AGREEMENT DATED DECEMBER 1, 1999, BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO INVESTMENTS LLC, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.P. FROM POST-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-171427 AND 811-05618), ELECTRONICALLY FILED ON OCTOBER 17, 2011.

AC.	-
AMENDMENT DATED APRIL 30, 2012 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON APRIL 6, 2012.

AD.	-
AMENDMENT DATED SEPTEMBER 1, 2012 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Y. FROM POST-EFFECTIVE AMENDMENT NO. 34 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618) ELECTRONICALLY FILED ON FEBRUARY 4, 2013.

	AE.	-
AMENDMENTS TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN PIMCO VARIABLE INSURANCE TRUST, PIMCO EQUITY SERIES VI, PIMCO INVESTMENTS LLC, AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 10/12/2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AE. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016..

AF.
INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JUNE 1, 2009 AND AMENDMENT DATED 5-1-2011 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.T. FROM POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON APRIL 6, 2012.

	AG.	-
AMENDMENT  DATED 4-30-2012 TO INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JUNE 1, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON APRIL 6, 2012.

	AH.	-
AMENDMENT  DATED SEPTEMBER 1, 2012 TO INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JUNE 1, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Z. FROM POST-EFFECTIVE AMENDMENT NO. 34 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618) ELECTRONICALLY FILED ON FEBRUARY 4, 2013.

	AI.	-
AMENDED AND RESTATED SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 01/01/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

AJ.
PARTICIPATION AGREEMENT BETWEEN PREMIER VIT, ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC, DATED 5/1/2006 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AI. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-134267 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 25, 2006.

AK.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PREMIER MULTI-SERIES VIT AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC, DATED APRIL 28, 2014 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AA. FROM POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 28, 2014.

AL.
DISTRIBUTION SERVICES AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS, LLC, DATED 01/01/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

	AM.	-
AMENDMENT DATED MARCH 5, 2015 TO SHAREHOLDER SERVICES AGREEMENT BETWEEN ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC AND ALLIANZ LIFE FINANCIAL SERVICES, LLC INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AB. FROM POST-EFFECTIVE AMENDMENT NO. 13 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 13, 2015.

9.*	OPINION AND CONSENT OF COUNSEL
10.*	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
11.	NOT APPLICABLE
12.	NOT APPLICABLE
13.*	A.	POWER OF ATTORNEY

*	FILED HEREWITH

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
UNLESS NOTED OTHERWISE, ALL OFFICERS AND DIRECTORS HAVE THE FOLLOWING PRINCIPAL BUSINESS ADDRESS:
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297
THE FOLLOWING ARE THE OFFICERS AND DIRECTORS OF THE COMPANY:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH DEPOSITOR
WALTER R. WHITE	DIRECTOR, PRESIDENT AND CHIEF EXECUTIVE OFFICER
WILLIAM E. GAUMOND	DIRECTOR, SENIOR VICE PRESIDENT, CHIEF FINANCIAL OFFICER, AND TREASURER
ERIC J. THOMES	SENIOR VICE PRESIDENT, CHIEF DISTRIBUTION OFFICER
NEIL H. MCKAY	SENIOR VICE PRESIDENT, CHIEF ACTUARY
GRETCHEN CEPEK	SENIOR VICE PRESIDENT, GENERAL COUNSEL, AND SECRETARY
TODD M. HEDTKE	SENIOR VICE PRESIDENT, CHIEF INVESTMENT OFFICER
CATHERINE A. MAHONE	SENIOR VICE PRESIDENT, CHIEF ADMINISTRATIVE OFFICER
BRENT M. HIPSHER	VICE PRESIDENT, CONTROLLER AND ASSISTANT TREASURER
JENNY L. GULDSETH	SENIOR VICE PRESIDENT, CHIEF HUMAN RESOURCES OFFICER
JASMINE M. JIRELE	SENIOR VICE PRESIDENT, CHIEF GROWTH OFFICER
JACQUELINE HUNT ALLIANZ SE KÖNIGINSTRAßE 28 80802 MÜNCHEN GERMANY	DIRECTOR AND BOARD CHAIR
UDO FRANK 47628 TODD EYMANN ROAD MIRAMONTE, CA 93641	DIRECTOR
HOWARD E. WOOLEY610 BROOKES RIDGE COURTBETHESDA, MD 20816	DIRECTOR
KEVIN E. WALKER 14092 N. BRIGHT ANGEL TRAIL MARANA, AZ 85658	DIRECTOR
ANNA SOPHIE HERKEN Allianz Asset Management GmbH Seidlstrasse 24-24a MUNICH, GERMANY 80335	DIRECTOR

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 22 to Registrant’s Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on April 19th, 2021.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of February 26, 2021, there were 75,039 qualified and 27,408 non-qualified Allianz Vision Contract Owners with Contracts in the Separate Account.
ITEM 28. INDEMNIFICATION
INDEMNIFICATION PROVISION, AS REQUIRED BY THE ’33 ACT, RULE 484
THE BYLAWS OF THE INSURANCE COMPANY PROVIDE:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(A)
SUBJECT TO THE CONDITIONS OF THIS ARTICLE AND ANY CONDITIONS OR LIMITATIONS IMPOSED BY APPLICABLE LAW, THE CORPORATION SHALL INDEMNIFY ANY EMPLOYEE, DIRECTOR OR OFFICER OF THE CORPORATION (AN "INDEMNIFIED PERSON") WHO WAS, IS, OR IN THE SOLE OPINION OF THE CORPORATION, MAY REASONABLY BECOME A PARTY TO OR OTHERWISE INVOLVED IN ANY PROCEEDING BY REASON OF THE FACT THAT SUCH INDEMNIFIED PERSON IS OR WAS:

	(I)	A DIRECTOR OF THE CORPORATION; OR
	(II)	ACTING IN THE COURSE AND SCOPE OF HIS OR HER DUTIES AS AN OFFICER OR EMPLOYEE OF THE CORPORATION; OR
	(III)	RENDERING PROFESSIONAL SERVICES AT THE REQUEST OF AND FOR THE BENEFIT OF THE CORPORATION; OR
(IV)
SERVING AT THE REQUEST OF THE CORPORATION AS AN OFFICER, DIRECTOR, FIDUCIARY OR MEMBER OF ANOTHER CORPORATION, ASSOCIATION, COMMITTEE, PARTNERSHIP, JOINT VENTURE, TRUST, EMPLOYEE BENEFIT PLAN OR OTHER ENTERPRISE (AN "OUTSIDE ORGANIZATION").

(B)	NOTWITHSTANDING THE FOREGOING, NO OFFICER, DIRECTOR OR EMPLOYEE SHALL BE INDEMNIFIED PURSUANT TO THESE BYLAWS UNDER THE FOLLOWING CIRCUMSTANCES:
	(I)	IN CONNECTION WITH A PROCEEDING INITIATED BY SUCH PERSON, IN HIS OR HER OWN PERSONAL CAPACITY, UNLESS SUCH INITIATION WAS AUTHORIZED BY THE BOARD OF DIRECTORS;
	(II)	IF A COURT OF COMPETENT JURISDICTION FINALLY DETERMINES THAT ANY INDEMNIFICATION HEREUNDER IS UNLAWFUL;
	(III)	FOR ACTS OR OMISSIONS INVOLVING INTENTIONAL MISCONDUCT OR KNOWING AND CULPABLE VIOLATION OF LAW;
(IV)
FOR ACTS OR OMISSIONS THAT THE INDEMNIFIED PERSON BELIEVES TO BE CONTRARY TO THE BEST INTERESTS OF THE CORPORATION OR ITS SHAREHOLDERS OR THAT INVOLVE THE ABSENCE OF GOOD FAITH ON THE PART OF THE INDEMNIFIED PERSON;

	(V)	FOR ANY TRANSACTION FOR WHICH THE INDEMNIFIED PERSON DERIVED AN IMPROPER PERSONAL BENEFIT;
(VI)
FOR ACTS OR OMISSIONS THAT SHOW A RECKLESS DISREGARD FOR THE INDEMNIFIED PERSON'S DUTY TO THE CORPORATION OR ITS SHAREHOLDERS IN CIRCUMSTANCES IN WHICH THE INDEMNIFIED PERSON WAS AWARE OR SHOULD HAVE BEEN AWARE, IN THE ORDINARY COURSE OF PERFORMING THE INDEMNIFIED PERSON'S DUTIES, OF THE RISK OF SERIOUS INJURY TO THE CORPORATION OR ITS SHAREHOLDERS;

	(VII)	FOR ACTS OR OMISSIONS THAT CONSTITUTE AN UNEXCUSED PATTERN OF INATTENTION THAT AMOUNTS TO AN ABDICATION OF THE INDEMNIFIED PERSON'S DUTIES TO THE CORPORATION OR ITS SHAREHOLDERS;
	(VIII)	IN CIRCUMSTANCES WHERE INDEMNIFICATION IS PROHIBITED BY APPLICABLE LAW;
(IX)
IN THE CASE OF SERVICE AS AN OFFICER, DIRECTOR, FIDUCIARY OR MEMBER OF AN OUTSIDE ORGANIZATION, WHERE THE INDEMNIFIED PERSON WAS AWARE OR SHOULD HAVE BEEN AWARE THAT THE CONDUCT IN QUESTION WAS OUTSIDE THE SCOPE OF THE ASSIGNMENT AS CONTEMPLATED BY THE CORPORATION.

SECTION 2. SCOPE OF INDEMNIFICATION:
(A)
INDEMNIFICATION PROVIDED PURSUANT TO SECTION 1(A)(IV) SHALL BE SECONDARY AND SUBORDINATE TO INDEMNIFICATION OR INSURANCE PROVIDED TO AN INDEMNIFIED PERSON BY AN OUTSIDE ORGANIZATION OR OTHER SOURCE, IF ANY.

(B)
INDEMNIFICATION SHALL APPLY TO ALL REASONABLE EXPENSES, LIABILITY AND LOSSES, ACTUALLY INCURRED OR SUFFERED BY AN INDEMNIFIED PERSON IN CONNECTION WITH A PROCEEDING, INCLUDING WITHOUT LIMITATION, ATTORNEYS' FEES AND ANY EXPENSES OF ESTABLISHING A RIGHT TO INDEMNIFICATION OR ADVANCEMENT UNDER THIS ARTICLE, JUDGMENTS, FINES, ERISA EXCISE TAXES OR PENALTIES, AMOUNTS PAID OR TO BE PAID IN SETTLEMENT AND ALL INTEREST, ASSESSMENTS AND OTHER CHARGES PAID OR PAYABLE IN CONNECTION WITH OR IN RESPECT OF SUCH EXPENSE, LIABILITY AND LOSS.

(C)
SUCH INDEMNIFICATION SHALL CONTINUE AS TO ANY INDEMNIFIED PERSON WHO HAS CEASED TO BE AN EMPLOYEE, DIRECTOR OR OFFICER OF THE CORPORATION AND SHALL INURE TO THE BENEFIT OF HIS OR HER HEIRS, ESTATE, EXECUTORS AND ADMINISTRATORS.

SECTION 3. DEFINITIONS:
(A)	"CORPORATION" FOR THE PURPOSE OF ARTICLE XI SHALL MEAN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALL OF ITS SUBSIDIARIES.
(B)
"PROCEEDING" SHALL MEAN ANY THREATENED, PENDING, OR COMPLETED ACTION, SUIT OR PROCEEDING WHETHER CIVIL, CRIMINAL, ADMINISTRATIVE, INVESTIGATIVE OR OTHERWISE, INCLUDING ACTIONS BY OR IN THE RIGHT OF THE CORPORATION TO PROCURE A JUDGMENT IN ITS FAVOR.

(C)
"PROFESSIONAL SERVICES" SHALL MEAN SERVICES RENDERED PURSUANT TO (I) A PROFESSIONAL ACTUARIAL DESIGNATION, (II) A LICENSE TO ENGAGE IN THE PRACTICE OF LAW ISSUED BY A STATE BAR INSTITUTION OR (III) A CERTIFIED PUBLIC ACCOUNTANT DESIGNATION ISSUED BY THE AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS.

INSOFAR AS INDEMNIFICATION FOR LIABILITY ARISING UNDER THE SECURITIES ACT OF 1933 MAY BE PERMITTED FOR DIRECTORS AND OFFICERS OR CONTROLLING PERSONS OF THE INSURANCE COMPANY PURSUANT TO THE FOREGOING, OR OTHERWISE, THE INSURANCE COMPANY HAS BEEN ADVISED THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE ACT AND, THEREFORE, UNENFORCEABLE. IN THE EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY THE INSURANCE COMPANY OF EXPENSES INCURRED OR PAID BY A DIRECTOR, OFFICER OR CONTROLLING PERSON OF THE INSURANCE COMPANY IN THE SUCCESSFUL DEFENSE OF ANY ACTION, SUIT OR PROCEEDING) IS ASSERTED BY SUCH DIRECTOR, OFFICER OR CONTROLLING PERSON IN CONNECTION WITH THE SECURITIES BEING REGISTERED, THE COMPANY WILL, UNLESS IN THE OPINION OF ITS COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUE.

ITEM 29. PRINCIPAL UNDERWRITERS
ALLIANZ LIFE FINANCIAL SERVICES, LLC (PREVIOUSLY USALLIANZ INVESTOR SERVICES, LLC) IS THE PRINCIPAL UNDERWRITER FOR THE CONTRACTS. IT ALSO IS THE PRINCIPAL UNDERWRITER FOR:
ALLIANZ LIFE VARIABLE ACCOUNT A
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
ALLIANZ FUNDS
THE FOLLOWING ARE THE OFFICERS (MANAGERS) AND DIRECTORS (BOARD OF GOVERNORS) OF ALLIANZ LIFE FINANCIAL SERVICES, LLC. ALL OFFICERS AND DIRECTORS HAVE THE FOLLOWING PRINCIPAL BUSINESS ADDRESS:
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
COREY WALTHER	GOVERNOR AND PRESIDENT
ERIC J. THOMES	GOVERNOR, CHIEF EXECUTIVE OFFICER, AND CHIEF MANAGER
CATHERINE A. MAHONE	GOVERNOR
WILLIAM E. GAUMOND	GOVERNOR
BRENT M. HIPSHER	CHIEF FINANCIAL OFFICER AND TREASURER
MATTHEW C. DIAN	VICE PRESIDENT, CHIEF COMPLIANCE OFFICER
HEATHER L. KELLY	EXECUTIVE VICE PRESIDENT, HEAD OF ADVISORY & STRATEGIC ACCOUNTS
KRISTINE M. LORD-KRAHN	CHIEF LEGAL OFFICER AND SECRETARY
TRACY M. HADDY	ASSISTANT SECRETARY
NICOLE D. VAN WALBEEK	ASSISTANT SECRETARY

FOR THE PERIOD 1-1-2020 TO 12-31-2020
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
ALLIANZ LIFE FINANCIAL SERVICES, LLC	$319,676,842.37	$0	$0	$0
THE $319,676,842.37THAT ALLIANZ LIFE FINANCIAL SERVICES, LLC RECEIVED FROM ALLIANZ LIFE AS COMMISSIONS ON THE SALE OF CONTRACTS ISSUED UNDER ALLIANZ LIFE VARIABLE ACCOUNT B WAS SUBSEQUENTLY PAID ENTIRELY TO THE THIRD PARTY BROKER/DEALERS THAT PERFORM THE RETAIL DISTRIBUTION OF THE CONTRACTS AND, THEREFORE, NO COMMISSION OR COMPENSATION WAS RETAINED BY ALLIANZ LIFE FINANCIAL SERVICES, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of April, 2021.
ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)

By: /s/ Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: WALTER R. WHITE(1)
Walter R. White
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2021.
SIGNATURE	TITLE
WALTER R. WHITE(1)	DIRECTOR, PRESIDENT & CHIEF EXECUTIVE OFFICER
RONALD M. CLARK(1)	DIRECTOR
JACQUELINE HUNT(1)	DIRECTOR AND BOARD CHAIR
UDO FRANK(1)	DIRECTOR
WILLIAM E. GAUMOND(1)	DIRECTOR, SENIOR VICE PRESIDENT, CHIEF FINANCIAL OFFICER AND TREASURER (PRINCIPAL ACCOUNTING OFFICER)
KEVIN E. WALKER(1) ANNA SOPHIE HERKEN(1)	DIRECTOR DIRECTOR
(1)	By Power of Attorney filed herewith.

By: /s/ Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 22
TO FORM N-4
(FILE NOS. 333-182987 AND 811-05618)
 ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS
EX-99.A.	FINANCIAL STATEMENTS OF THE COMPANY
EX-99.B9.	OPINION AND CONSENT OF COUNSEL
EX-99.B10.	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
EX-99.B13.A.	POWER OF ATTORNEY